Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 100.5%
Money Market Funds - 100.5%

178,442,093	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$178,442,093

	TOTAL SHORT TERM INVESTMENTS (Cost $178,442,093)	$178,442,093

	TOTAL INVESTMENTS (Cost $178,442,093) - 100.5%	$178,442,093

	Liabilities in Excess of Other Assets - (0.5)%(b)	(940,031)

	TOTAL NET ASSETS - 100.0%	$177,502,062

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	$6,084,757 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)
July 31, 2025

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Payable, net	Unrealized Appreciation (Depreciation)

Copper	9/26/2025	115	$ 12,519,188	$(3,602,162)	$(3,254,931)

Gasoline RBOB	9/30/2025	180	15,322,608	(197,543)	145,989

Gold	10/29/2025	49	16,273,390	(21,020)	(552,414)

NY Harbor ULSD	11/28/2025	110	10,870,398	(77,154)	335,462

Silver	9/26/2025	100	18,356,000	(523,770)	182,625

WTI Crude	8/20/2025	146	10,111,960	(109,540)	567,392

			$ 83,453,544	$(4,531,189)	$(2,575,877)

All futures contracts held by Direxion BCS Fund Ltd.

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 79.4%
Accommodation - 0.3%
3,212	Airbnb, Inc. Class A (a)	$425,301
1,768	Hilton Worldwide Holdings, Inc.	473,965
5,159	Host Hotels & Resorts, Inc.	81,099
2,524	Las Vegas Sands Corp.	132,258
1,691	Marriott International, Inc. Class C	446,136
1,539	MGM Resorts International (a)	56,097
654	Wynn Resorts Ltd.	71,306

		1,686,162

Administrative and Support Services - 2.4%
640	Allegion PLC ADR (Ireland)	106,189
17,042	Amcor PLC ADR (United Kingdom)	159,343
709	Ameriprise Financial, Inc.	367,397
3,020	Automatic Data Processing, Inc.	934,690
243	Booking Holdings, Inc.	1,337,487
874	Broadridge Financial Solutions, Inc.	216,324
525	Corpay, Inc. (a)	169,601
923	Equifax, Inc.	221,732
284	FactSet Research System, Inc.	114,424
573	Gartner, Inc. (a)	194,046
2,194	Iron Mountain, Inc.	213,608
1,173	Live Nation Entertainment, Inc. (a)(b)	173,252
1,825	Match Group, Inc.	62,543
1,151	Moody’s Corp.	593,605
2,086	Rollins, Inc.	119,465
1,859	Royal Caribbean Cruises Ltd. ADR (Liberia)	590,920
15,557	Uber Technologies, Inc. (a)	1,365,127
12,730	Visa, Inc. Class A (b)	4,397,833
2,720	Waste Management, Inc.	623,315

		11,960,901

Air Transportation - 0.1%
4,858	Delta Air Lines, Inc.	258,494
4,240	Southwest Airlines Co.	131,143
2,430	United Continental Holdings, Inc. (a)	214,594

		604,231

Ambulatory Health Care Services - 0.1%
308	DaVita, Inc. (a)	43,234
623	Labcorp Holdings, Inc.	162,030
402	Molina Healthcare, Inc. (a)	63,464
831	Quest Diagnostics, Inc.	139,117
8,727	Viatris, Inc.	76,274

		484,119

Amusement, Gambling, and Recreation Industries - 0.3%
13,375	The Walt Disney Co.	1,593,096

Apparel Manufacturing - 0.1%
2,555	Cintas Corp.	568,615
1,129	Deckers Outdoor Corp. (a)	119,866
297	Ralph Lauren Corp.	88,729

		777,210

Beverage and Tobacco Product Manufacturing - 1.0%
12,531	Altria Group, Inc.	776,170
1,138	Constellation Brands, Inc. Class A	190,092
10,104	Keurig Dr Pepper, Inc.	329,896
1,274	Molson Coors Brewing Co. Class B	62,069
5,223	Monster Beverage Corp. (a)	306,851
10,200	PepsiCo, Inc.	1,406,784
11,580	Philip Morris International, Inc.	1,899,699

		4,971,561

Broadcasting and Content Providers - 0.3%
710	Charter Communications, Inc. (a)(b)	191,246
27,707	Comcast Corp. Class A	920,704
1,592	FOX Corp. Class A	88,770
980	FOX Corp. Class B	50,117
4,472	Paramount Global Class B	56,213
498	TKO Group Holdings, Inc.	83,669
16,748	Warner Bros Discovery, Inc. (a)	220,571

		1,611,290

Building Material and Garden Equipment and Supplies Dealers - 0.8%
4,164	Lowe’s Companies, Inc.	930,946
389	Snap-on, Inc.	124,943
7,395	The Home Depot, Inc.	2,717,736
3,944	Tractor Supply Co.	224,611

		3,998,236

Chemical Manufacturing - 4.5%
13,141	AbbVie, Inc.	2,483,912
1,656	Air Products & Chemicals, Inc.	476,729
876	Albemarle Corp.	59,437
3,999	Amgen, Inc.	1,180,105
1,090	Biogen, Inc. (a)	139,520
1,167	Bio-Techne Corp.	63,870
15,140	Bristol-Myers Squibb Co.	655,713
1,206	CF Industries Holdings, Inc.	111,953
1,833	Church & Dwight Co., Inc.	171,880
916	Clorox Co.	115,013
6,029	Colgate-Palmolive Co.	505,532
3,113	DuPont de Nemours, Inc.	223,825
860	Eastman Chemical Co.	62,445
1,878	Ecolab, Inc.	491,585
5,851	Eli Lilly & Co.	4,330,150
9,249	Gilead Sciences, Inc.	1,038,570
1,195	Incyte Corp. (a)	89,493
4,268	IntercontinentalExchange, Inc.	788,854
1,904	International Flavors & Fragrances, Inc.	135,241
14,283	Kenvue, Inc.	306,227
2,468	Kimberly-Clark Corp.	307,562
3,502	Linde PLC ADR (Ireland)	1,611,830
1,913	LyondellBasell Industries N.V. Class A ADR (Netherlands)	110,820
18,681	Merck & Co., Inc.	1,459,360
2,361	Mosaic Co.	85,020
42,291	Pfizer, Inc.	984,957
1,688	PPG Industries, Inc.	178,084
17,442	Procter & Gamble Co.	2,624,498
773	Regeneron Pharmaceuticals, Inc.	421,641

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments (Unaudited)
July 31, 2025

1,911	Vertex Pharmaceuticals, Inc. (a)	873,079
3,304	Zoetis, Inc.	481,690

		22,568,595

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.3%
823	Lululemon Athletica, Inc. (a)	165,036
2,446	Ross Stores, Inc.	333,977
8,305	TJX Companies, Inc.	1,034,222

		1,533,235

Computer and Electronic Product Manufacturing - 21.1%
12,062	Advanced Micro Devices, Inc. (a)	2,126,651
2,116	Agilent Technologies, Inc.	242,938
43,288	Alphabet, Inc.	8,306,967
34,921	Alphabet, Inc. Class C	6,734,864
1,717	AMETEK, Inc.	317,387
8,998	Amphenol Corp. Class A	958,377
3,690	Analog Devices, Inc.	828,885
111,100	Apple, Inc.	23,061,027
7,662	Arista Networks, Inc. (a)	944,112
34,974	Broadcom, Inc.	10,271,864
29,591	Cisco Systems, Inc.	2,014,555
4,738	Danaher Corp.	934,144
2,229	Dell Technologies, Inc.	295,766
975	Enphase Energy, Inc. (a)	31,551
799	First Solar, Inc. (a)	139,609
4,726	Fortinet, Inc. (a)	472,127
2,529	Fortive Corp.	121,215
3,405	GE HealthCare Technologies, Inc.	242,845
1,658	Hologic, Inc. (a)	110,788
7,012	HP, Inc.	173,898
32,450	Intel Corp. (a)	642,510
6,906	International Business Machines Corp.	1,748,254
799	Jabil Circuit, Inc.	178,313
1,285	Keysight Technologies, Inc. (a)	210,624
1,392	L3Harris Technologies, Inc.	382,549
9,516	Lam Research Corp.	902,497
4,000	Microchip Technology, Inc.	270,360
8,314	Micron Technology, Inc.	907,390
355	Monolithic Power Systems, Inc.	252,490
1,242	Motorola Solutions, Inc.	545,213
1,508	NetApp, Inc.	157,028
1,006	Northrop Grumman Corp.	580,070
181,403	NVIDIA Corp.	32,266,152
1,880	NXP Semiconductors NV ADR (Netherlands)	401,888
3,109	ON Semiconductor Corp. (a)	175,223
2,936	Otis Worldwide Corp.	251,586
4,926	Palto Alto Networks, Inc. (a)	855,154
8,158	Qualcomm, Inc.	1,197,268
877	Revvity, Inc.	77,088
800	Roper Technologies, Inc.	440,320
9,933	RTX Corp.	1,565,143
1,578	Seagate Technology Holdings PLC ADR (Ireland)	247,762
1,116	Skyworks Solutions, Inc.	76,491
3,820	Super Micro Computer, Inc. (a)	225,265
348	Teledyne Technologies, Inc. (a)	191,755
1,194	Teradyne, Inc.	128,271
6,759	Texas Instruments, Inc.	1,223,785
2,808	Thermo Fisher Scientific, Inc.	1,313,245
1,775	Trimble, Inc. (a)	148,905
1,844	Veralto Corp.	193,306
442	Waters Corp. (a)	127,632
2,596	Western Digital Corp.	204,279
378	Zebra Technologies Corp. Class A (a)	128,150

		106,545,536

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.1%
4,125	Fiserv, Inc. (a)	573,127

Construction of Buildings - 0.2%
2,057	D.R. Horton, Inc.	293,822
1,727	Lennar Corp. Class A	193,735
22	NVR, Inc. (a)	166,089
1,493	PulteGroup, Inc.	168,589

		822,235

Couriers and Messengers - 0.2%
1,639	FedEx Corp.	366,300
5,459	United Parcel Service, Inc. Class B	470,348

		836,648

Credit Intermediation and Related Activities - 4.4%
4,118	American Express Co.	1,232,559
48,739	Bank of America Corp.	2,303,893
5,321	Bank of New York Mellon Corp.	539,815
4,759	Capital One Financial Corp.	1,023,185
13,895	Citigroup, Inc.	1,301,961
3,226	Citizens Financial Group, Inc.	153,945
1,572	Coinbase Global, Inc. (a)	593,839
3,901	Fidelity National Information Services, Inc.	309,778
4,967	Fifth Third Bancorp	206,478
1,814	Global Payments, Inc.	145,029
10,838	Huntington Bancshares, Inc.	178,068
20,669	JPMorgan Chase & Co.	6,122,985
7,339	KeyCorp	131,515
1,194	M&T Bank Corp.	225,308
6,035	MasterCard, Inc. Class A	3,418,646
1,448	Northern Trust Corp.	188,240
2,943	PNC Financial Services Group, Inc.	559,965
6,688	Regions Financial Corp.	169,407
2,117	State Street Corp.	236,575
2,831	Synchrony Financial	197,236
9,743	Truist Financial Corp.	425,867
11,591	U.S. Bancorp	521,131
24,204	Wells Fargo & Co.	1,951,568

		22,136,993

Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
866	A.O. Smith Corp.	61,304
549	Axon Enterprise, Inc. (a)	414,764
4,185	Emerson Electric Co.	608,959
439	Generac Holdings, Inc. (a)	85,469
840	Rockwell Automation, Inc.	295,437

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments (Unaudited)
July 31, 2025

		1,465,933

Fabricated Metal Product Manufacturing - 0.1%
2,065	Ball Corp.	118,242
1,716	Nucor Corp.	245,508
1,224	Pentair PLC ADR (Ireland)	125,093
1,151	Stanley Black & Decker, Inc.	77,865

		566,708

Food and Beverage Retailers - 0.1%
4,557	Kroger Co.	319,446

Food Manufacturing - 0.8%
3,575	Archer-Daniels-Midland Co.	193,693
28,818	Coca-Cola Co.	1,956,454
4,074	General Mills, Inc. (b)	199,545
2,168	Hormel Foods Corp.	60,899
2,001	Kellanova	159,740
1,050	Lamb Weston Holdings, Inc.	59,924
1,880	McCormick & Co, Inc.	132,784
9,633	Mondelez International, Inc.	623,159
1,465	The Campbell’s Company	46,763
1,101	The Hershey Co. (b)	204,929
792	The J.M. Smucker Co.	85,013
6,426	The Kraft Heinz Co.	176,458
2,128	Tyson Foods, Inc. Class A	111,294

		4,010,655

Food Services and Drinking Places - 0.8%
10,023	Chipotle Mexican Grill, Inc. (a)	429,786
871	Darden Restaurants, Inc.	175,655
2,550	DoorDash, Inc. (a)	638,137
5,318	McDonald’s Corp.	1,595,772
8,454	Starbucks Corp. (b)	753,759
2,070	Yum! Brands, Inc.	298,391

		3,891,500

Funds, Trusts, and Other Financial Vehicles - 0.1%
1,146	Garmin Ltd. ADR (Switzerland)	250,699
1,639	T. Rowe Price Group, Inc.	166,277

		416,976

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.0%(†)
1,433	Best Buy Co., Inc.	93,231

Gasoline Stations and Fuel Dealers - 0.4%
14,196	Chevron Corp.	2,152,681

General Merchandise Retailers - 4.7%
70,282	Amazon.com, Inc. (a)	16,453,719
3,296	Costco Wholesale Corp.	3,097,053
1,636	Dollar General Corp.	171,616
1,470	Dollar Tree, Inc. (a)	166,919
3,429	eBay, Inc.	314,611
3,380	Target Corp.	339,690
32,136	Walmart, Inc.	3,148,685
913	Williams-Sonoma, Inc.	170,777

		23,863,070

Health and Personal Care Retailers - 0.2%
9,411	CVS Health Corp.	584,423
335	Ulta Beauty, Inc. (a)	172,528
5,340	Walgreens Boots Alliance, Inc.	62,158

		819,109

Hospitals - 0.1%
1,290	HCA Healthcare, Inc.	456,647
425	Universal Health Services, Inc. Class B	70,741

		527,388

Insurance Carriers and Related Activities - 3.3%
3,620	Aflac, Inc.	359,683
1,971	Allstate Corp.	400,606
4,288	American International Group, Inc.	332,877
2,776	Arch Capital Group Ltd. ADR	238,903
1,906	Arthur J. Gallagher & Co.	547,499
376	Assurant, Inc.	70,425
13,642	Berkshire Hathaway, Inc. Class B (a)	6,437,387
2,087	Brown & Brown, Inc.	190,689
3,702	Centene Corp. (a)	96,511
2,772	Chubb Limited ADR (Switzerland)	737,463
1,988	Cigna Corp.	531,551
1,162	Cincinnati Financial Corp.	171,407
1,681	Elevance Health, Inc.	475,858
187	Erie Indemnity Co. Class A (b)	66,617
316	Everest Re Group Ltd. ADR	106,113
614	Globe Life, Inc.	86,249
892	Humana, Inc.	222,884
1,296	Loews Corp.	117,340
3,666	Marsh & McLennan Companies, Inc.	730,267
4,195	MetLife, Inc.	318,610
1,534	Principal Financial Group, Inc.	119,391
4,362	Progressive Corp.	1,055,778
2,635	Prudential Financial, Inc.	272,933
2,108	The Hartford Insurance Group, Inc.	262,214
1,685	Travelers Companies, Inc.	438,504
6,749	UnitedHealth Group, Inc.	1,684,280
2,229	W.R. Berkley Corp.	153,378
738	Willis Towers Watson PLC ADR (Ireland)	233,068

		16,458,485

Leather and Allied Product Manufacturing - 0.2%
8,760	NIKE, Inc. Class B	654,285
1,545	Tapestry, Inc.	166,906

		821,191

Machinery Manufacturing - 1.8%
6,044	Applied Materials, Inc.	1,088,283
7,372	Baker Hughes Co.	332,109
5,931	Carrier Global Corp.	406,985
3,499	Caterpillar, Inc.	1,532,632
1,024	Cummins, Inc.	376,443
1,878	Deere & Co.	984,767
7,933	GE Aerospace	2,150,478
563	IDEX Corp.	92,056
3,002	Ingersoll Rand, Inc.	254,059
155	Mettler-Toledo International, Inc. (a)	191,220
401	Nordson Corp.	85,898
950	Parker Hannifin Corp.	695,305

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments (Unaudited)
July 31, 2025

1,659	Trane Technologies PLC ADR (Ireland)	726,775
1,810	Xylem, Inc.	261,762

		9,178,772

Management of Companies and Enterprises - 0.5%
12,935	Abbott Laboratories	1,632,268
1,605	Aon PLC ADR (United Kingdom)	570,914
999	Bunge Global SA ADR (Switzerland)	79,680
3,318	Norwegian Cruise Line Holdings Ltd. ADR (a)	84,808
3,689	Smurfit WestRock PLC ADR (Ireland)	163,718

		2,531,388

Merchant Wholesalers, Durable Goods - 0.7%
823	Builders FirstSource, Inc. (a)	104,628
6,540	Copart, Inc. (a)	296,458
8,536	Fastenal Co.	393,766
1,031	Genuine Parts Co.	132,875
898	Henry Schein, Inc. (a)	60,750
396	Hubbell, Inc.	173,242
293	Huntington Ingalls Industries, Inc.	81,706
4,896	Johnson Controls International PLC ADR (Ireland)	514,080
983	KLA-Tencor Corp.	864,086
239	Lennox International, Inc.	145,551
1,921	LKQ Corp.	56,612
385	Mohawk Industries, Inc. (a)	44,086
281	Pool Corp. (b)	86,587
2,205	TE Connectivity PLC ADR (Ireland)	453,679
325	W.W. Grainger, Inc.	337,851

		3,745,957

Merchant Wholesalers, Nondurable Goods - 0.6%
1,355	Brown Forman Corp. Class B (b)	39,092
1,776	Cardinal Health, Inc.	275,671
1,283	Cencora, Inc.	367,041
3,551	ConAgra Brands, Inc.	64,841
255	Domino’s Pizza, Inc.	118,118
1,985	Illinois Tool Works, Inc.	508,100
930	McKesson Corp.	644,992
3,606	Sysco Corp.	287,038
1,715	The Sherwin Williams Co.	567,459

		2,872,352

Mining (except Oil and Gas) - 0.3%
10,685	Freeport-McMoRan Copper & Gold, Inc.	429,964
448	Martin Marietta Materials, Inc.	257,546
8,279	Newmont Corp.	514,126
982	Vulcan Materials Co.	269,726

		1,471,362

Miscellaneous Manufacturing - 2.1%
4,003	3M Co.	597,328
506	Align Technology, Inc. (a)	65,279
3,819	Baxter International, Inc.	83,101
2,131	Becton, Dickinson & Co.	379,851
11,007	Boston Scientific Corp. (a)	1,154,854
2,916	DexCom, Inc. (a)	235,525
1,019	Dover Corp.	184,582
4,365	Edwards Lifesciences Corp. (a)	346,188
1,743	Estee Lauder Companies, Inc. Class A	162,692
979	Hasbro, Inc.	73,582
524	Insulet Corp. (a)	151,122
2,667	Intuitive Surgical, Inc. (a)	1,283,067
17,899	Johnson & Johnson	2,948,681
9,541	Medtronic PLC ADR (Ireland)	860,980
1,090	ResMed, Inc.	296,415
1,029	Solventum Corp. (a)	73,429
731	Steris PLC ADR (Ireland)	165,564
2,560	Stryker Corp.	1,005,389
1,344	Textron, Inc.	104,523
1,489	The Cooper Companys, Inc. (a)	105,257
1,472	Zimmer Biomet Holdings, Inc.	134,909

		10,412,318

Motion Picture and Sound Recording Industries - 0.7%
3,167	Netflix, Inc. (a)	3,671,820

Motor Vehicle and Parts Dealers - 0.2%
125	AutoZone, Inc. (a)	471,047
1,133	CarMax, Inc. (a)	64,139
6,355	O’Reilly Automotive, Inc. (a)	624,824

		1,160,010

National Security and International Affairs - 0.0%(†)
957	Leidos Holdings, Inc.	152,785

Nonmetallic Mineral Product Manufacturing - 0.1%
5,729	Corning, Inc.	362,302

Oil and Gas Extraction - 1.1%
2,685	APA Corp. (b)	51,794
5,673	Coterra Energy, Inc.	138,364
4,776	Devon Energy Corp.	158,659
1,392	Diamondback Energy, Inc.	206,935
6,339	Dominion Energy, Inc.	370,514
4,060	EOG Resources, Inc.	487,281
4,455	EQT Corp.	239,456
1,610	Expand Energy Corp.	168,696
32,058	Exxon Mobil Corp.	3,578,955
5,270	Occidental Petroleum Corp.	231,564

		5,632,218

Paper Manufacturing - 0.0%(†)
665	Packaging Corp of America	128,844

Performing Arts, Spectator Sports, and Related Industries - 0.1%
1,547	Caesars Entertainment, Inc. (a)	41,274
1,698	Electronic Arts, Inc.	258,928

		300,202

Petroleum and Coal Products Manufacturing - 0.4%
9,387	ConocoPhillips	894,957
2,285	Marathon Petroleum Corp.	388,884
3,031	Phillips 66	374,571
2,330	Valero Energy Corp.	319,932

		1,978,344

Pipeline Transportation - 0.2%
1,613	Targa Resources Corp.	268,419
9,084	Williams Companies, Inc.	544,586

		813,005

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments (Unaudited)
July 31, 2025

Plastics and Rubber Products Manufacturing - 0.0%(†)
581	Avery Dennison Corp.	97,474
534	West Pharmaceutical Services, Inc.	127,765

		225,239

Primary Metal Manufacturing - 0.1%
3,004	Howmet Aerospace, Inc.	540,029
1,026	Steel Dynamics, Inc.	130,877

		670,906

Professional, Scientific, and Technical Services - 5.2%
4,657	Accenture PLC Class A ADR (Ireland)	1,243,885
979	CDW Corp.	170,718
365	Charles River Laboratories International, Inc. (a)	61,918
3,667	Cognizant Technology Solutions Corp. Class A	263,144
2,911	Eaton Corporation PLC ADR (Ireland)	1,119,920
421	EPAM Systems, Inc. (a)	66,396
1,578	Extra Space Storage, Inc.	212,020
426	F5 Networks, Inc. (a)	133,517
1,060	GoDaddy, Inc. (a)	171,275
598	IDEXX Laboratories, Inc. (a)	319,517
3,922	International Paper Co.	183,314
2,750	Interpublic Group of Companies, Inc.	67,650
1,223	IQVIA Holdings, Inc. (a)	227,307
541	Jack Henry & Associates, Inc.	91,870
895	Jacobs Solutions, Inc.	126,973
16,152	Meta Platforms, Inc.	12,492,603
2,532	Moderna, Inc. (a)(b)	74,846
1,453	Omnicom Group, Inc.	104,688
12,100	Oracle Corp.	3,070,617
15,819	Palantir Technologies, Inc. (a)	2,504,939
2,384	Paychex, Inc.	344,083
361	Paycom Software, Inc.	83,586
893	PTC, Inc. (a)	191,825
1,540	ServiceNow, Inc. (a)	1,452,405
1,261	Take-Two Interactive Software, Inc. (a)	280,862
3,330	The Trade Desk, Inc. (a)	289,577
601	VeriSign, Inc.	161,591
1,039	Verisk Analytics, Inc. Class A	289,580
1,610	Workday, Inc. (a)	369,302

		26,169,928

Publishing Industries - 7.7%
3,171	Adobe, Inc. (a)	1,134,235
1,087	Akamai Technologies, Inc. (a)	82,949
1,591	Autodesk, Inc. (a)	482,248
4,135	Block, Inc. (a)	319,470
2,033	Cadence Design Systems, Inc. (a)	741,171
1,853	CrowdStrike Holdings, Inc. (a)	842,318
2,376	Datadog, Inc. (a)	332,592
1,189	Dayforce, Inc. (a)	68,570
182	Fair Isaac Corp. (a)	261,483
4,060	Gen Digital, Inc.	119,729
9,772	Hewlett Packard Enterprise Co.	202,183
2,081	Intuit, Inc.	1,633,855
55,284	Microsoft Corp.	29,494,014
2,806	News Corp. Class A	82,272
830	News Corp. Class B	27,739
7,138	Salesforce, Inc.	1,843,960
1,371	Synopsys, Inc. (a)	868,487
320	Tyler Technologies, Inc. (a)	187,059

		38,724,334

Rail Transportation - 0.3%
13,975	CSX Corp.	496,671
4,445	Union Pacific Corp.	986,657

		1,483,328

Real Estate - 1.3%
1,146	Alexandria Real Estate Equities, Inc.	87,589
3,482	American Tower Corp.	725,614
1,058	AvalonBay Communities, Inc.	197,084
1,083	BXP, Inc.	70,861
795	Camden Property Trust	86,814
2,184	CBRE Group, Inc. Class A (a)	340,136
3,240	Crown Castle, Inc.	340,492
2,355	Digital Realty Trust, Inc.	415,516
2,544	Equity Residential	160,781
479	Essex Property Trust, Inc.	124,626
577	Federal Realty Investment Trust	53,176
5,168	Healthpeak Properties, Inc.	87,546
4,241	Invitation Homes, Inc.	129,987
5,034	Kimco Realty Corp.	106,872
872	Mid-America Apartment Communities, Inc.	124,199
6,898	Prologis, Inc.	736,568
1,175	Public Storage	319,530
6,719	Realty Income Corp.	377,138
1,216	Regency Centers Corp.	86,822
2,282	Simon Property Group, Inc.	373,769
2,242	UDR, Inc.	88,088
3,356	Ventas, Inc.	225,456
7,862	VICI Properties, Inc.	256,301
4,621	Welltower, Inc.	762,788
5,395	Weyerhaeuser Co.	135,145

		6,412,898

Rental and Leasing Services - 0.1%
483	United Rentals, Inc.	426,460

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.2%
3,358	Apollo Global Management, Inc.	487,985
1,083	Blackrock, Inc.	1,197,809
779	Cboe Global Markets, Inc.	187,770
12,706	Charles Schwab Corp.	1,241,757
2,682	CME Group, Inc.	746,347
5,258	Dow, Inc.	122,459
2,306	Franklin Resources, Inc.	55,344
2,282	Goldman Sachs Group, Inc.	1,651,232
3,325	Invesco Ltd. ADR	69,858
5,036	KKR & Co., Inc.	738,177
280	MarketAxess Holdings, Inc.	57,540
9,191	Morgan Stanley	1,309,350
576	MSCI, Inc. Class A	323,343

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments (Unaudited)
July 31, 2025

3,075	NASDAQ OMX Group, Inc.	295,876
1,351	Raymond James Financial, Inc.	225,793
2,335	S&P Global, Inc.	1,286,819
5,429	The Blackstone Group, Inc.	939,000

		10,936,459

Specialty Trade Contractors - 0.1%
1,103	Quanta Services, Inc.	447,961

Support Activities for Agriculture and Forestry - 0.1%
5,069	Corteva, Inc.	365,627

Support Activities for Mining - 0.1%
6,396	Halliburton Co.	143,271
11,159	Schlumberger Ltd. ADR (Curaco)	377,174

		520,445

Support Activities for Transportation - 0.2%
884	C.H. Robinson Worldwide, Inc.	101,943
897	Expedia, Inc.	161,658
1,018	Expeditors International of Washington, Inc.	118,332
583	J.B. Hunt Transport Services, Inc.	83,981
1,676	Norfolk Southern Corp.	465,928

		931,842

Telecommunications - 1.0%
53,521	AT&T, Inc.	1,467,010
728	Equinix, Inc.	571,604
7,235	PayPal Holdings, Inc. (a)	497,478
800	SBA Communications Corp.	179,776
3,548	T-Mobile US, Inc.	845,879
31,359	Verizon Communications, Inc.	1,340,911

		4,902,658

Transportation Equipment Manufacturing - 2.4%
1,619	Aptiv PLC ADR (a)	111,128
5,609	Boeing Co. (a)	1,244,300
29,052	Ford Motor Co.	321,606
1,875	General Dynamics Corp.	584,269
7,152	General Motors Co.	381,488
4,781	Honeywell International, Inc.	1,063,055
1,551	Lockheed Martin Corp.	652,940
3,900	Paccar, Inc.	385,164
20,843	Tesla, Inc. (a)	6,425,271
417	TransDigm Group, Inc.	670,728
1,273	Wabtec Corp.	244,480

		12,084,429

Truck Transportation - 0.0%(†)
1,384	Old Dominion Freight Line, Inc.	206,562

Utilities - 2.3%
5,296	AES Corp.	69,642
1,911	Alliant Energy Corp.	124,234
2,011	Ameren Corp.	203,372
3,973	American Electric Power Co., Inc.	449,505
1,452	American Water Works Co., Inc.	203,629
1,181	Atmos Energy Corp. (b)	184,142
4,856	CenterPoint Energy, Inc.	188,510
2,225	CMS Energy Corp.	164,205
2,682	Consolidated Edison, Inc.	277,587
2,331	Constellation Energy Corp.	810,815
1,543	DTE Energy Co.	213,567
5,782	Duke Energy Corp.	703,323
2,862	Edison International	149,167
3,315	Entergy Corp.	299,775
1,711	Evergy, Inc. (b)	121,139
2,732	Eversource Energy	180,585
7,505	Exelon Corp.	337,275
3,823	FirstEnergy Corp.	163,280
2,032	GE Vernova, Inc.	1,341,709
14,382	Kinder Morgan, Inc.	403,559
15,310	NextEra Energy, Inc.	1,087,929
3,502	NiSource, Inc.	148,660
1,456	NRG Energy, Inc.	243,443
4,647	ONEOK, Inc.	381,565
16,350	PG&E Corp.	229,227
889	Pinnacle West Capital Corp.	80,561
5,500	PPL Corp. (b)	196,295
3,712	Public Service Enterprise Group, Inc.	333,301
4,852	Sempra Energy	396,311
8,171	Southern Co.	771,996
140	Texas Pacific Land Corp. (b)	135,538
2,525	Vistra Corp.	526,564
2,374	WEC Energy Group, Inc.	258,956
4,291	Xcel Energy, Inc.	315,131

		11,694,497

Waste Management and Remediation Services - 0.1%
1,506	Republic Services, Inc.	347,359

Water Transportation - 0.0%(†)
7,811	Carnival Corp. ADR (Panama) (a)	232,533

Web Search Portals, Libraries, Archives, and Other Information Services - 0.1%
3,140	CoStar Group, Inc. (a)	298,897

Wood Product Manufacturing - 0.0%(†)
1,568	Masco Corp.	106,828

	TOTAL COMMON STOCKS (Cost $303,346,781)	$399,710,417

SHORT TERM INVESTMENTS - 21.2%
Money Market Funds - 21.2%

21,547,395	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$21,547,395

85,354,685	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (c)	85,354,685

	TOTAL SHORT TERM INVESTMENTS (Cost $106,902,080)	$106,902,080

	TOTAL INVESTMENTS (Cost $410,248,861) - 100.6% (e)	$506,612,497

	Liabilities in Excess of Other Assets - (0.6)%	(2,911,377)

	TOTAL NET ASSETS - 100.0%	$503,701,120

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments (Unaudited)
July 31, 2025

(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $127,380,659.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Invesco QQQ Trust Series 1	SOFR + 0.6500%	Goldman Sachs	12/10/2025	712,500	$378,225,934	$22,034,589

Total return of Technology Select Sector SPDR Fund	SOFR + 0.6000%	Goldman Sachs	12/10/2025	484,000	110,746,537	15,432,795

					$488,972,471	$37,467,384

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion NASDAQ-100® Equal Weighted Index Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 1.9%
89,096	Airbnb, Inc. Class A (a)	$11,797,201
45,107	Marriott International, Inc. Class C	11,900,580

		23,697,781

Administrative and Support Services - 3.1%
38,320	Automatic Data Processing, Inc.	11,860,040
2,212	Booking Holdings, Inc.	12,174,981
115,961	Pinduoduo, Inc. ADR (China) (a)	13,155,775

		37,190,796

Apparel Manufacturing - 1.0%
53,675	Cintas Corp.	11,945,371

Beverage and Tobacco Product Manufacturing - 3.9%
126,787	Coca-Cola Europacific Partners ADR (United Kingdom)	12,288,196
349,507	Keurig Dr Pepper, Inc.	11,411,403
186,029	Monster Beverage Corp. (a)	10,929,204
90,930	PepsiCo, Inc.	12,541,066

		47,169,869

Broadcasting and Content Providers - 2.8%
30,374	Charter Communications, Inc. (a)(b)	8,181,541
339,892	Comcast Corp. Class A	11,294,611
1,115,630	Warner Bros Discovery, Inc. (a)	14,692,847

		34,168,999

Chemical Manufacturing - 7.0%
40,563	Amgen, Inc.	11,970,141
167,783	AstraZeneca PLC ADR (United Kingdom)	12,263,259
92,383	Biogen, Inc. (a)	11,825,024
108,172	Gilead Sciences, Inc.	12,146,634
25,745	Linde PLC ADR (Ireland)	11,849,394
23,025	Regeneron Pharmaceuticals, Inc.	12,559,217
26,623	Vertex Pharmaceuticals, Inc. (a)	12,163,250

		84,776,919

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 1.9%
51,596	Lululemon Athletica, Inc. (a)	10,346,546
91,927	Ross Stores, Inc.	12,551,712

		22,898,258

Computer and Electronic Product Manufacturing - 19.9%
91,520	Advanced Micro Devices, Inc. (a)	16,135,891
35,215	Alphabet, Inc.	6,757,759
34,987	Alphabet, Inc. Class C	6,747,593
51,398	Analog Devices, Inc.	11,545,533
58,388	Apple, Inc.	12,119,597
46,949	Broadcom, Inc.	13,788,921
176,967	Cisco Systems, Inc.	12,047,913
117,541	Fortinet, Inc. (a)	11,742,346
164,654	GE HealthCare Technologies, Inc.	11,743,123
313,221	GlobalFoundries, Inc. ADR (a)(b)	11,711,333
556,758	Intel Corp. (a)	11,023,808
129,700	Lam Research Corp.	12,300,748
170,165	Microchip Technology, Inc.	11,501,452
94,955	Micron Technology, Inc.	10,363,389
81,589	NVIDIA Corp.	14,512,235
56,153	NXP Semiconductors NV ADR (Netherlands)	12,003,827
222,199	ON Semiconductor Corp. (a)	12,523,136
58,905	Palto Alto Networks, Inc. (a)	10,225,908
77,560	Qualcomm, Inc.	11,382,706
20,885	Roper Technologies, Inc.	11,495,104
59,215	Texas Instruments, Inc.	10,721,468

		242,393,790

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.1%
110,305	Shopify, Inc. (Canada) (a)	13,480,374

Electrical Equipment, Appliance, and Component Manufacturing - 0.9%
15,098	Axon Enterprise, Inc. (a)	11,406,388

Food Manufacturing - 1.9%
171,812	Mondelez International, Inc.	11,114,518
454,902	The Kraft Heinz Co.	12,491,609

		23,606,127

Food Services and Drinking Places - 2.0%
53,235	DoorDash, Inc. (a)	13,322,059
126,038	Starbucks Corp. (b)	11,237,548

		24,559,607

General Merchandise Retailers - 2.9%
55,970	Amazon.com, Inc. (a)	13,103,137
11,974	Costco Wholesale Corp.	11,251,249
4,881	MercadoLibre, Inc. (a)	11,586,957

		35,941,343

Machinery Manufacturing - 3.0%
69,260	Applied Materials, Inc.	12,470,956
15,512	ASML Holding NV ADR (Netherlands)	10,776,341
300,935	Baker Hughes Co.	13,557,122

		36,804,419

Management of Companies and Enterprises - 0.9%
80,920	ARM Holdings PLC ADR (United Kingdom) (a)(b)	11,440,065

Merchant Wholesalers, Durable Goods - 3.0%
244,662	Copart, Inc. (a)	11,090,529
286,672	Fastenal Co.	13,224,179
13,806	KLA-Tencor Corp.	12,135,888

		36,450,596

Miscellaneous Manufacturing - 1.9%
146,705	DexCom, Inc. (a)	11,849,363
23,041	Intuitive Surgical, Inc. (a)	11,084,795

		22,934,158

Motion Picture and Sound Recording Industries - 0.9%
9,533	Netflix, Inc. (a)	11,052,560

Motor Vehicle and Parts Dealers - 1.1%
130,855	O’Reilly Automotive, Inc. (a)	12,865,664

Oil and Gas Extraction - 1.0%
78,848	Diamondback Energy, Inc.	11,721,544

Performing Arts, Spectator Sports, and Related Industries - 1.0%
77,954	Electronic Arts, Inc.	11,887,205

Professional, Scientific, and Technical Services - 14.0%
36,145	AppLovin Corp. (a)	14,121,852
61,923	Atlassian Corp. (a)	11,875,593
68,785	CDW Corp.	11,994,728

Direxion NASDAQ-100® Equal Weighted Index Shares
Schedule of Investments (Unaudited)
July 31, 2025

155,513	Cognizant Technology Solutions Corp. Class A	11,159,613
22,403	IDEXX Laboratories, Inc. (a)	11,970,147
159,658	Marvell Technology, Inc.	12,831,713
17,202	Meta Platforms, Inc.	13,304,715
85,480	Palantir Technologies, Inc. (a)	13,535,758
78,703	Paychex, Inc.	11,359,204
49,235	Take-Two Interactive Software, Inc. (a)	10,966,112
172,013	The Trade Desk, Inc. (a)	14,958,250
38,351	Verisk Analytics, Inc. Class A	10,688,807
49,273	Workday, Inc. (a)	11,302,241
38,743	Zscaler, Inc. (a)	11,063,451

		171,132,184

Publishing Industries - 10.6%
31,136	Adobe, Inc. (a)	11,137,036
39,490	Autodesk, Inc. (a)	11,969,814
39,732	Cadence Design Systems, Inc. (a)	14,485,095
24,643	CrowdStrike Holdings, Inc. (a)	11,201,968
92,052	Datadog, Inc. (a)	12,885,439
15,420	Intuit, Inc.	12,106,705
24,585	Microsoft Corp.	13,116,097
31,746	MicroStrategy, Inc. Class A (a)(b)	12,757,448
24,941	Synopsys, Inc. (a)	15,799,375
66,993	Thomson Reuters Corp. (Canada)	13,459,564

		128,918,541

Rail Transportation - 1.1%
366,077	CSX Corp.	13,010,377

Telecommunications - 2.0%
167,543	PayPal Holdings, Inc. (a)	11,520,256
52,980	T-Mobile US, Inc.	12,630,962

		24,151,218

Transportation Equipment Manufacturing - 2.9%
52,916	Honeywell International, Inc.	11,765,873
128,988	Paccar, Inc.	12,738,855
36,430	Tesla, Inc. (a)	11,230,276

		35,735,004

Truck Transportation - 0.9%
75,011	Old Dominion Freight Line, Inc.	11,195,392

Utilities - 4.2%
115,347	American Electric Power Co., Inc.	13,050,359
38,491	Constellation Energy Corp.	13,388,709
275,505	Exelon Corp.	12,381,195
176,115	Xcel Energy, Inc.	12,933,886

		51,754,149

Web Search Portals, Libraries, Archives, and Other Information Services - 1.1%
147,352	CoStar Group, Inc. (a)	14,026,437

	TOTAL COMMON STOCKS (Cost $1,190,400,178)	$1,218,315,135

SHORT TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%

2,361,525	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$2,361,525

	TOTAL SHORT TERM INVESTMENTS (Cost $2,361,525)	$2,361,525

	TOTAL INVESTMENTS (Cost $1,192,761,703) - 100.1%	$1,220,676,660

	Liabilities in Excess of Other Assets - (0.1)%	(1,648,195)

	TOTAL NET ASSETS - 100.0%	$1,219,028,465

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Work From Home ETF
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 99.6%
Administrative and Support Services - 5.6%
2,498	Cloudflare, Inc. (a)	$518,785
17,871	SentinelOne, Inc. (a)	327,754

		846,539

Computer and Electronic Product Manufacturing - 21.0%
1,873	Broadcom, Inc.	550,100
3,361	Fortinet, Inc. (a)	335,764
1,429	International Business Machines Corp.	361,751
3,784	NetApp, Inc.	394,028
3,061	NVIDIA Corp.	544,460
1,949	Palto Alto Networks, Inc. (a)	338,347
140,781	SEALSQ Corp. ADR (Switzerland) (a)(b)	435,013
58,088	Xerox Corp.	235,256

		3,194,719

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 2.1%
12,835	RingCentral, Inc. (a)	327,164

Food Services and Drinking Places - 2.4%
7,250	JOYY, Inc. ADR	363,951

General Merchandise Retailers - 2.6%
1,723	Amazon.com, Inc. (a)	403,372

Merchant Wholesalers, Durable Goods - 2.6%
2,701	TD SYNNEX Corp.	389,997

Professional, Scientific, and Technical Services - 32.6%
1,297	Atlassian Corp. (a)	248,739
8,643	DigitalOcean Holdings, Inc. (a)	240,794
47,299	Hello Group, Inc. ADR	389,271
3,982	Marvell Technology, Inc.	320,033
547	Meta Platforms, Inc.	423,072
1,281	Monday.com Ltd. ADR (Israel) (a)	335,993
16,429	NetScout Systems, Inc. (a)	351,909
2,220	Oracle Corp.	563,369
9,051	Pegasystems, Inc.	531,384
391	ServiceNow, Inc. (a)	368,760
1,383	Workday, Inc. (a)	317,233
4,750	Zoom Video Communications, Inc. (a)	351,737
1,826	Zscaler, Inc. (a)	521,433

		4,963,727

Publishing Industries - 26.0%
794	Adobe, Inc. (a)	284,006
64,683	Agora, Inc. ADR (a)	249,029
11,082	Box, Inc. (a)	355,732
982	CrowdStrike Holdings, Inc. (a)	446,388
991	CyberArk Software Ltd. ADR (Israel) (a)	407,767
4,359	DocuSign, Inc. (a)	329,715
514	HubSpot, Inc. (a)	267,100
895	Microsoft Corp.	477,482
3,086	Okta, Inc. (a)	301,811
35,370	SoundHound AI, Inc. (a)(b)	365,372
8,566	Varonis Systems, Inc. (a)	478,240

		3,962,642

Telecommunications - 4.7%
137,544	Altice USA, Inc. (a)(b)	357,614
8,380	Verizon Communications, Inc.	358,329

		715,943

	TOTAL COMMON STOCKS (Cost $16,352,036)	$15,168,054

SHORT TERM INVESTMENTS - 8.0%
Money Market Funds - 8.0%

1,213,201	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$1,213,201

	TOTAL SHORT TERM INVESTMENTS (Cost $1,213,201)	$1,213,201

	TOTAL INVESTMENTS (Cost $17,565,237) - 107.6%	$16,381,255

	Liabilities in Excess of Other Assets - (7.6)%	(1,155,249)

	TOTAL NET ASSETS - 100.0%	$15,226,006

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily AAPL Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 81.4%
Money Market Funds - 81.4%
21,809,621	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$21,809,621

885,661	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	885,661

2,260,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	2,260,000

4,069,985	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	4,069,985

	TOTAL SHORT TERM INVESTMENTS (Cost $29,025,267) (b)	$29,025,267

	TOTAL INVESTMENTS (Cost $29,025,267) - 81.4%	$29,025,267

	Other Assets in Excess of Liabilities - 18.6%	6,648,563

	TOTAL NET ASSETS - 100.0%	$35,673,830

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,722,155.

Short Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + (0.7500)%	Total return of common shares of Apple, Inc.	BNP Paribas	12/5/2025	64,164	$13,803,492	$577,094

SOFR + 1.0300%	Total return of common shares of Apple, Inc.	Goldman Sachs	12/10/2025	14,155	3,030,572	109,510

SOFR + (1.5000)%	Total return of common shares of Apple, Inc.	Bank of America Merrill Lynch	12/11/2025	26,741	6,262,989	781,514

SOFR + (2.0000)%	Total return of common shares of Apple, Inc.	Citibank N.A.	12/19/2025	31,882	7,269,946	715,002

SOFR + 2.1500%	Total return of common shares of Apple, Inc.	Barclays	12/22/2025	34,922	8,046,708	990,880

					$38,413,707	$3,174,000

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily AMD Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 110.8%
Money Market Funds - 110.8%
5,432,326	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$5,432,326

574,572	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	574,572

1,040,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	1,040,000

2,707,547	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	2,707,547

	TOTAL SHORT TERM INVESTMENTS (Cost $9,754,445) (b)	$9,754,445

	TOTAL INVESTMENTS (Cost $9,754,445) - 110.8%	$9,754,445

	Liabilities in Excess of Other Assets - (10.8)%	(950,418)

	TOTAL NET ASSETS - 100.0%	$8,804,027

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2025.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,322,119.

Short Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 1.4000%	Total return of common shares of Advanced Micro Devices, Inc.	Goldman Sachs	12/10/2025	4,729	$549,321	$(280,416)

SOFR + (1.5000)%	Total return of common shares of Advanced Micro Devices, Inc.	Bank of America Merrill Lynch	12/11/2025	29,128	4,934,455	(198,290)

SOFR + (2.0000)%	Total return of common shares of Advanced Micro Devices, Inc.	Citibank N.A.	12/19/2025	4,823	772,637	(77,017)

SOFR + 2.1500%	Total return of common shares of Advanced Micro Devices, Inc.	Barclays	12/22/2025	11,254	1,568,468	(407,146)

					$7,824,881	$(962,869)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily AMZN Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 65.4%
Money Market Funds - 65.4%

4,207,123	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$4,207,123

723,038	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	723,038

1,956,518	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	1,956,518

	TOTAL SHORT TERM INVESTMENTS (Cost $6,886,679) (b)	$6,886,679

	TOTAL INVESTMENTS (Cost $6,886,679) - 65.4%	$6,886,679

	Other Assets in Excess of Liabilities - 34.6%	3,649,052

	TOTAL NET ASSETS - 100.0%	$10,535,731

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,679,556.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 1.0300%	Total return of common shares of Amazon.com, Inc.	Goldman Sachs	12/10/2025	7,913	$1,496,883	$(335,934)

SOFR + (1.5000)%	Total return of common shares of Amazon.com, Inc.	Bank of America Merrill Lynch	12/11/2025	30,912	7,177,887	(36,895)

SOFR + (2.0000)%	Total return of common shares of Amazon.com, Inc.	Citibank N.A.	12/19/2025	6,179	1,333,512	(103,145)

					$10,008,282	$(475,974)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily AVGO Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 106.9%
Money Market Funds - 106.9%

5,616,527	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$5,616,527

2,286,675	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	2,286,675

420,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	420,000

1,779,118	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	1,779,118

	TOTAL SHORT TERM INVESTMENTS (Cost $10,102,320) (b)	$10,102,320

	TOTAL INVESTMENTS (Cost $10,102,320) - 106.9%	$10,102,320

	Liabilities in Excess of Other Assets - (6.9)%	(654,536)

	TOTAL NET ASSETS - 100.0%	$9,447,784

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2025.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,485,792.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 1.6500%	Total return of common shares of Broadcom Inc.	Goldman Sachs	12/10/2025	20,019	$5,715,593	$(154,000)

SOFR + (1.5000)%	Total return of common shares of Broadcom Inc.	Bank of America Merrill Lynch	12/11/2025	5,322	974,970	(582,913)

SOFR + (2.0000)%	Total return of common shares of Broadcom Inc.	Citibank N.A.	12/19/2025	2,912	541,494	(312,176)

SOFR + 2.1500%	Total return of common shares of Broadcom Inc.	Barclays	12/22/2025	3,915	888,609	(237,336)

					$8,120,666	$(1,286,425)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily BA Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 112.3%
Money Market Funds - 112.3%

1,817,812	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$1,817,812

722,402	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	722,402

	TOTAL SHORT TERM INVESTMENTS (Cost $2,540,214) (b)	$2,540,214

	TOTAL INVESTMENTS (Cost $2,540,214) - 112.3%	$2,540,214

	Liabilities in Excess of Other Assets - (12.3)%	(277,752)

	TOTAL NET ASSETS - 100.0%	$2,262,462

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2025.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $722,402.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 1.4000%	Total return of common shares of Boeing Co.	Goldman Sachs	12/10/2025	481	$101,667	$(4,423)

SOFR + (1.5000)%	Total return of common shares of Boeing Co.	Bank of America Merrill Lynch	12/11/2025	1,944	325,297	(103,637)

SOFR + (2.0000)%	Total return of common shares of Boeing Co.	Citibank N.A.	12/19/2025	5,360	1,143,665	(42,352)

SOFR + 2.1500%	Total return of common shares of Boeing Co.	Barclays	12/22/2025	2,414	396,826	(131,851)

					$1,967,455	$(282,263)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily BRKB Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 97.4%
Money Market Funds - 97.4%

2,020,446	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$2,020,446

266,040	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	266,040

687,730	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	687,730

	TOTAL SHORT TERM INVESTMENTS (Cost $2,974,216) (b)	$2,974,216

	TOTAL INVESTMENTS (Cost $2,974,216) - 97.4%	$2,974,216

	Other Assets in Excess of Liabilities - 2.6%	80,204

	TOTAL NET ASSETS - 100.0%	$3,054,420

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2025.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $953,770.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 1.1500%	Total return of common shares of Berkshire Hathaway, Inc. Class B	Goldman Sachs	12/10/2025	1,798	$879,543	$39,592

SOFR + (1.5000)%	Total return of common shares of Berkshire Hathaway, Inc. Class B	Bank of America Merrill Lynch	12/11/2025	1,134	552,325	23,392

SOFR + (2.0000)%	Total return of common shares of Berkshire Hathaway, Inc. Class B	Citibank N.A.	12/19/2025	2,625	1,331,609	103,592

SOFR + 2.1500%	Total return of common shares of Berkshire Hathaway, Inc. Class B	Barclays	12/22/2025	916	447,108	25,453

					$3,210,585	$192,029

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily CSCO Bear 1X ETF
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 100.0%
Money Market Funds - 100.0%

1,798,128	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$1,798,128

290,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	290,000

403,944	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	403,944

	TOTAL SHORT TERM INVESTMENTS (Cost $2,492,072) (b)	$2,492,072

	TOTAL INVESTMENTS (Cost $2,492,072) - 100.0%	$2,492,072

	Other Assets in Excess of Liabilities - 0.0% (†)	703

	TOTAL NET ASSETS - 100.0%	$2,492,775

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†) Less than 0.05%.

(a) Represents annualized seven-day yield at July 31, 2025.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $693,944.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 0.0000%	Total return of common shares of Cisco Systems, Inc.	Goldman Sachs	12/10/2025	12,595	$856,927	$(1,122)

SOFR + 0.1000%	Total return of common shares of Cisco Systems, Inc.	Bank of America Merrill Lynch	12/11/2025	6,020	409,316	(1,056)

SOFR + (2.0000)%	Total return of common shares of Cisco Systems, Inc.	Citibank N.A.	12/19/2025	9,000	611,009	(3,926)

SOFR + 1.5000%	Total return of common shares of Cisco Systems, Inc.	Barclays	12/22/2025	9,000	611,010	(1,729)

					$2,488,262	$(7,833)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily F Bear 1X ETF
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 98.8%
Money Market Funds - 98.8%

1,751,048	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$1,751,048

280,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	280,000

465,365	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	465,365

	TOTAL SHORT TERM INVESTMENTS (Cost $2,496,413) (b)	$2,496,413

	TOTAL INVESTMENTS (Cost $2,496,413) - 98.8%	$2,496,413

	Other Assets in Excess of Liabilities - 1.2%	30,121

	TOTAL NET ASSETS - 100.0%	$2,526,534

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2025.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $745,365.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 0.0000%	Total return of common shares of Ford Motor Co.	Goldman Sachs	12/10/2025	63,234	$707,531	$8,156

SOFR + 0.0000%	Total return of common shares of Ford Motor Co.	Bank of America Merrill Lynch	12/11/2025	55,000	615,450	7,263

SOFR + (2.0000)%	Total return of common shares of Ford Motor Co.	Citibank N.A.	12/19/2025	55,000	615,450	6,955

SOFR + 1.5000%	Total return of common shares of Ford Motor Co.	Barclays	12/22/2025	55,000	615,450	7,494

					$2,553,881	$29,868

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily GOOGL Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 99.9%
Money Market Funds - 99.9%

2,887,055	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$2,887,055

1,379,559	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	1,379,559

	TOTAL SHORT TERM INVESTMENTS (Cost $4,266,614) (b)	$4,266,614

	TOTAL INVESTMENTS (Cost $4,266,614) - 99.9%	$4,266,614

	Other Assets in Excess of Liabilities - 0.1%	6,352

	TOTAL NET ASSETS - 100.0%	$4,272,966

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2025.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,379,559.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + (1.5000)%	Total return of common shares of Alphabet, Inc.	Bank of America Merrill Lynch	12/11/2025	6,078	$1,104,705	$(60,074)

SOFR + (2.0000)%	Total return of common shares of Alphabet, Inc.	Citibank N.A.	12/19/2025	16,189	3,237,742	152,745

					$4,342,447	$92,671

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily LLY Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 90.0%
Money Market Funds - 90.0%

1,568,519	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$1,568,519

312,910	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	312,910

545,938	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	545,938

	TOTAL SHORT TERM INVESTMENTS (Cost $2,427,367) (b)	$2,427,367

	TOTAL INVESTMENTS (Cost $2,427,367) - 90.0%	$2,427,367

	Other Assets in Excess of Liabilities - 10.0%	270,483

	TOTAL NET ASSETS - 100.0%	$2,697,850

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $858,848.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 1.4000%	Total return of common shares of Eli Lilly & Co.	Goldman Sachs	12/10/2025	1,118	$904,052	$84,669

SOFR + (1.5000)%	Total return of common shares of Eli Lilly & Co.	Bank of America Merrill Lynch	12/11/2025	1,426	1,131,362	83,184

SOFR + (2.0000)%	Total return of common shares of Eli Lilly & Co.	Citibank N.A.	12/19/2025	552	472,404	66,821

SOFR + 2.1500%	Total return of common shares of Eli Lilly & Co.	Barclays	12/22/2025	549	467,940	71,109

					$2,975,758	$305,783

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily META Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 44.5%
Money Market Funds - 44.5%

4,699,138	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$4,699,138

969,906	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	969,906

580,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	580,000

1,455,779	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	1,455,779

	TOTAL SHORT TERM INVESTMENTS (Cost $7,704,823) (b)	$7,704,823

	TOTAL INVESTMENTS (Cost $7,704,823) - 44.5%	$7,704,823

	Other Assets in Excess of Liabilities - 55.5%	9,613,293

	TOTAL NET ASSETS - 100.0%	$17,318,116

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,005,685.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 1.6500%	Total return of common shares of Meta Platforms Corporation	Goldman Sachs	12/10/2025	4,040	$2,870,302	$(243,696)

SOFR + (1.5000)%	Total return of common shares of Meta Platforms Corporation	Bank of America Merrill Lynch	12/11/2025	2,382	1,443,066	(388,796)

SOFR + (2.0000)%	Total return of common shares of Meta Platforms Corporation	Citibank N.A.	12/19/2025	2,560	1,734,541	(233,750)

SOFR + 2.1500%	Total return of common shares of Meta Platforms Corporation	Barclays	12/22/2025	13,409	10,295,385	(40,392)

					$16,343,294	$(906,634)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily MSFT Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 67.7%
Money Market Funds - 67.7%

7,426,441	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$7,426,441

813,173	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	813,173

3,692,160	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	3,692,160

	TOTAL SHORT TERM INVESTMENTS (Cost $11,931,774) (b)	$11,931,774

	TOTAL INVESTMENTS (Cost $11,931,774) - 67.7%	$11,931,774

	Other Assets in Excess of Liabilities - 32.3%	5,695,828

	TOTAL NET ASSETS - 100.0%	$17,627,602

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,505,332.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 1.0300%	Total return of common shares of Microsoft Corp.	Goldman Sachs	12/10/2025	4,901	$2,175,115	$(419,136)

SOFR + (1.5000)%	Total return of common shares of Microsoft Corp.	Bank of America Merrill Lynch	12/11/2025	6,621	2,687,496	(824,492)

SOFR + (2.0000)%	Total return of common shares of Microsoft Corp.	Citibank N.A.	12/19/2025	21,519	11,012,962	(456,066)

					$15,875,573	$(1,699,694)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily MU Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 97.3%
Money Market Funds - 97.3%

1,511,319	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$1,511,319

267,740	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	267,740

270,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	270,000

512,440	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	512,440

	TOTAL SHORT TERM INVESTMENTS (Cost $2,561,499) (b)	$2,561,499

	TOTAL INVESTMENTS (Cost $2,561,499) - 97.3%	$2,561,499

	Other Assets in Excess of Liabilities - 2.7%	70,617

	TOTAL NET ASSETS - 100.0%	$2,632,116

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,050,180.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 1.9000%	Total return of common shares of Micron Technology, Inc.	Goldman Sachs	12/10/2025	5,570	$612,417	$16,602

SOFR + 0.4500%	Total return of common shares of Micron Technology, Inc.	Nomura	12/10/2025	3,585	405,964	15,458

SOFR + (1.5000)%	Total return of common shares of Micron Technology, Inc.	Bank of America Merrill Lynch	12/11/2025	5,706	671,677	50,338

SOFR + (2.0000)%	Total return of common shares of Micron Technology, Inc.	Citibank N.A.	12/19/2025	7,265	883,712	91,732

SOFR + 2.1500%	Total return of common shares of Micron Technology, Inc.	Barclays	12/22/2025	1,991	207,340	(4,377)

					$2,781,110	$169,753

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily NFLX Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 111.9%
Money Market Funds - 111.9%

8,361,008	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$8,361,008

1,740,022	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	1,740,022

1,510,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	1,510,000

2,554,154	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	2,554,154

	TOTAL SHORT TERM INVESTMENTS (Cost $14,165,184) (b)	$14,165,184

	TOTAL INVESTMENTS (Cost $14,165,184) - 111.9%	$14,165,184

	Liabilities in Excess of Other Assets - (11.9)%	(1,509,082)

	TOTAL NET ASSETS - 100.0%	$12,656,102

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,804,176.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 1.6500%	Total return of common shares of Netflix, Inc.	Goldman Sachs	12/10/2025	2,754	$3,296,740	$132,778

SOFR + (1.5000)%	Total return of common shares of Netflix, Inc.	Bank of America Merrill Lynch	12/11/2025	2,286	2,991,928	348,579

SOFR + (2.0000)%	Total return of common shares of Netflix, Inc.	Citibank N.A.	12/19/2025	2,561	2,580,979	(369,796)

SOFR + 2.1500%	Total return of common shares of Netflix, Inc.	Barclays	12/22/2025	3,315	3,814,511	21,116

					$12,684,158	$132,677

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily NVDA Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 106.3%
Money Market Funds - 106.3%

18,664,707	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$18,664,707

3,259,421	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	3,259,421

5,290,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	5,290,000

3,269,692	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	3,269,692

	TOTAL SHORT TERM INVESTMENTS (Cost $30,483,820) (b)	$30,483,820

	TOTAL INVESTMENTS (Cost $30,483,820) - 106.3%	$30,483,820

	Liabilities in Excess of Other Assets - (6.3)%	(1,815,141)

	TOTAL NET ASSETS - 100.0%	$28,668,679

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,807,879.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + (0.7500)%	Total return of common shares of NVIDIA Corp.	BNP Paribas	12/5/2025	8,728	$1,282,865	$(242,383)

SOFR + 1.6500%	Total return of common shares of NVIDIA Corp.	Goldman Sachs	12/10/2025	32,444	4,331,642	(1,312,119)

SOFR + 1.0000%	Total return of common shares of NVIDIA Corp.	Bank of America Merrill Lynch	12/11/2025	21,291	3,448,172	(329,523)

SOFR + (2.0000)%	Total return of common shares of NVIDIA Corp.	Citibank N.A.	12/19/2025	40,678	7,129,384	(104,353)

SOFR + 2.1500%	Total return of common shares of NVIDIA Corp.	Barclays	12/22/2025	58,040	8,418,886	(1,774,376)

					$24,610,949	$(3,762,754)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily PANW Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 91.5%
Money Market Funds - 91.5%

1,859,598	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$1,859,598

352,523	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	352,523

240,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	240,000

519,083	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	519,083

	TOTAL SHORT TERM INVESTMENTS (Cost $2,971,204) (b)	$2,971,204

	TOTAL INVESTMENTS (Cost $2,971,204) - 91.5%	$2,971,204

	Other Assets in Excess of Liabilities - 8.5%	275,354

	TOTAL NET ASSETS - 100.0%	$3,246,558

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,111,606.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 1.4000%	Total return of common shares of Palo Alto Networks, Inc.	Goldman Sachs	12/10/2025	6,938	$1,323,777	$124,839

SOFR + (1.5000)%	Total return of common shares of Palo Alto Networks, Inc.	Bank of America Merrill Lynch	12/11/2025	4,275	782,412	44,792

SOFR + (2.0000)%	Total return of common shares of Palo Alto Networks, Inc.	Citibank N.A.	12/19/2025	4,500	899,174	118,949

SOFR + 1.8600%	Total return of common shares of Palo Alto Networks, Inc.	Barclays	12/22/2025	2,988	567,571	61,016

					$3,572,934	$349,596

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily PLTR Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 110.5%
Money Market Funds - 110.5%

36,843,736	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$36,843,736

13,565,579	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	13,565,579

14,810,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	14,810,000

2,280,907	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	2,280,907

	TOTAL SHORT TERM INVESTMENTS (Cost $67,500,222) (b)	$67,500,222

	TOTAL INVESTMENTS (Cost $67,500,222) - 110.5%	$67,500,222

	Liabilities in Excess of Other Assets - (10.5)%	(6,389,292)

	TOTAL NET ASSETS - 100.0%	$61,110,930

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,656,486.

Short Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 1.6500%	Total return of common shares of Palantir Technologies, Inc.	Goldman Sachs	12/10/2025	160,999	$21,361,207	$(3,954,879)

SOFR + (1.5000)%	Total return of common shares of Palantir Technologies, Inc.	Bank of America Merrill Lynch	12/11/2025	7,015	616,198	(487,075)

SOFR + (2.0000)%	Total return of common shares of Palantir Technologies, Inc.	Citibank N.A.	12/19/2025	18,660	2,647,864	(300,669)

SOFR + 2.1500%	Total return of common shares of Palantir Technologies, Inc.	Barclays	12/22/2025	199,249	26,835,950	(4,474,640)

					$51,461,219	$(9,217,263)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily QCOM Bear 1X ETF
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 93.9%
Money Market Funds - 93.9%

2,076,921	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$2,076,921

408,084	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	408,084

	TOTAL SHORT TERM INVESTMENTS (Cost $2,485,005) (b)	$2,485,005

	TOTAL INVESTMENTS (Cost $2,485,005) - 93.9%	$2,485,005

	Other Assets in Excess of Liabilities - 6.1%	161,021

	TOTAL NET ASSETS - 100.0%	$2,646,026

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $408,084.

Short Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 0.0000%	Total return of common shares of Qualcomm Inc.	Goldman Sachs	12/10/2025	5,242	$798,203	$29,878

SOFR + 0.1000%	Total return of common shares of Qualcomm Inc.	Bank of America Merrill Lynch	12/11/2025	4,000	622,840	38,646

SOFR + (2.0000)%	Total return of common shares of Qualcomm Inc.	Citibank N.A.	12/19/2025	4,404	686,569	41,816

SOFR + 1.5000%	Total return of common shares of Qualcomm Inc.	Barclays	12/22/2025	4,384	681,699	42,074

					$2,789,311	$152,414

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily TSLA Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 92.1%
Money Market Funds - 92.1%

53,712,212	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$53,712,212

514,024	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	514,024

10,250,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	10,250,000

12,080,838	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	12,080,838

	TOTAL SHORT TERM INVESTMENTS (Cost $76,557,074) (b)	$76,557,074

	TOTAL INVESTMENTS (Cost $76,557,074) - 92.1%	$76,557,074

	Other Assets in Excess of Liabilities - 7.9%	6,545,964

	TOTAL NET ASSETS - 100.0%	$83,103,038

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,699,328.

Short Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + (0.5000)%	Total return of common shares of Tesla, Inc.	BNP Paribas	12/5/2025	36,667	$12,600,816	$1,563,039

SOFR + 2.6500%	Total return of common shares of Tesla, Inc.	Goldman Sachs	12/10/2025	31,929	9,980,546	158,263

SOFR + 1.0000%	Total return of common shares of Tesla, Inc.	Bank of America Merrill Lynch	12/11/2025	86,856	27,857,582	1,205,603

SOFR + (2.0000)%	Total return of common shares of Tesla, Inc.	Citibank N.A.	12/19/2025	7,124	3,135,486	985,160

SOFR + 2.6500%	Total return of common shares of Tesla, Inc.	Barclays	12/22/2025	107,002	35,545,046	2,855,591

					$89,119,476	$6,767,656

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily TSM Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 112.2%
Money Market Funds - 112.2%

2,513,378	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$2,513,378

268,196	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	268,196

791,196	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	791,196

	TOTAL SHORT TERM INVESTMENTS (Cost $3,572,770) (b)	$3,572,770

	TOTAL INVESTMENTS (Cost $3,572,770) - 112.2%	$3,572,770

	Liabilities in Excess of Other Assets - (12.2)%	(389,354)

	TOTAL NET ASSETS - 100.0%	$3,183,416

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,465,767.

Short Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + (0.7500)%	Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	BNP Paribas	12/5/2025	2,500	$494,855	$(102,391)

SOFR + 1.9000%	Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	Goldman Sachs	12/10/2025	4,153	994,365	(6,880)

SOFR + (1.5000)%	Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America Merrill Lynch	12/11/2025	3,372	676,784	(132,997)

SOFR + (2.0000)%	Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	Citibank N.A.	12/19/2025	3,150	603,443	(155,414)

					$2,769,447	$(397,682)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily XOM Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 102.0%
Money Market Funds - 102.0%

1,672,006	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$1,672,006

271,200	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	271,200

510,382	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	510,382

	TOTAL SHORT TERM INVESTMENTS (Cost $2,453,588) (b)	$2,453,588

	TOTAL INVESTMENTS (Cost $2,453,588) - 102.0%	$2,453,588

	Liabilities in Excess of Other Assets - (2.0)%	(47,285)

	TOTAL NET ASSETS - 100.0%	$2,406,303

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $781,582.

Short Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 1.4000%	Total return of common shares of Exxon Mobil Corp.	Goldman Sachs	12/10/2025	3,560	$396,154	$174

SOFR + (1.5000)%	Total return of common shares of Exxon Mobil Corp.	Bank of America Merrill Lynch	12/11/2025	4,839	524,064	(16,847)

SOFR + (2.0000)%	Total return of common shares of Exxon Mobil Corp.	Citibank N.A.	12/19/2025	7,163	781,164	(19,817)

SOFR + 2.1500%	Total return of common shares of Exxon Mobil Corp.	Barclays	12/22/2025	5,992	648,934	(14,633)

					$2,350,316	$(51,123)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily S&P 500® Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 110.8%
Money Market Funds - 110.8%

97,234,424	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$97,234,424

31,447,652	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	31,447,652

	TOTAL SHORT TERM INVESTMENTS (Cost $128,682,076) (b)	$128,682,076

	TOTAL INVESTMENTS (Cost $128,682,076) - 110.8%	$128,682,076

	Liabilities in Excess of Other Assets - (10.8)%	(12,587,263)

	TOTAL NET ASSETS - 100.0%	$116,094,813

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,272,711.

Short Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 0.2500%	Total return of S&P 500® Index	UBS Securities LLC	12/17/2025	733	$4,435,097	$(114,915)

SOFR + 0.4800%	Total return of S&P 500® Index	Barclays	12/22/2025	17,580	103,747,137	(6,834,748)

					$108,182,234	$(6,949,663)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Crypto Industry Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 116.3%
Money Market Funds - 116.3%

1,666,422	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$1,666,422

210,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	210,000

322,178	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	322,178

	TOTAL SHORT TERM INVESTMENTS (Cost $2,198,600) (b)	$2,198,600

	TOTAL INVESTMENTS (Cost $2,198,600) - 116.3%	$2,198,600

	Liabilities in Excess of Other Assets - (16.3)%	(308,186)

	TOTAL NET ASSETS - 100.0%	$1,890,414

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $532,178.

Short Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 0.6500%	Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	Bank of America Merrill Lynch	12/11/2025	252	$1,087,103	$(119,132)

SOFR + 0.6600%	Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	Barclays	12/22/2025	141	483,975	(186,325)

					$1,571,078	$(305,457)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Magnificent 7 Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 114.9%
Money Market Funds - 114.9%

4,500,017	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$4,500,017

582,201	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	582,201

1,359,824	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	1,359,824

5	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	5

	TOTAL SHORT TERM INVESTMENTS (Cost $6,442,047) (b)	$6,442,047

	TOTAL INVESTMENTS (Cost $6,442,047) - 114.9%	$6,442,047

	Liabilities in Excess of Other Assets - (14.9)%	(834,435)

	TOTAL NET ASSETS - 100.0%	$5,607,612

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,942,030.

Short Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 0.4500%	Total return of Indxx Magnificent 7 Index	Goldman Sachs	12/10/2025	227	$1,768,277	$(64,061)

SOFR + 0.6800%	Total return of Indxx Magnificent 7 Index	Barclays	12/22/2025	453	2,914,612	(781,306)

					$4,682,889	$(845,367)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily AAPL Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 15.0%

Computer and Electronic Product Manufacturing - 15.0%

200,641	Apple, Inc.	$41,647,052

	TOTAL COMMON STOCKS (Cost $41,418,210)	$41,647,052

SHORT TERM INVESTMENTS - 84.6%

85,331,835	Dreyfus Government Cash Management Institutional Shares, 4.20% (q)	$85,331,835

66,434,568	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (q)	66,434,568

33,290,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	33,290,000

49,540,075	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	49,540,075

	TOTAL SHORT TERM INVESTMENTS (Cost $234,596,478)	$234,596,478

	TOTAL INVESTMENTS (Cost $276,014,688) - 99.6% (b)	$276,243,530

	Other Assets in Excess of Liabilities - 0.4%	1,163,770

	TOTAL NET ASSETS - 100.0%	$277,407,300

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $164,648,262.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Apple, Inc.	SOFR + 3.7500%	BNP Paribas	12/5/2025	172,557	$36,236,341	$(561,696)

Total return of common shares of Apple, Inc.	SOFR + 1.7200%	Goldman Sachs	12/10/2025	1,059,246	212,407,729	5,626,188

Total return of common shares of Apple, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	243,255	49,639,762	175,697

Total return of common shares of Apple, Inc.	SOFR + 3.2500%	Citibank N.A.	12/19/2025	466,394	92,253,754	2,939,833

Total return of common shares of Apple, Inc.	SOFR + 2.8400%	Barclays	12/22/2025	530,812	106,856,179	2,093,671

					$497,393,765	$10,273,693

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily AMD Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 10.5%

Computer and Electronic Product Manufacturing - 10.5%
22,105	Advanced Micro Devices, Inc.(a)	$3,897,333

	TOTAL COMMON STOCKS (Cost $3,310,612)	$3,897,333

SHORT TERM INVESTMENTS - 82.8%

14,703,907	Dreyfus Government Cash Management Institutional Shares, 4.20% (b)	$14,703,907

4,107,470	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (b)	4,107,470

777,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (b)	777,000

11,028,920	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (b)	11,028,920

	TOTAL SHORT TERM INVESTMENTS (Cost $30,617,297)	$30,617,297

	TOTAL INVESTMENTS (Cost $33,927,909) - 93.3% (c)	$34,514,630

	Other Assets in Excess of Liabilities - 6.7%	2,453,913

	TOTAL NET ASSETS - 100.0%	$36,968,543

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $24,273,390.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 2.8000%	Goldman Sachs	12/10/2025	57,822	$10,259,936	$(69,409)

Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 2.7500%	Nomura	12/10/2025	117,736	20,891,634	(141,852)

Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	91,479	12,812,653	3,232,597

Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 3.7500%	Citibank N.A.	12/19/2025	71,104	12,616,693	(86,033)

Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 2.8600%	Barclays	12/22/2025	59,126	10,539,636	(118,859)

					$67,120,552	$2,816,444

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily AMZN Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 10.5%

General Merchandise Retailers - 10.5%
157,924	Amazon.com, Inc. (a)	$36,971,588

	TOTAL COMMON STOCKS (Cost $32,622,338)	$36,971,588

SHORT TERM INVESTMENTS - 69.2%

54,343,164	Dreyfus Government Cash Management Institutional Shares, 4.20% (b)	$54,343,164

64,538,917	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (b)	64,538,917

124,594,127	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (b)	124,594,127

	TOTAL SHORT TERM INVESTMENTS (Cost $243,476,208)	$243,476,208

	TOTAL INVESTMENTS (Cost $276,098,546) - 79.7% (c)	$280,447,796

	Other Assets in Excess of Liabilities - 20.3%	71,638,545

	TOTAL NET ASSETS - 100.0%	$352,086,341

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $189,133,044.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of common shares of Amazon.com, Inc.	SOFR + 1.7400%	Goldman Sachs	12/10/2025	798,183	$183,733,745	$3,097,745

Total return of common shares of Amazon.com, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	1,353,515	307,120,296	6,866,334

Total return of common shares of Amazon.com, Inc.	SOFR + 3.7500%	Citibank N.A.	12/19/2025	698,392	136,082,012	24,776,864

					$626,936,053	$34,740,943

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily AVGO Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 17.7%

Computer and Electronic Product Manufacturing - 17.7%
61,057	Broadcom Inc.	$17,932,441

	TOTAL COMMON STOCKS (Cost $14,546,162)	$17,932,441

SHORT TERM INVESTMENTS - 88.8%

31,820,275	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$31,820,275

14,936,769	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	14,936,769

24,610,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	24,610,000

18,403,288	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	18,403,288

	TOTAL SHORT TERM INVESTMENTS (Cost $89,770,332)	$89,770,332

	TOTAL INVESTMENTS (Cost $104,316,494) - 106.5% (b)	$107,702,773

	Liabilities in Excess of Other Assets - (6.5)%	(6,604,463)

	TOTAL NET ASSETS - 100.0%	$101,098,310

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $69,918,591.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Broadcom Inc.	SOFR + 2.9900%	Goldman Sachs	12/10/2025	94,031	$27,966,700	$(363,544)

Total return of common shares of Broadcom Inc.	SOFR + 3.0000%	Nomura	12/10/2025	100,561	26,550,408	2,822,950

Total return of common shares of Broadcom Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	77,302	22,991,161	(296,973)

Total return of common shares of Broadcom Inc.	SOFR + 3.7500%	Citibank N.A.	12/19/2025	84,480	25,126,042	(325,587)

Total return of common shares of Broadcom Inc.	SOFR + 2.9900%	Barclays	12/22/2025	271,053	80,616,583	(1,041,235)

					$183,250,894	$795,611

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily BA Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 6.0%

Transportation Equipment Manufacturing - 6.0%
3,245	Boeing Co.(a)	$719,871

	TOTAL COMMON STOCKS (Cost $532,177)	$719,871

SHORT TERM INVESTMENTS - 95.1%

3,849,120	Dreyfus Government Cash Management Institutional Shares, 4.20% (b)	$3,849,120

1,583,431	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (b)	1,583,431

1,170,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (b)	1,170,000

4,898,767	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (b)	4,898,767

	TOTAL SHORT TERM INVESTMENTS (Cost $11,501,318)	$11,501,318

	TOTAL INVESTMENTS (Cost $12,033,495) - 101.1% (c)	$12,221,189

	Liabilities in Excess of Other Assets - (1.1)%	(125,334)

	TOTAL NET ASSETS - 100.0%	$12,095,855

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,582,198.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Boeing Co.	SOFR + 2.7300%	Goldman Sachs	12/10/2025	21,387	$4,088,574	$608,403

Total return of common shares of Boeing Co.	SOFR + 2.8500%	Nomura	12/10/2025	10,242	2,350,879	(83,841)

Total return of common shares of Boeing Co.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	19,829	3,728,586	604,819

Total return of common shares of Boeing Co.	SOFR + 3.7500%	Citibank N.A.	12/19/2025	36,531	8,258,929	(158,820)

Total return of common shares of Boeing Co.	SOFR + 2.8700%	Barclays	12/22/2025	17,818	3,303,990	592,275

					$21,730,958	$1,562,836

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily BRKB Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 18.7%

Insurance Carriers and Related Activities - 18.7%
23,192	Berkshire Hathaway, Inc. Class B(a)	$10,943,841

	TOTAL COMMON STOCKS (Cost $11,850,129)	$10,943,841

SHORT TERM INVESTMENTS - 94.5%

11,453,435	Dreyfus Government Cash Management Institutional Shares, 4.20% (b)	$11,453,435

17,695,191	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (b)	17,695,191

9,020,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (b)	9,020,000

17,139,689	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (b)	17,139,689

	TOTAL SHORT TERM INVESTMENTS (Cost $55,308,315)	$55,308,315

	TOTAL INVESTMENTS (Cost $67,158,444) - 113.2% (c)	$66,252,156

	Liabilities in Excess of Other Assets - (13.2)%	(7,727,340)

	TOTAL NET ASSETS - 100.0%	$58,524,816

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $43,854,879.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Berkshire Hathaway, Inc. Class B	SOFR + 2.4900%	Goldman Sachs	12/10/2025	90,319	$44,453,576	$(2,207,259)

Total return of common shares of Berkshire Hathaway, Inc. Class B	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	36,555	18,517,989	(1,681,388)

Total return of common shares of Berkshire Hathaway, Inc. Class B	SOFR + 3.2500%	Citibank N.A.	12/19/2025	48,434	23,855,218	(1,605,245)

Total return of common shares of Berkshire Hathaway, Inc. Class B	SOFR + 2.9900%	Barclays	12/22/2025	49,551	25,099,918	(2,242,710)

					$111,926,701	$(7,736,602)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily CSCO Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 13.1%

Computer and Electronic Product Manufacturing - 13.1%
7,250	Cisco Systems, Inc.	$493,580

	TOTAL COMMON STOCKS (Cost $492,268)	$493,580

SHORT TERM INVESTMENTS - 87.0%

803,308	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$803,308

1,431,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	1,431,000

330,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	330,000

710,340	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	710,340

	TOTAL SHORT TERM INVESTMENTS (Cost $3,274,648)	$3,274,648

	TOTAL INVESTMENTS (Cost $3,766,916) - 100.1% (b)	$3,768,228

	Liabilities in Excess of Other Assets - (0.1)%	(4,179)

	TOTAL NET ASSETS - 100.0%	$3,764,049

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,471,340.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Cisco Systems, Inc.	SOFR + 3.0000%	Goldman Sachs	12/10/2025	51,229	$3,493,542	$(12,401)

Total return of common shares of Cisco Systems, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	20,098	1,368,397	(2,691)

Total return of common shares of Cisco Systems, Inc.	SOFR + 3.7500%	Citibank N.A.	12/19/2025	16,000	1,086,335	465

Total return of common shares of Cisco Systems, Inc.	SOFR + 3.0000%	Barclays	12/22/2025	16,000	1,086,311	1,327

					$7,034,585	$(13,300)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily F Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 15.0%

Transportation Equipment Manufacturing - 15.0%
33,000	Ford Motor Co.	$365,310

	TOTAL COMMON STOCKS (Cost $369,567)	$365,310

SHORT TERM INVESTMENTS - 87.3%

682,107	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$682,107

260,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	260,000

340,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	340,000

841,729	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	841,729

	TOTAL SHORT TERM INVESTMENTS (Cost $2,123,836)	$2,123,836

	TOTAL INVESTMENTS (Cost $2,493,403) - 102.3% (b)	$2,489,146

	Liabilities in Excess of Other Assets - (2.3)%	(55,024)

	TOTAL NET ASSETS - 100.0%	$2,434,122

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,441,729.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Ford Motor Co.	SOFR + 3.0000%	Goldman Sachs	12/10/2025	106,772	$1,193,967	$(14,027)

Total return of common shares of Ford Motor Co.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	100,000	1,119,076	(14,120)

Total return of common shares of Ford Motor Co.	SOFR + 3.7500%	Citibank N.A.	12/19/2025	100,000	1,119,099	(14,356)

Total return of common shares of Ford Motor Co.	SOFR + 3.0000%	Barclays	12/22/2025	100,000	1,119,076	(14,120)

					$4,551,218	$(56,623)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily GOOGL Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 7.1%

Web Search Portals, Libraries, Archives, and Other Information Services - 7.1%
156,423	Alphabet, Inc.	$30,017,574

	TOTAL COMMON STOCKS (Cost $28,902,831)	$30,017,574

SHORT TERM INVESTMENTS - 99.7%

144,037,055	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$144,037,055

68,660,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	68,660,000

42,041,912	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	42,041,912

169,076,353	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	169,076,353

	TOTAL SHORT TERM INVESTMENTS (Cost $423,815,320)	$423,815,320

	TOTAL INVESTMENTS (Cost $452,718,151) - 106.8% (b)	$453,832,894

	Liabilities in Excess of Other Assets - (6.8)%	(28,636,075)

	TOTAL NET ASSETS - 100.0%	$425,196,819

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2025.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $279,778,265.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of common shares of Alphabet, Inc.	SOFR + 1.7500%	Goldman Sachs	12/10/2025	877,497	$167,933,856	$168,489

Total return of common shares of Alphabet, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	1,667,446	298,197,338	19,916,326

Total return of common shares of Alphabet, Inc.	SOFR + 3.2500%	Citibank N.A.	12/19/2025	1,014,338	178,016,762	12,203,984

Total return of common shares of Alphabet, Inc.	SOFR + 3.0000%	Barclays	12/22/2025	715,789	122,105,282	13,541,522

					$766,253,238	$45,830,321

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily LLY Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 17.3%

Chemical Manufacturing - 17.3%
1,461	Eli Lilly & Co.	$1,081,242

	TOTAL COMMON STOCKS (Cost $1,159,622)	$1,081,242

SHORT TERM INVESTMENTS - 92.2%

773,762	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$773,762

1,132,516	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	1,132,516

350,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	350,000

3,513,116	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	3,513,116

	TOTAL SHORT TERM INVESTMENTS (Cost $5,769,394)	$5,769,394

	TOTAL INVESTMENTS (Cost $6,929,016) - 109.5% (b)	$6,850,636

	Liabilities in Excess of Other Assets - (9.5)%	(593,918)

	TOTAL NET ASSETS - 100.0%	$6,256,718

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,995,633.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Eli Lilly & Co.	SOFR + 2.6500%	Goldman Sachs	12/10/2025	2,512	$1,964,861	$(111,435)

Total return of common shares of Eli Lilly & Co.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	8,738	6,433,934	(60,674)

Total return of common shares of Eli Lilly & Co.	SOFR + 3.7500%	Citibank N.A.	12/19/2025	2,396	1,822,849	(74,960)

Total return of common shares of Eli Lilly & Co.	SOFR + 2.6500%	Barclays	12/22/2025	1,802	1,505,787	(201,347)

					$11,727,431	$(448,416)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily META Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 8.8%

Professional, Scientific, and Technical Services - 8.8%
18,585	Meta Platforms, Inc.	$14,374,383

	TOTAL COMMON STOCKS (Cost $11,360,059)	$14,374,383

SHORT TERM INVESTMENTS - 75.7%

27,852,193	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$27,852,193

26,679,791	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	26,679,791

18,802,449	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	18,802,449

50,333,221	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	50,333,221

	TOTAL SHORT TERM INVESTMENTS (Cost $123,667,654)	$123,667,654

	TOTAL INVESTMENTS (Cost $135,027,713) - 84.5% (b)	$138,042,037

	Other Assets in Excess of Liabilities - 15.5%	25,424,282

	TOTAL NET ASSETS - 100.0%	$163,466,319

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $96,705,461.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Meta Platforms, Inc.	SOFR + 3.7500%	BNP Paribas	12/05/2025	2,138	$1,578,352	$64,258

Total return of common shares of Meta Platforms, Inc.	SOFR + 2.9400%	Goldman Sachs	12/10/2025	95,936	66,705,050	7,482,155

Total return of common shares of Meta Platforms, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	117,694	82,385,800	8,609,748

Total return of common shares of Meta Platforms, Inc.	SOFR + 3.7500%	Citibank N.A.	12/19/2025	85,541	66,160,831	(1,254,553)

Total return of common shares of Meta Platforms, Inc.	SOFR + 2.9800%	Barclays	12/22/2025	102,793	73,080,397	6,398,798

					$289,910,430	$21,300,406

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily MSFT Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 9.5%

Publishing Industries - 9.5%
26,148	Microsoft Corp.	$13,949,958

	TOTAL COMMON STOCKS (Cost $11,314,369)	$13,949,958

SHORT TERM INVESTMENTS - 80.3%

41,277,655	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$41,277,655

20,713,715	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	20,713,715

19,760,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	19,760,000

36,472,315	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	36,472,315

	TOTAL SHORT TERM INVESTMENTS (Cost $118,223,685)	$118,223,685

	TOTAL INVESTMENTS (Cost $129,538,054) - 89.8% (b)	$132,173,643

	Other Assets in Excess of Liabilities - 10.2%	15,070,533

	TOTAL NET ASSETS - 100.0%	$147,244,176

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $76,946,029.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of common shares of Microsoft Corp.	SOFR + 1.7400%	Goldman Sachs	12/10/2025	134,433	$68,906,323	$2,790,332

Total return of common shares of Microsoft Corp.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	190,602	97,697,270	3,948,977

Total return of common shares of Microsoft Corp.	SOFR + 3.2500%	Citibank N.A.	12/19/2025	72,616	36,754,918	1,813,900

Total return of common shares of Microsoft Corp.	SOFR + 3.0000%	Barclays	12/22/2025	128,210	55,803,403	10,309,003

					$259,161,914	$18,862,212

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily MU Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 21.8%

Computer and Electronic Product Manufacturing - 21.8%
73,712	Micron Technology, Inc.	$8,044,927

	TOTAL COMMON STOCKS (Cost $8,273,772)	$8,044,927

SHORT TERM INVESTMENTS - 89.2%

11,864,182	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$11,864,182

3,833,528	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	3,833,528

4,450,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	4,450,000

12,795,930	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	12,795,930

	TOTAL SHORT TERM INVESTMENTS (Cost $32,943,640)	$32,943,640

	TOTAL INVESTMENTS (Cost $41,217,412) - 111.0% (b)	$40,988,567

	Liabilities in Excess of Other Assets - (11.0)%	(4,043,670)

	TOTAL NET ASSETS - 100.0%	$36,944,897

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $27,249,459.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Micron Technology, Inc.	SOFR + 3.6900%	Goldman Sachs	12/10/2025	87,674	$9,815,981	$(251,634)

Total return of common shares of Micron Technology, Inc.	SOFR + 3.0000%	Nomura	12/10/2025	137,980	15,378,451	(464,016)

Total return of common shares of Micron Technology, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	144,261	16,278,740	(539,685)

Total return of common shares of Micron Technology, Inc.	SOFR + 3.7500%	Citibank N.A.	12/19/2025	102,468	11,796,265	(675,272)

Total return of common shares of Micron Technology, Inc.	SOFR + 2.9900%	Barclays	12/22/2025	130,949	14,661,050	(375,266)

					$67,930,487	$(2,305,873)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily NFLX Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 12.4%

Motion Picture and Sound Recording Industries - 12.4%
9,225	Netflix, Inc. (a)	$10,695,465

	TOTAL COMMON STOCKS (Cost $11,007,883)	$10,695,465

SHORT TERM INVESTMENTS - 95.7%

15,578,531	Dreyfus Government Cash Management Institutional Shares, 4.20% (b)	$15,578,531

22,000,672	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (b)	22,000,672

6,679,703	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (b)	6,679,703

38,623,803	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (b)	38,623,803

	TOTAL SHORT TERM INVESTMENTS (Cost $82,882,709)	$82,882,709

	TOTAL INVESTMENTS (Cost $93,890,592) - 108.1% (c)	$93,578,174

	Liabilities in Excess of Other Assets - (8.1)%	(6,993,605)

	TOTAL NET ASSETS - 100.0%	$86,584,569

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $68,494,179.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Netflix, Inc.	SOFR + 2.4200%	Goldman Sachs	12/10/2025	43,131	$49,915,607	$(321,393)

Total return of common shares of Netflix, Inc.	SOFR + 3.7500%	Nomura	12/10/2025	1,781	2,354,636	(304,866)

Total return of common shares of Netflix, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	57,075	70,484,382	(4,780,757)

Total return of common shares of Netflix, Inc.	SOFR + 3.7500%	Citibank N.A.	12/19/2025	19,096	21,611,325	82,766

Total return of common shares of Netflix, Inc.	SOFR + 2.9200%	Barclays	12/22/2025	19,054	21,447,945	244,130

					$165,813,895	$(5,080,120)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily NVDA Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 14.4%

Computer and Electronic Product Manufacturing - 14.4%
564,095	NVIDIA Corp.	$100,335,578

	TOTAL COMMON STOCKS (Cost $65,903,640)	$100,335,578

SHORT TERM INVESTMENTS - 86.4%

324,243,555	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$324,243,555

95,405,876	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	95,405,876

121,141,564	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	121,141,564

61,360,086	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	61,360,086

	TOTAL SHORT TERM INVESTMENTS (Cost $602,151,081)	$602,151,081

	TOTAL INVESTMENTS (Cost $668,054,721) - 100.8% (b)	$702,486,659

	Liabilities in Excess of Other Assets - (0.8)%	(5,612,446)

	TOTAL NET ASSETS - 100.0%	$696,874,213

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $471,013,341.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of common shares of NVIDIA Corp.	SOFR + 3.7500%	BNP Paribas	12/05/2025	194,337	$28,206,072	$4,878,864

Total return of common shares of NVIDIA Corp.	SOFR + 2.9600%	Goldman Sachs	12/10/2025	1,330,512	233,518,161	3,045,044

Total return of common shares of NVIDIA Corp.	SOFR + 3.7500%	Nomura	12/10/2025	2,450,000	429,999,500	5,587,587

Total return of common shares of NVIDIA Corp.	SOFR + 3.5000%	Bank of America Merrill Lynch	12/11/2025	740,771	93,719,651	36,735,306

Total return of common shares of NVIDIA Corp.	SOFR + 3.7500%	Citibank N.A.	12/19/2025	303,776	46,275,369	6,803,242

Total return of common shares of NVIDIA Corp.	SOFR + 2.9300%	Barclays	12/22/2025	2,252,363	395,915,595	4,557,653

					$1,227,634,348	$61,607,696

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily PANW Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 9.6%

Computer and Electronic Product Manufacturing - 9.6%
4,399	Palo Alto Networks, Inc.(a)	$763,666

	TOTAL COMMON STOCKS (Cost $818,808)	$763,666

SHORT TERM INVESTMENTS - 83.4%

1,420,868	Dreyfus Government Cash Management Institutional Shares, 4.20% (b)	$1,420,868

2,977,211	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (b)	2,977,211

620,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (b)	620,000

1,592,927	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (b)	1,592,927

	TOTAL SHORT TERM INVESTMENTS (Cost $6,611,006)	$6,611,006

	TOTAL INVESTMENTS (Cost $7,429,814) - 93.0% (c)	$7,374,672

	Other Assets in Excess of Liabilities - 7.0%	551,784

	TOTAL NET ASSETS - 100.0%	$7,926,456

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,190,138.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Palo Alto Networks, Inc.	SOFR + 2.8700%	Goldman Sachs	12/10/2025	37,082	$7,042,900	$(607,800)

Total return of common shares of Palo Alto Networks, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	24,439	4,364,175	(152,191)

Total return of common shares of Palo Alto Networks, Inc.	SOFR + 3.7500%	Citibank N.A.	12/19/2025	14,553	2,773,159	(302,411)

Total return of common shares of Palo Alto Networks, Inc.	SOFR + 2.3500%	Barclays	12/22/2025	10,848	2,114,433	(259,099)

					$16,294,667	$(1,321,501)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily PLTR Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 14.8%

Professional, Scientific, and Technical Services - 14.8%
445,372	Palantir Technologies, Inc. (a)	$70,524,657

	TOTAL COMMON STOCKS (Cost $58,463,393)	$70,524,657

SHORT TERM INVESTMENTS - 87.5%

165,459,798	Dreyfus Government Cash Management Institutional Shares, 4.20% (b)	$165,459,798

59,333,980	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (b)	59,333,980

79,430,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (b)	79,430,000

113,917,428	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (b)	113,917,428

	TOTAL SHORT TERM INVESTMENTS (Cost $418,141,206)	$418,141,206

	TOTAL INVESTMENTS (Cost $476,604,599) - 102.3% (c)	$488,665,863

	Liabilities in Excess of Other Assets - (2.3)%	(10,980,096)

	TOTAL NET ASSETS - 100.0%	$477,685,767

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $327,461,406.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of common shares of Palantir Technologies, Inc.	SOFR + 3.2900%	Goldman Sachs	12/10/2025	747,890	$116,850,334	$1,519,603

Total return of common shares of Palantir Technologies, Inc.	SOFR + 3.7500%	Nomura	12/10/2025	1,178,619	162,751,470	22,569,952

Total return of common shares of Palantir Technologies, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	1,693,098	264,529,632	3,464,499

Total return of common shares of Palantir Technologies, Inc.	SOFR + 3.7500%	Citibank N.A.	12/19/2025	299,224	40,997,580	6,144,295

Total return of common shares of Palantir Technologies, Inc.	SOFR + 2.8900%	Barclays	12/22/2025	1,669,273	260,965,852	3,260,533

					$846,094,868	$36,958,882

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily QCOM Bull 2X ETF
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 14.4%

Computer and Electronic Product Manufacturing - 14.4%
3,200	Qualcomm Inc.	$469,632

	TOTAL COMMON STOCKS (Cost $498,301)	$469,632

SHORT TERM INVESTMENTS - 101.5%

727,150	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$727,150

1,040,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	1,040,000

770,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	770,000

768,910	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	768,910

	TOTAL SHORT TERM INVESTMENTS (Cost $3,306,060)	$3,306,060

	TOTAL INVESTMENTS (Cost $3,804,361) - 115.9% (b)	$3,775,692

	Liabilities in Excess of Other Assets - (15.9)%	(519,898)

	TOTAL NET ASSETS - 100.0%	$3,255,794

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,578,910.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of common shares of Qualcomm Inc.	SOFR + 3.0000%	Goldman Sachs	12/10/2025	11,876	$1,871,734	$(143,116)

Total return of common shares of Qualcomm Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	7,500	1,167,907	(76,025)

Total return of common shares of Qualcomm Inc.	SOFR + 3.7500%	Citibank N.A.	12/19/2025	6,804	1,059,538	(69,799)

Total return of common shares of Qualcomm Inc.	SOFR + 3.0000%	Barclays	12/22/2025	14,991	2,362,526	(176,853)

					$6,461,705	$(465,793)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily TSLA Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 19.5%

Transportation Equipment Manufacturing - 19.5%
3,626,388	Tesla, Inc. (a)	$1,117,906,629

	TOTAL COMMON STOCKS (Cost $1,005,880,908)	$1,117,906,629

SHORT TERM INVESTMENTS - 90.9%

2,240,832,426	Dreyfus Government Cash Management Institutional Shares, 4.20% (b)	$2,240,832,426

841,540,837	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (b)	841,540,837

557,039,697	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (b)	557,039,697

1,558,527,252	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (b)	1,558,527,252

	TOTAL SHORT TERM INVESTMENTS (Cost $5,197,940,212)	$5,197,940,212

	TOTAL INVESTMENTS (Cost $6,203,821,120) - 110.4% (c)	$6,315,846,841

	Liabilities in Excess of Other Assets - (10.4)%	(596,135,502)

	TOTAL NET ASSETS - 100.0%	$5,719,711,339

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,423,092,854.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Tesla, Inc.	SOFR + 4.0000%	BNP Paribas	12/05/2025	171,409	$42,533,364	$8,940,338

Total return of common shares of Tesla, Inc.	SOFR + 4.4900%	Goldman Sachs	12/10/2025	5,596,577	1,797,620,532	(73,386,481)

Total return of common shares of Tesla, Inc.	SOFR + 4.5000%	Nomura	12/10/2025	9,219,189	3,031,406,096	(265,628,747)

Total return of common shares of Tesla, Inc.	SOFR + 4.1500%	Bank of America Merrill Lynch	12/11/2025	4,313,545	1,259,684,546	41,049,640

Total return of common shares of Tesla, Inc.	SOFR + 3.7500%	Citibank N.A.	12/19/2025	7,085,805	2,275,960,567	(92,644,905)

Total return of common shares of Tesla, Inc.	SOFR + 3.9900%	Barclays	12/22/2025	5,819,870	1,741,978,713	31,627,862

Total return of common shares of Tesla, Inc.	SOFR + 3.7000%	J.P. Morgan	7/27/2026	1,276,000	402,916,958	(10,889,619)

					$10,552,100,776	$(360,931,912)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily TSM Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 13.9%

Computer and Electronic Product Manufacturing - 13.9%
70,359	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	$17,000,142

	TOTAL COMMON STOCKS (Cost $14,742,224)	$17,000,142

SHORT TERM INVESTMENTS - 87.4%

54,525,544	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$54,525,544

6,205,106	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	6,205,106

45,961,317	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	45,961,317

	TOTAL SHORT TERM INVESTMENTS (Cost $106,691,967)	$106,691,967

	TOTAL INVESTMENTS (Cost $121,434,191) - 101.3% (b)	$123,692,109

	Liabilities in Excess of Other Assets - (1.3)%	(1,668,984)

	TOTAL NET ASSETS - 100.0%	$122,023,125

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $93,277,838.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.7500%	BNP Paribas	12/05/2025	179,508	$35,765,928	$6,338,091

Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.7500%	Goldman Sachs	12/10/2025	63,834	11,456,406	3,831,174

Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.5000%	Nomura	12/10/2025	200,000	48,262,238	(95,291)

Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	293,722	70,884,277	55,908

Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.7500%	Citibank N.A.	12/19/2025	202,633	48,901,422	36,703

					$215,270,271	$10,166,585

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily XOM Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 15.1%

Oil and Gas Extraction - 15.1%
4,349	Exxon Mobil Corp.	$485,523

	TOTAL COMMON STOCKS (Cost $471,036)	$485,523

SHORT TERM INVESTMENTS - 82.1%

578,884	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$578,884

852,806	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	852,806

330,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	330,000

885,129	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	885,129

	TOTAL SHORT TERM INVESTMENTS (Cost $2,646,819)	$2,646,819

	TOTAL INVESTMENTS (Cost $3,117,855) - 97.2% (b)	$3,132,342

	Other Assets in Excess of Liabilities - 2.8%	90,107

	TOTAL NET ASSETS - 100.0%	$3,222,449

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,067,934.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of common shares of Exxon Mobil Corp.	SOFR + 1.9200%	Goldman Sachs	12/10/2025	20,888	$2,279,929	$37,398

Total return of common shares of Exxon Mobil Corp.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2025	11,182	1,211,450	24,044

Total return of common shares of Exxon Mobil Corp.	SOFR + 3.7500%	Citibank N.A.	12/19/2025	11,311	1,246,087	3,433

Total return of common shares of Exxon Mobil Corp.	SOFR + 2.6100%	Barclays	12/22/2025	10,000	1,083,065	22,032

					$5,820,531	$86,907

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily CSI 300 China A Share Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 40.9%

2,310,498	Xtrackers Harvest CSI 300 China A-Shares ETF (a)	$65,595,039

	TOTAL INVESTMENT COMPANIES (Cost $71,266,899)	$65,595,039

SHORT TERM INVESTMENTS - 62.0%
Money Market Funds - 62.0%
58,026,363	Dreyfus Government Cash Management Institutional Shares, 4.20% (b)	$58,026,363

5,149,031	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (b)	5,149,031

36,361,501	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (b)	36,361,501

	TOTAL SHORT TERM INVESTMENTS (Cost $99,536,895)	$99,536,895

	TOTAL INVESTMENTS (Cost $170,803,794) - 102.9% (c)	$165,131,934

	Liabilities in Excess of Other Assets - (2.9)%	(4,601,167)

	TOTAL NET ASSETS - 100.0%	$160,530,767

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $65,779,215.

Long Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + 0.8500%	Goldman Sachs	12/10/2025	999,509	$27,064,072	$771,804

Total return of Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + 0.0000%	J.P. Morgan	12/16/2025	1,264,701	34,381,533	995,479

Total return of Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + 0.8000%	UBS Securities LLC	12/17/2025	946,834	25,547,045	848,850

Total return of Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + (0.3000)%	Citibank N.A.	12/19/2025	5,117,643	136,909,745	6,546,608

Total return of Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + 0.8000%	Barclays	12/22/2025	669,838	16,793,836	1,795,384

					$240,696,231	$10,958,125

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily CSI China Internet Index Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 54.1%

4,263,009	KraneShares CSI China Internet ETF (a)	$151,081,039

	TOTAL INVESTMENT COMPANIES (Cost $132,896,490)	$151,081,039

SHORT TERM INVESTMENTS - 44.6%
Money Market Funds - 44.6%
66,230,823	Dreyfus Government Cash Management Institutional Shares, 4.20% (b)	$66,230,823

23,013,351	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (b)	23,013,351

35,075,229	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (b)	35,075,229

	TOTAL SHORT TERM INVESTMENTS (Cost $124,319,403)	$124,319,403

	TOTAL INVESTMENTS (Cost $257,215,893) - 98.7% (c)	$275,400,442

	Other Assets in Excess of Liabilities - 1.3%	3,630,176

	TOTAL NET ASSETS - 100.0%	$279,030,618

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $202,808,939.

Long Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of KraneShares CSI China Internet ETF	SOFR + 0.7900%	BNP Paribas	12/5/2025	1,016,618	$33,481,440	$2,151,852

Total return of KraneShares CSI China Internet ETF	SOFR + 0.7500%	Goldman Sachs	12/10/2025	3,421,630	115,425,145	4,804,411

Total return of KraneShares CSI China Internet ETF	SOFR + 0.8000%	Bank of America Merrill Lynch	12/11/2025	1,613,454	52,423,634	4,183,942

Total return of KraneShares CSI China Internet ETF	SOFR + 0.7400%	UBS Securities LLC	12/17/2025	3,085,299	95,491,206	11,302,324

Total return of KraneShares CSI China Internet ETF	SOFR + 0.8000%	Citibank N.A.	12/19/2025	2,346,692	69,109,694	11,964,744

					$365,931,119	$34,407,273

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 91.2%
Accommodation - 0.4%
1,351	Airbnb, Inc. Class A (a)	$178,885
744	Hilton Worldwide Holdings, Inc.	199,452
2,172	Host Hotels & Resorts, Inc.	34,144
1,062	Las Vegas Sands Corp.	55,649
711	Marriott International, Inc. Class C	187,583
647	MGM Resorts International (a)	23,583
276	Wynn Resorts Ltd.	30,092

		709,388

Administrative and Support Services - 2.7%
270	Allegion PLC ADR (Ireland)	44,798
7,172	Amcor PLC ADR (United Kingdom)	67,058
298	Ameriprise Financial, Inc.	154,421
1,270	Automatic Data Processing, Inc.	393,065
102	Booking Holdings, Inc.	561,414
367	Broadridge Financial Solutions, Inc.	90,836
220	Corpay, Inc. (a)	71,071
389	Equifax, Inc.	93,450
119	FactSet Research System, Inc.	47,945
241	Gartner, Inc. (a)	81,615
923	Iron Mountain, Inc.	89,863
493	Live Nation Entertainment, Inc. (a)	72,816
768	Match Group, Inc.	26,319
485	Moody’s Corp.	250,129
880	Rollins, Inc.	50,398
782	Royal Caribbean Cruises Ltd. ADR (Liberia)	248,574
6,545	Uber Technologies, Inc. (a)	574,324
5,355	Visa, Inc. Class A	1,849,992
1,146	Waste Management, Inc.	262,617

		5,030,705

Air Transportation - 0.1%
2,044	Delta Air Lines, Inc.	108,761
1,783	Southwest Airlines Co.(b)	55,148
1,022	United Continental Holdings, Inc. (a)	90,253

		254,162

Ambulatory Health Care Services - 0.1%
130	DaVita, Inc. (a)	18,248
262	Labcorp Holdings, Inc.	68,141
170	Molina Healthcare, Inc. (a)	26,838
349	Quest Diagnostics, Inc.	58,426
3,673	Viatris, Inc.	32,102

		203,755

Amusement, Gambling, and Recreation Industries - 0.4%
5,626	The Walt Disney Co.	670,113

Apparel Manufacturing - 0.2%
1,074	Cintas Corp.	239,018
475	Deckers Outdoor Corp. (a)	50,431
125	Ralph Lauren Corp.	37,344

		326,793

Beverage and Tobacco Product Manufacturing - 1.1%
5,272	Altria Group, Inc.	326,548
479	Constellation Brands, Inc. Class A	80,012
4,251	Keurig Dr Pepper, Inc.	138,795
536	Molson Coors Brewing Co. Class B	26,114
2,198	Monster Beverage Corp. (a)	129,132
4,291	PepsiCo, Inc.	591,815
4,872	Philip Morris International, Inc.	799,252

		2,091,668

Broadcasting and Content Providers - 0.4%
299	Charter Communications, Inc. (a)(b)	80,539
11,657	Comcast Corp. Class A	387,362
670	FOX Corp. Class A	37,359
413	FOX Corp. Class B	21,121
1,883	Paramount Global Class B	23,669
210	TKO Group Holdings, Inc.	35,282
7,047	Warner Bros Discovery, Inc. (a)	92,809

		678,141

Building Material and Garden Equipment and Supplies Dealers - 0.9%
1,752	Lowe’s Companies, Inc.	391,695
164	Snap-on, Inc.	52,675
3,111	The Home Depot, Inc.	1,143,323
1,660	Tractor Supply Co.	94,537

		1,682,230

Chemical Manufacturing - 5.1%
5,529	AbbVie, Inc.	1,045,092
697	Air Products & Chemicals, Inc.	200,652
368	Albemarle Corp.(b)	24,969
1,683	Amgen, Inc.	496,653
458	Biogen, Inc. (a)	58,624
491	Bio-Techne Corp.	26,872
6,369	Bristol-Myers Squibb Co.	275,841
507	CF Industries Holdings, Inc.	47,065
771	Church & Dwight Co., Inc.	72,297
386	Clorox Co.	48,466
2,537	Colgate-Palmolive Co.	212,727
1,310	DuPont de Nemours, Inc.	94,189
361	Eastman Chemical Co.	26,212
790	Ecolab, Inc.	206,790
2,462	Eli Lilly & Co.	1,822,052
3,893	Gilead Sciences, Inc.	437,145
503	Incyte Corp. (a)	37,670
1,795	IntercontinentalExchange, Inc.	331,770
800	International Flavors & Fragrances, Inc.	56,824
6,009	Kenvue, Inc.	128,833
1,039	Kimberly-Clark Corp.	129,480
1,473	Linde PLC ADR (Ireland)	677,963
805	LyondellBasell Industries N.V. Class A ADR (Netherlands)	46,634
7,859	Merck & Co., Inc.	613,945
992	Mosaic Co.	35,722
17,794	Pfizer, Inc.	414,422
710	PPG Industries, Inc.	74,905
7,338	Procter & Gamble Co.	1,104,149
325	Regeneron Pharmaceuticals, Inc.	177,275
804	Vertex Pharmaceuticals, Inc. (a)	367,324
1,393	Zoetis, Inc.	203,086

		9,495,648

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.3%
346	Lululemon Athletica, Inc. (a)	69,383
1,029	Ross Stores, Inc.	140,500

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

3,495	TJX Companies, Inc.	435,232

		645,115

Computer and Electronic Product Manufacturing - 24.3%
5,075	Advanced Micro Devices, Inc. (a)	894,773
893	Agilent Technologies, Inc.	102,525
18,216	Alphabet, Inc.	3,495,650
14,694	Alphabet, Inc. Class C	2,833,885
723	AMETEK, Inc.	133,647
3,786	Amphenol Corp. Class A	403,247
1,553	Analog Devices, Inc.	348,850
46,746	Apple, Inc.	9,703,067
3,223	Arista Networks, Inc. (a)	397,138
14,716	Broadcom, Inc.	4,322,089
12,452	Cisco Systems, Inc.	847,732
1,993	Danaher Corp.	392,940
938	Dell Technologies, Inc.	124,463
410	Enphase Energy, Inc. (a)	13,268
336	First Solar, Inc. (a)	58,709
1,988	Fortinet, Inc. (a)	198,601
1,064	Fortive Corp.	50,997
1,433	GE HealthCare Technologies, Inc.	102,202
698	Hologic, Inc. (a)	46,640
2,950	HP, Inc.	73,160
13,652	Intel Corp. (a)	270,310
2,909	International Business Machines Corp.	736,413
336	Jabil Circuit, Inc.	74,985
541	Keysight Technologies, Inc. (a)	88,675
585	L3Harris Technologies, Inc.	160,770
4,003	Lam Research Corp.	379,645
1,683	Microchip Technology, Inc.	113,754
3,498	Micron Technology, Inc.	381,772
150	Monolithic Power Systems, Inc.	106,686
522	Motorola Solutions, Inc.	229,148
637	NetApp, Inc.	66,331
424	Northrop Grumman Corp.	244,483
76,329	NVIDIA Corp.	13,576,639
791	NXP Semiconductors NV ADR (Netherlands)	169,092
1,308	ON Semiconductor Corp. (a)	73,719
1,235	Otis Worldwide Corp.	105,827
2,072	Palto Alto Networks, Inc. (a)	359,699
3,434	Qualcomm, Inc.	503,974
369	Revvity, Inc.(b)	32,435
337	Roper Technologies, Inc.	185,485
4,182	RTX Corp.	658,958
664	Seagate Technology Holdings PLC ADR (Ireland)	104,255
470	Skyworks Solutions, Inc.	32,214
1,606	Super Micro Computer, Inc. (a)	94,706
147	Teledyne Technologies, Inc. (a)	81,000
503	Teradyne, Inc.	54,037
2,843	Texas Instruments, Inc.	514,754
1,181	Thermo Fisher Scientific, Inc.	552,330
747	Trimble, Inc. (a)	62,666
775	Veralto Corp.	81,243
187	Waters Corp. (a)	53,998
1,092	Western Digital Corp.	85,929
159	Zebra Technologies Corp. Class A (a)	53,904

		44,833,419

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.1%
1,735	Fiserv, Inc. (a)	241,061

Construction of Buildings - 0.2%
866	D.R. Horton, Inc.	123,700
727	Lennar Corp. Class A(b)	81,555
9	NVR, Inc. (a)	67,945
627	PulteGroup, Inc.	70,801

		344,001

Couriers and Messengers - 0.2%
690	FedEx Corp.	154,208
2,296	United Parcel Service, Inc. Class B	197,823

		352,031

Credit Intermediation and Related Activities - 5.0%
1,732	American Express Co.	518,405
20,509	Bank of America Corp.	969,460
2,239	Bank of New York Mellon Corp.	227,147
2,002	Capital One Financial Corp.	430,430
5,846	Citigroup, Inc.	547,770
1,358	Citizens Financial Group, Inc.	64,804
662	Coinbase Global, Inc. (a)	250,077
1,644	Fidelity National Information Services, Inc.	130,550
2,089	Fifth Third Bancorp	86,840
764	Global Payments, Inc.	61,082
4,559	Huntington Bancshares, Inc.	74,904
8,698	JPMorgan Chase & Co.	2,576,695
3,088	KeyCorp	55,337
503	M&T Bank Corp.	94,916
2,539	MasterCard, Inc. Class A	1,438,267
608	Northern Trust Corp.	79,040
1,238	PNC Financial Services Group, Inc.	235,554
2,814	Regions Financial Corp.	71,279
893	State Street Corp.	99,793
1,192	Synchrony Financial	83,047
4,099	Truist Financial Corp.	179,167
4,876	U.S. Bancorp	219,225
10,185	Wells Fargo & Co.	821,217

		9,315,006

Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
364	A.O. Smith Corp.	25,767
232	Axon Enterprise, Inc. (a)	175,274
1,760	Emerson Electric Co.	256,097
185	Generac Holdings, Inc. (a)	36,018
352	Rockwell Automation, Inc.	123,802

		616,958

Fabricated Metal Product Manufacturing - 0.1%
869	Ball Corp.	49,759
722	Nucor Corp.	103,297
515	Pentair PLC ADR (Ireland)	52,633
485	Stanley Black & Decker, Inc.	32,810

		238,499

Food and Beverage Retailers - 0.1%
1,918	Kroger Co.	134,452

Food Manufacturing - 0.9%
1,503	Archer-Daniels-Midland Co.	81,433
12,123	Coca-Cola Co.	823,030

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

1,714	General Mills, Inc.	83,952
912	Hormel Foods Corp.	25,618
841	Kellanova	67,137
442	Lamb Weston Holdings, Inc.	25,225
791	McCormick & Co, Inc.	55,868
4,053	Mondelez International, Inc.	262,189
616	The Campbell’s Company	19,663
464	The Hershey Co.	86,364
333	The J.M. Smucker Co.	35,744
2,705	The Kraft Heinz Co.	74,279
896	Tyson Foods, Inc. Class A	46,861

		1,687,363

Food Services and Drinking Places - 0.9%
4,217	Chipotle Mexican Grill, Inc. (a)	180,825
366	Darden Restaurants, Inc.	73,811
1,073	DoorDash, Inc. (a)	268,518
2,238	McDonald’s Corp.	671,557
3,556	Starbucks Corp.	317,053
870	Yum! Brands, Inc.	125,411

		1,637,175

Funds, Trusts, and Other Financial Vehicles - 0.1%
483	Garmin Ltd. ADR (Switzerland)	105,661
689	T. Rowe Price Group, Inc.	69,899

		175,560

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.0%(†)
603	Best Buy Co., Inc.	39,231

Gasoline Stations and Fuel Dealers - 0.5%
5,970	Chevron Corp.	905,291

General Merchandise Retailers - 5.4%
29,572	Amazon.com, Inc. (a)	6,923,101
1,389	Costco Wholesale Corp.	1,305,160
688	Dollar General Corp.	72,171
618	Dollar Tree, Inc. (a)	70,174
1,443	eBay, Inc.	132,395
1,423	Target Corp.	143,012
13,522	Walmart, Inc.	1,324,886
385	Williams-Sonoma, Inc.	72,014

		10,042,913

Health and Personal Care Retailers - 0.2%
3,959	CVS Health Corp.	245,854
142	Ulta Beauty, Inc. (a)	73,131
2,246	Walgreens Boots Alliance, Inc.	26,144

		345,129

Hospitals - 0.1%
542	HCA Healthcare, Inc.	191,863
179	Universal Health Services, Inc. Class B	29,794

		221,657

Insurance Carriers and Related Activities - 3.8%
1,523	Aflac, Inc.	151,325
829	Allstate Corp.	168,494
1,803	American International Group, Inc.	139,967
1,168	Arch Capital Group Ltd. ADR	100,518
802	Arthur J. Gallagher & Co.	230,375
158	Assurant, Inc.	29,593
5,740	Berkshire Hathaway, Inc. Class B (a)	2,708,591
875	Brown & Brown, Inc.	79,949
1,558	Centene Corp. (a)	40,617
1,167	Chubb Limited ADR (Switzerland)	310,469
836	Cigna Corp.	223,530
489	Cincinnati Financial Corp.	72,132
707	Elevance Health, Inc.	200,138
78	Erie Indemnity Co. Class A	27,787
133	Everest Re Group Ltd. ADR	44,661
258	Globe Life, Inc.	36,241
378	Humana, Inc.	94,451
544	Loews Corp.	49,254
1,542	Marsh & McLennan Companies, Inc.	307,166
1,765	MetLife, Inc.	134,052
645	Principal Financial Group, Inc.	50,200
1,835	Progressive Corp.	444,143
1,108	Prudential Financial, Inc.	114,767
890	The Hartford Insurance Group, Inc.	110,707
709	Travelers Companies, Inc.	184,510
2,839	UnitedHealth Group, Inc.	708,501
938	W.R. Berkley Corp.	64,544
311	Willis Towers Watson PLC ADR (Ireland)	98,217

		6,924,899

Leather and Allied Product Manufacturing - 0.2%
3,688	NIKE, Inc. Class B	275,457
650	Tapestry, Inc.	70,219

		345,676

Machinery Manufacturing - 2.1%
2,543	Applied Materials, Inc.	457,893
3,101	Baker Hughes Co.	139,700
2,496	Carrier Global Corp.	171,276
1,472	Caterpillar, Inc.	644,765
431	Cummins, Inc.	158,444
790	Deere & Co.	414,252
3,337	GE Aerospace	904,594
236	IDEX Corp.	38,588
1,263	Ingersoll Rand, Inc.	106,888
65	Mettler-Toledo International, Inc. (a)	80,189
169	Nordson Corp.	36,202
400	Parker Hannifin Corp.	292,760
698	Trane Technologies PLC ADR (Ireland)	305,780
762	Xylem, Inc.	110,200

		3,861,531

Management of Companies and Enterprises - 0.6%
5,445	Abbott Laboratories	687,104
676	Aon PLC ADR (United Kingdom)	240,460
421	Bunge Global SA ADR (Switzerland)	33,579
1,398	Norwegian Cruise Line Holdings Ltd. ADR (a)	35,733
1,552	Smurfit WestRock PLC ADR (Ireland)	68,878

		1,065,754

Merchant Wholesalers, Durable Goods - 0.9%
346	Builders FirstSource, Inc. (a)	43,987
2,752	Copart, Inc. (a)	124,748
3,591	Fastenal Co.	165,653
434	Genuine Parts Co.	55,934
381	Henry Schein, Inc. (a)	25,775
167	Hubbell, Inc.	73,059
123	Huntington Ingalls Industries, Inc.	34,300

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

2,059	Johnson Controls International PLC ADR (Ireland)	216,195
414	KLA-Tencor Corp.	363,918
100	Lennox International, Inc.	60,900
808	LKQ Corp.(b)	23,812
163	Mohawk Industries, Inc. (a)	18,665
117	Pool Corp.	36,052
928	TE Connectivity PLC ADR (Ireland)	190,936
136	W.W. Grainger, Inc.	141,378

		1,575,312

Merchant Wholesalers, Nondurable Goods - 0.7%
570	Brown Forman Corp. Class B(b)	16,445
747	Cardinal Health, Inc.	115,949
540	Cencora, Inc.	154,483
1,494	ConAgra Brands, Inc.	27,281
107	Domino’s Pizza, Inc.	49,564
834	Illinois Tool Works, Inc.	213,479
391	McKesson Corp.	271,174
1,517	Sysco Corp.	120,753
722	The Sherwin Williams Co.	238,895

		1,208,023

Mining (except Oil and Gas) - 0.3%
4,495	Freeport-McMoRan Copper & Gold, Inc.	180,879
189	Martin Marietta Materials, Inc.	108,652
3,483	Newmont Corp.	216,294
413	Vulcan Materials Co.	113,439

		619,264

Miscellaneous Manufacturing - 2.4%
1,685	3M Co.	251,436
213	Align Technology, Inc. (a)	27,479
1,606	Baxter International, Inc.	34,947
897	Becton, Dickinson & Co.	159,890
4,631	Boston Scientific Corp. (a)	485,885
1,227	DexCom, Inc. (a)	99,105
429	Dover Corp.	77,709
1,836	Edwards Lifesciences Corp. (a)	145,613
733	Estee Lauder Companies, Inc. Class A	68,418
412	Hasbro, Inc.	30,966
220	Insulet Corp. (a)	63,448
1,121	Intuitive Surgical, Inc. (a)	539,302
7,530	Johnson & Johnson	1,240,492
4,014	Medtronic PLC ADR (Ireland)	362,223
458	ResMed, Inc.	124,549
433	Solventum Corp. (a)	30,899
307	Steris PLC ADR (Ireland)	69,532
1,076	Stryker Corp.	422,577
565	Textron, Inc.	43,940
626	The Cooper Companys, Inc. (a)	44,252
619	Zimmer Biomet Holdings, Inc.	56,731

		4,379,393

Motion Picture and Sound Recording Industries - 0.8%
1,332	Netflix, Inc. (a)	1,544,321

Motor Vehicle and Parts Dealers - 0.3%
52	AutoZone, Inc. (a)	195,956
476	CarMax, Inc. (a)	26,946
2,675	O’Reilly Automotive, Inc. (a)	263,006

		485,908

National Security and International Affairs - 0.0%(†)
403	Leidos Holdings, Inc.	64,339

Nonmetallic Mineral Product Manufacturing - 0.1%
2,413	Corning, Inc.	152,598

Oil and Gas Extraction - 1.3%
1,130	APA Corp.	21,798
2,389	Coterra Energy, Inc.	58,268
2,010	Devon Energy Corp.	66,772
585	Diamondback Energy, Inc.	86,966
2,669	Dominion Energy, Inc.	156,003
1,708	EOG Resources, Inc.	204,994
1,874	EQT Corp.	100,727
678	Expand Energy Corp.	71,041
13,489	Exxon Mobil Corp.	1,505,912
2,218	Occidental Petroleum Corp.	97,459

		2,369,940

Paper Manufacturing - 0.0%(†)
280	Packaging Corp of America	54,250

Performing Arts, Spectator Sports, and Related Industries - 0.1%
650	Caesars Entertainment, Inc. (a)	17,342
714	Electronic Arts, Inc.	108,878

		126,220

Petroleum and Coal Products Manufacturing - 0.4%
3,951	ConocoPhillips	376,688
962	Marathon Petroleum Corp.	163,723
1,276	Phillips 66	157,688
980	Valero Energy Corp.	134,564

		832,663

Pipeline Transportation - 0.2%
679	Targa Resources Corp.	112,992
3,822	Williams Companies, Inc.	229,129

		342,121

Plastics and Rubber Products Manufacturing - 0.0%(†)
244	Avery Dennison Corp.	40,936
225	West Pharmaceutical Services, Inc.	53,833

		94,769

Primary Metal Manufacturing - 0.2%
1,263	Howmet Aerospace, Inc.	227,049
432	Steel Dynamics, Inc.	55,106

		282,155

Professional, Scientific, and Technical Services - 6.0%
1,960	Accenture PLC Class A ADR (Ireland)	523,516
412	CDW Corp.	71,845
154	Charles River Laboratories International, Inc. (a)	26,125
1,543	Cognizant Technology Solutions Corp. Class A	110,726
1,224	Eaton Corporation PLC ADR (Ireland)	470,897
177	EPAM Systems, Inc. (a)	27,915
664	Extra Space Storage, Inc.	89,215
179	F5 Networks, Inc. (a)	56,102
446	GoDaddy, Inc. (a)	72,065
252	IDEXX Laboratories, Inc. (a)	134,646
1,652	International Paper Co.	77,214
1,157	Interpublic Group of Companies, Inc.	28,462
514	IQVIA Holdings, Inc. (a)	95,532
228	Jack Henry & Associates, Inc.	38,718
376	Jacobs Solutions, Inc.	53,343

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

6,795	Meta Platforms, Inc.	5,255,525
1,065	Moderna, Inc. (a)	31,481
611	Omnicom Group, Inc.(b)	44,022
5,090	Oracle Corp.	1,291,689
6,658	Palantir Technologies, Inc. (a)	1,054,294
1,003	Paychex, Inc.	144,763
152	Paycom Software, Inc.	35,194
376	PTC, Inc. (a)	80,769
648	ServiceNow, Inc. (a)	611,142
530	Take-Two Interactive Software, Inc. (a)	118,047
1,405	The Trade Desk, Inc. (a)	122,179
253	VeriSign, Inc.	68,024
437	Verisk Analytics, Inc. Class A	121,796
678	Workday, Inc. (a)	155,520

		11,010,766

Publishing Industries - 8.8%
1,333	Adobe, Inc. (a)	476,801
457	Akamai Technologies, Inc. (a)	34,874
669	Autodesk, Inc. (a)	202,781
1,740	Block, Inc. (a)	134,432
855	Cadence Design Systems, Inc. (a)	311,707
779	CrowdStrike Holdings, Inc. (a)	354,110
1,000	Datadog, Inc. (a)	139,980
500	Dayforce, Inc. (a)	28,835
77	Fair Isaac Corp. (a)	110,627
1,708	Gen Digital, Inc.	50,369
4,111	Hewlett Packard Enterprise Co.	85,057
875	Intuit, Inc.	686,989
23,263	Microsoft Corp.	12,410,810
1,180	News Corp. Class A	34,598
349	News Corp. Class B	11,663
3,003	Salesforce, Inc.	775,765
576	Synopsys, Inc. (a)	364,879
135	Tyler Technologies, Inc. (a)	78,916

		16,293,193

Rail Transportation - 0.3%
5,879	CSX Corp.	208,940
1,870	Union Pacific Corp.	415,084

		624,024

Real Estate - 1.5%
482	Alexandria Real Estate Equities, Inc.	36,839
1,466	American Tower Corp.	305,500
445	AvalonBay Communities, Inc.	82,895
456	BXP, Inc.	29,836
335	Camden Property Trust	36,582
919	CBRE Group, Inc. Class A (a)	143,125
1,363	Crown Castle, Inc.	143,238
990	Digital Realty Trust, Inc.	174,676
1,070	Equity Residential	67,624
201	Essex Property Trust, Inc.	52,296
243	Federal Realty Investment Trust	22,395
2,175	Healthpeak Properties, Inc.	36,845
1,785	Invitation Homes, Inc.	54,710
2,117	Kimco Realty Corp.	44,944
366	Mid-America Apartment Communities, Inc.	52,129
2,904	Prologis, Inc.	310,089
494	Public Storage	134,338
2,826	Realty Income Corp.	158,623
511	Regency Centers Corp.	36,485
960	Simon Property Group, Inc.	157,238
943	UDR, Inc.	37,051
1,412	Ventas, Inc.	94,858
3,307	VICI Properties, Inc.	107,808
1,944	Welltower, Inc.	320,896
2,270	Weyerhaeuser Co.	56,864

		2,697,884

Rental and Leasing Services - 0.1%
204	United Rentals, Inc.	180,120

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.5%
1,413	Apollo Global Management, Inc.	205,337
455	Blackrock, Inc.	503,235
327	Cboe Global Markets, Inc.	78,820
5,345	Charles Schwab Corp.	522,367
1,128	CME Group, Inc.	313,900
2,213	Dow, Inc.(b)	51,541
970	Franklin Resources, Inc.	23,280
960	Goldman Sachs Group, Inc.	694,646
1,401	Invesco Ltd. ADR	29,435
2,118	KKR & Co., Inc.	310,456
117	MarketAxess Holdings, Inc.	24,044
3,866	Morgan Stanley	550,750
242	MSCI, Inc. Class A	135,849
1,294	NASDAQ OMX Group, Inc.	124,509
569	Raymond James Financial, Inc.	95,097
982	S&P Global, Inc.	541,180
2,284	The Blackstone Group, Inc.	395,041

		4,599,487

Specialty Trade Contractors - 0.1%
464	Quanta Services, Inc.	188,444

Support Activities for Agriculture and Forestry - 0.1%
2,135	Corteva, Inc.	153,998

Support Activities for Mining - 0.1%
2,691	Halliburton Co.	60,278
4,697	Schlumberger Ltd. ADR (Curaco)	158,759

		219,037

Support Activities for Transportation - 0.2%
371	C.H. Robinson Worldwide, Inc.	42,784
381	Expedia, Inc.	68,664
429	Expeditors International of Washington, Inc.	49,867
245	J.B. Hunt Transport Services, Inc.	35,292
706	Norfolk Southern Corp.	196,268

		392,875

Telecommunications - 1.1%
22,521	AT&T, Inc.	617,300
306	Equinix, Inc.	240,262
3,043	PayPal Holdings, Inc. (a)	209,237
337	SBA Communications Corp.	75,731
1,493	T-Mobile US, Inc.	355,946
13,196	Verizon Communications, Inc.	564,261

		2,062,737

Transportation Equipment Manufacturing - 2.8%
682	Aptiv PLC ADR (a)	46,812

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

2,359	Boeing Co. (a)	523,320
12,224	Ford Motor Co.	135,320
789	General Dynamics Corp.	245,860
3,009	General Motors Co.	160,500
2,011	Honeywell International, Inc.	447,146
653	Lockheed Martin Corp.	274,900
1,643	Paccar, Inc.	162,263
8,770	Tesla, Inc. (a)	2,703,528
176	TransDigm Group, Inc.	283,089
536	Wabtec Corp.	102,939

		5,085,677

Truck Transportation - 0.1%
582	Old Dominion Freight Line, Inc.	86,864

Utilities - 2.7%
2,228	AES Corp.	29,298
804	Alliant Energy Corp.	52,268
846	Ameren Corp.	85,556
1,672	American Electric Power Co., Inc.	189,170
611	American Water Works Co., Inc.	85,687
497	Atmos Energy Corp.	77,492
2,043	CenterPoint Energy, Inc.	79,309
936	CMS Energy Corp.	69,077
1,128	Consolidated Edison, Inc.	116,748
981	Constellation Energy Corp.	341,231
649	DTE Energy Co.	89,828
2,433	Duke Energy Corp.	295,950
1,204	Edison International	62,752
1,397	Entergy Corp.	126,331
720	Evergy, Inc.	50,976
1,150	Eversource Energy	76,015
3,160	Exelon Corp.	142,010
1,607	FirstEnergy Corp.	68,635
854	GE Vernova, Inc.	563,888
6,050	Kinder Morgan, Inc.	169,763
6,444	NextEra Energy, Inc.	457,911
1,473	NiSource, Inc.	62,529
612	NRG Energy, Inc.	102,326
1,954	ONEOK, Inc.	160,443
6,878	PG&E Corp.	96,430
373	Pinnacle West Capital Corp.	33,801
2,313	PPL Corp.	82,551
1,562	Public Service Enterprise Group, Inc.	140,252
2,042	Sempra Energy	166,791
3,440	Southern Co.	325,011
59	Texas Pacific Land Corp.	57,120
1,062	Vistra Corp.	221,469
999	WEC Energy Group, Inc.	108,971
1,806	Xcel Energy, Inc.	132,633

		4,920,222

Waste Management and Remediation Services - 0.1%
636	Republic Services, Inc.	146,693

Water Transportation - 0.1%
3,286	Carnival Corp. ADR (Panama) (a)	97,824

Web Search Portals, Libraries, Archives, and Other Information Services - 0.1%
1,321	CoStar Group, Inc. (a)	125,746

Wood Product Manufacturing - 0.0%(†)
660	Masco Corp.	44,966

	TOTAL COMMON STOCKS (Cost $132,422,825)	$168,177,157

SHORT TERM INVESTMENTS - 9.3%
Money Market Funds - 9.3%
15,106,098	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)	$15,106,098

189,496	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (c)	189,496

1,882,565	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	1,882,565

	TOTAL SHORT TERM INVESTMENTS (Cost $17,178,159)	$17,178,159

	TOTAL INVESTMENTS (Cost $149,600,984) - 100.5% (d)	$185,355,316

	Liabilities in Excess of Other Assets - (0.5)%	(801,127)

	TOTAL NET ASSETS - 100.0%	$184,554,189

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $103,516,226.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of S&P 500® Index	SOFR + 0.7000%	Goldman Sachs	12/10/2025	10,284	$62,156,721	$1,912,525

Total return of S&P 500® Index	SOFR + 0.6500%	UBS Securities LLC	12/17/2025	18,680	101,810,712	15,538,994

Total return of S&P 500® Index	SOFR + 0.6300%	Citibank N.A.	12/19/2025	2,732	16,361,645	773,284

					$180,329,078	$18,224,803

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily MSCI Brazil Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 64.2%

2,537,456	iShares MSCI Brazil Capped ETF (a)(b)	$67,369,457

	TOTAL INVESTMENT COMPANIES (Cost $70,183,330)	$67,369,457

SHORT TERM INVESTMENTS - 53.0%
Money Market Funds - 53.0%

45,133,448	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$45,133,448

10,567,543	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	10,567,543

	TOTAL SHORT TERM INVESTMENTS (Cost $55,700,991)	$55,700,991

	TOTAL INVESTMENTS (Cost $125,884,321) - 117.2% (e)	$123,070,448

	Liabilities in Excess of Other Assets - (17.2)%	(18,056,163)

	TOTAL NET ASSETS - 100.0%	$105,014,285

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $41,358,025.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of iShares MSCI Brazil Capped ETF	SOFR + 0.7000%	BNP Paribas	12/5/2025	777,444	$18,685,289	$1,806,413

Total return of iShares MSCI Brazil Capped ETF	SOFR + 0.2700%	J.P. Morgan	12/16/2025	2,292,094	54,954,657	6,310,066

Total return of iShares MSCI Brazil Capped ETF	SOFR + 0.7000%	UBS Securities LLC	12/17/2025	2,042,407	50,516,893	3,705,077

Total return of iShares MSCI Brazil Capped ETF	SOFR + 0.7500%	Barclays	12/22/2025	261,299	6,848,502	70,648

					$131,005,341	$11,892,204

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 62.2%

26,067	iShares MSCI Emerging Markets ex China ETF (a)	$1,637,529

	TOTAL INVESTMENT COMPANIES (Cost $1,610,431)	$1,637,529

SHORT TERM INVESTMENTS - 37.8%
Money Market Funds - 37.8%

595,761	Dreyfus Government Cash Management Institutional Shares, 4.20% (b)	$595,761

374,258	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (b)	374,258

26,429	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (b)	26,429

	TOTAL SHORT TERM INVESTMENTS (Cost $996,448)	$996,448

	TOTAL INVESTMENTS (Cost $2,606,879) - 100.0% (c)	$2,633,977

	Liabilities in Excess of Other Assets - (0.0)% (†)	(1,132)

	TOTAL NET ASSETS - 100.0%	$2,632,845

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†) Less than 0.05%.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $794,568.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of iShares MSCI Emerging Markets ex China ETF	SOFR + 0.6000%	Goldman Sachs	12/10/2025	30,778	$1,690,194	$234,250

Total return of iShares MSCI Emerging Markets ex China ETF	SOFR + 0.8000%	J.P. Morgan	12/16/2025	26,977	1,688,116	8,237

					$3,378,310	$242,487

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily MSCI India Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 47.8%

635,902	iShares MSCI India ETF (a)(b)	$33,473,881

	TOTAL INVESTMENT COMPANIES (Cost $32,597,024)	$33,473,881

SHORT TERM INVESTMENTS - 57.2%
Money Market Funds - 57.2%

23,041,013	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$23,041,013

7,218,584	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (c)	7,218,584

9,842,395	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	9,842,395

	TOTAL SHORT TERM INVESTMENTS (Cost $40,101,992)	$40,101,992

	TOTAL INVESTMENTS (Cost $72,699,016) - 105.0% (e)	$73,575,873

	Liabilities in Excess of Other Assets - (5.0)%	(3,528,442)

	TOTAL NET ASSETS - 100.0%	$70,047,431

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,249,460.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of iShares MSCI India ETF	SOFR + 0.6500%	Bank of America Merrill Lynch	12/11/2025	345,327	$16,978,699	$831,319

Total return of iShares MSCI India ETF	SOFR + 0.6900%	UBS Securities LLC	12/17/2025	648,213	34,473,917	(1,050,846)

Total return of iShares MSCI India ETF	SOFR + 0.9500%	Citibank N.A.	12/19/2025	462,292	24,743,827	(1,217,083)

Total return of iShares MSCI India ETF	SOFR + 0.8000%	Barclays	12/22/2025	569,643	30,228,391	(1,157,934)

					$106,424,834	$(2,594,544)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily AI and Big Data Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 56.2%
Administrative and Support Services - 0.2%
1,702	nCino, Inc. (a)	$47,528

Computer and Electronic Product Manufacturing - 27.1%
3,982	Advanced Micro Devices, Inc. (a)	702,067
3,480	Alphabet, Inc.	667,812
622	Ambarella, Inc. ADR (a)	41,108
5,069	Apple, Inc.	1,052,172
5,705	Arista Networks, Inc. (a)	702,970
3,717	Broadcom, Inc.	1,091,683
28,018	Intel Corp. (a)	554,756
2,266	International Business Machines Corp.	573,638
6,154	NVIDIA Corp.	1,094,612
8,760	Super Micro Computer, Inc. (a)	516,577

		6,997,395

Data Processing, Hosting and Related Services - 0.6%
2,467	Tempus AI, Inc. (a)(b)	139,608

General Merchandise Retailers - 4.3%
4,756	Amazon.com, Inc. (a)	1,113,427

Professional, Scientific, and Technical Services - 15.9%
1,549	Elastic NV ADR (Netherlands) (a)	129,651
466	Innodata, Inc. (a)(b)	25,584
1,518	Meta Platforms, Inc.	1,174,082
928	Nice Ltd. ADR (Israel) (a)	144,814
2,568	Oracle Corp.	651,681
925	Pagaya Technologies Ltd. ADR (Israel) (a)	27,796
4,149	Palantir Technologies, Inc. (a)	656,994
666	ServiceNow, Inc. (a)	628,118
3,019	Snowflake, Inc. (a)	674,747

		4,113,467

Publishing Industries - 8.1%
4,275	BigBear.ai Holdings, Inc. (a)(b)	27,146
1,921	C3.ai, Inc. (a)(b)	45,259
3,825	Informatica, Inc. (a)	94,478
2,080	Microsoft Corp.	1,109,680
2,458	Salesforce, Inc.	634,975
5,419	SoundHound AI, Inc. (a)(b)	55,978
6,717	UiPath, Inc. (a)	78,925
3,104	Zeta Global Holdings Corp. (a)	48,578

		2,095,019

	TOTAL COMMON STOCKS (Cost $11,501,598)	$14,506,444

SHORT TERM INVESTMENTS - 21.4%
Money Market Funds - 21.4%

3,888,992	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$3,888,992

166,232	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (c)	166,232

1,470,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (c)	1,470,000

	TOTAL SHORT TERM INVESTMENTS (Cost $5,525,224)	$5,525,224

	TOTAL INVESTMENTS (Cost $17,026,822) - 77.6% (e)	$20,031,668

	Other Assets in Excess of Liabilities - 22.4%	5,791,822

	TOTAL NET ASSETS - 100.0%	$25,823,490

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,884,490.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Solactive US AI & Big Data Index	SOFR + 0.7000%	Goldman Sachs	12/10/2025	2,311	$8,587,901	$2,801,986

Total return of Solactive US AI & Big Data Index	SOFR + 0.8500%	Citibank N.A.	12/19/2025	2,945	14,534,065	134,055

Total return of Solactive US AI & Big Data Index	SOFR + 1.0800%	Barclays	12/22/2025	2,197	9,474,946	1,316,689

					$32,596,912	$4,252,730

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily AI and Big Data Bear 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 121.6%
Money Market Funds - 121.6%

740,564	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$740,564

358,938	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	358,938

264,789	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	264,789

	TOTAL SHORT TERM INVESTMENTS (Cost $1,364,291) (b)	$1,364,291

	TOTAL INVESTMENTS (Cost $1,364,291) - 121.6%	$1,364,291

	Liabilities in Excess of Other Assets - (21.6)%	(242,595)

	TOTAL NET ASSETS - 100.0%	$1,121,696

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $623,727.

Short Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 0.4500%	Total return of Solactive US AI & Big Data Index	Goldman Sachs	12/10/2025	93	$425,753	$(35,985)

SOFR + 0.6500%	Total return of Solactive US AI & Big Data Index	J.P. Morgan	12/16/2025	357	1,542,830	(198,857)

					$1,968,583	$(234,842)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Crypto Industry Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 77.7%
Administrative and Support Services - 10.9%
4,123	Hut 8 Corp. (a)	$87,531
15,363	NU Holdings Ltd. ADR (Brazil) (a)	187,736
2,123	Paysafe Ltd. ADR (United Kingdom) (a)	25,795
1,024	Visa, Inc. Class A	353,761

		654,823

Amusement, Gambling, and Recreation Industries - 3.7%
4,891	DraftKings, Inc. (a)	220,291

Computer and Electronic Product Manufacturing - 6.2%
2,071	NVIDIA Corp.	368,369

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 8.8%
8,053	Applied Digital Corp. (a)(b)	105,816
11,434	Bit Digital, Inc. ADR (a)	33,273
11,996	Cipher Mining, Inc. (a)(b)	65,498
10,866	Core Scientific, Inc. (a)(b)	147,126
12,783	Riot Platforms, Inc. (a)	171,420

		523,133

Credit Intermediation and Related Activities - 12.8%
872	Coinbase Global, Inc. (a)	329,407
645	MasterCard, Inc. Class A	365,373
13,760	Terawulf, Inc. (a)(b)	71,001

		765,781

General Merchandise Retailers - 6.0%
152	MercadoLibre, Inc. (a)	360,831

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 2.9%
10,763	MARA Holdings, Inc. (a)(b)	173,069

Professional, Scientific, and Technical Services - 4.2%
10,052	Cleanspark, Inc. (a)(b)	114,291
8,654	IREN Ltd. ADR (Australia) (a)(b)	139,416

		253,707

Publishing Industries - 7.4%
3,039	Block, Inc. (a)	234,793
2,026	Shift4 Payments, Inc. (a)(b)	208,678

		443,471

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 11.5%
5,451	Bitdeer Technologies Group ADR (Singapore) (a)(b)	70,263
11,785	DeFi Technologies, Inc. ADR (Canada) (a)	32,173
3,617	Interactive Brokers Group, Inc. Class A	237,131
3,397	Robinhood Markets, Inc. (a)	350,061

		689,628

Telecommunications - 3.3%
2,910	PayPal Holdings, Inc. (a)	200,092

	TOTAL COMMON STOCKS (Cost $3,884,586)	$4,653,195

SHORT TERM INVESTMENTS - 31.2%
Money Market Funds - 31.2%

1,002,475	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$1,002,475

15	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (c)	15

864,866	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	864,866

	TOTAL SHORT TERM INVESTMENTS (Cost $1,867,356)	$1,867,356

	TOTAL INVESTMENTS (Cost $5,751,942) - 108.9% (e)	$6,520,551

	Liabilities in Excess of Other Assets - (8.9)%	(535,302)

	TOTAL NET ASSETS - 100.0%	$5,985,249

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $864,881.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	SOFR + 0.8500%	Bank of America Merrill Lynch	12/11/2025	1,146	$5,562,234	$(64,585)

Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	SOFR + 0.8800%	Barclays	12/22/2025	375	1,273,831	509,512

					$6,836,065	$444,927

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 62.4%
Administrative and Support Services - 2.8%
15,165	WeRide, Inc. ADR (China) (a)	$139,214

Computer and Electronic Product Manufacturing - 4.9%
36,652	Indie Semiconductor, Inc. (a)	143,309
12,391	QuantumScape Corp. (a)	106,563

		249,872

Management of Companies and Enterprises - 5.7%
7,865	EHang Holdings Ltd. ADR (China) (a)	137,638
142,275	Polestar Automotive Holding UK PLC ADR (Sweden) (a)	152,234

		289,872

Motor Vehicle and Parts Dealers - 2.8%
41,513	EVgo, Inc. (a)	139,899

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.4%
56,164	Nio, Inc. ADR (China) (a)	273,518

Transportation Equipment Manufacturing - 40.8%
4,344	BorgWarner, Inc.	159,859
6,631	Gentex Corp.	175,191
7,348	Hesai Group ADR (China) (a)	139,612
5,289	Li Auto, Inc. ADR (China) (a)	138,043
90,726	Lucid Group, Inc. (a)	223,186
10,149	Mobileye Global, Inc. (Israel) (a)	144,522
10,831	Pony AI, Inc. ADR (China) (a)	145,569
19,629	Rivian Automotive, Inc. (a)	252,625
889	Tesla, Inc. (a)	274,052
14,180	XPeng, Inc. ADR (China) (a)	258,218
5,276	ZEEKR Intelligent Technology Holding Ltd. ADR (China) (a)	148,995

		2,059,872

	TOTAL COMMON STOCKS (Cost $2,818,880)	$3,152,247

SHORT TERM INVESTMENTS - 60.0%
Money Market Funds - 60.0%

1,567,012	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$1,567,012

260,556	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (c)	260,556

1,204,541	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	1,204,541

	TOTAL SHORT TERM INVESTMENTS (Cost $3,032,109)	$3,032,109

	TOTAL INVESTMENTS (Cost $5,850,989) - 122.4% (e)	$6,184,356

	Liabilities in Excess of Other Assets - (22.4)%	(1,130,577)

	TOTAL NET ASSETS - 100.0%	$5,053,779

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,467,803.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Indxx US Electric and Autonomous Vehicles Index	SOFR + 0.6000%	Goldman Sachs	12/10/2025	2,681	$1,964,113	$203,453

Total return of Indxx US Electric and Autonomous Vehicles Index	SOFR + 0.6000%	Bank of America Merrill Lynch	12/11/2025	1,946	1,501,500	60,277

Total return of Indxx US Electric and Autonomous Vehicles Index	SOFR + 0.0000%	J.P. Morgan	8/24/2026	3,910	3,561,643	(380,015)

					$7,027,256	$(116,285)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Energy Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 76.0%
Gasoline Stations and Fuel Dealers - 13.8%
199,043	Chevron Corp.	$30,182,881

Machinery Manufacturing - 2.5%
120,310	Baker Hughes Co.	5,419,965

Oil and Gas Extraction - 29.8%
43,818	APA Corp. (a)	845,249
92,685	Coterra Energy, Inc.	2,260,587
77,972	Devon Energy Corp.	2,590,230
22,706	Diamondback Energy, Inc.	3,375,474
61,415	EOG Resources, Inc.	7,371,028
72,693	EQT Corp.	3,907,249
26,298	Expand Energy Corp.	2,755,505
344,365	Exxon Mobil Corp.	38,444,909
86,044	Occidental Petroleum Corp.	3,780,773

		65,331,004

Petroleum and Coal Products Manufacturing - 13.8%
131,023	ConocoPhillips	12,491,733
37,306	Marathon Petroleum Corp.	6,349,108
49,476	Phillips 66	6,114,244
38,034	Valero Energy Corp.	5,222,449

		30,177,534

Pipeline Transportation - 5.4%
26,343	Targa Resources Corp.	4,383,738
123,946	Williams Companies, Inc.	7,430,563

		11,814,301

Support Activities for Mining - 3.9%
104,398	Halliburton Co.	2,338,515
182,255	Schlumberger Ltd. ADR (Curaco)	6,160,219

		8,498,734

Utilities - 6.8%
234,752	Kinder Morgan, Inc.	6,587,141
75,851	ONEOK, Inc.	6,228,126
2,289	Texas Pacific Land Corp.	2,216,049

		15,031,316

	TOTAL COMMON STOCKS (Cost $169,480,385)	$166,455,735

SHORT TERM INVESTMENTS - 28.1%
Money Market Funds - 28.1%

51,467,193	Dreyfus Government Cash Management Institutional Shares, 4.20% (b)	$51,467,193

15,962	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (b)	15,962

10,125,398	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (b)	10,125,398

	TOTAL SHORT TERM INVESTMENTS (Cost $61,608,553)	$61,608,553

	TOTAL INVESTMENTS (Cost $231,088,938) - 104.1% (c)	$228,064,288

	Liabilities in Excess of Other Assets - (4.1)%	(9,003,649)

	TOTAL NET ASSETS - 100.0%	$219,060,639

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	A portion of this security represents a security on loan.
(b)	Represents annualized seven-day yield at July 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $146,713,749.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Energy Select Sector Index	SOFR + 0.7500%	BNP Paribas	12/5/2025	78,808	$65,833,051	$6,144,053

Total return of Energy Select Sector Index	SOFR + 0.8000%	J.P. Morgan	12/16/2025	90,018	84,868,941	(3,108,580)

Total return of Energy Select Sector Index	SOFR + 0.5700%	UBS Securities LLC	12/17/2025	44,325	40,137,652	118,954

Total return of Energy Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2025	83,021	73,106,154	2,250,937

					$263,945,798	$5,405,364

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Energy Bear 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 97.6%
Money Market Funds - 97.6%

14,832,780	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$14,832,780

1,262,495	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	1,262,495

2,138,860	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	2,138,860

	TOTAL SHORT TERM INVESTMENTS (Cost $18,234,135) (b)	$18,234,135

	TOTAL INVESTMENTS (Cost $18,234,135) - 97.6%	$18,234,135

	Other Assets in Excess of Liabilities - 2.4%	447,926

	TOTAL NET ASSETS - 100.0%	$18,682,061

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,142,835.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 0.3500%	Total return of Energy Select Sector Index	BNP Paribas	12/5/2025	9,947	$9,174,476	$76,008

SOFR + 0.6000%	Total return of Energy Select Sector Index	J.P. Morgan	12/16/2025	12,785	12,399,095	768,553

SOFR + 0.1900%	Total return of Energy Select Sector Index	UBS Securities LLC	12/17/2025	11,098	10,631,777	528,448

SOFR + 0.4500%	Total return of Energy Select Sector Index	Barclays	12/22/2025	6,905	6,357,753	62,240

					$38,563,101	$1,435,249

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Gold Miners Index Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 52.4%

5,651,942	VanEck Gold Miners ETF (a)(b)	$291,866,285

	TOTAL INVESTMENT COMPANIES (Cost $273,072,528)	$291,866,285

SHORT TERM INVESTMENTS - 48.2%
Money Market Funds - 48.2%

177,369,796	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$177,369,796

27,280,705	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (c)	27,280,705

63,810,165	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	63,810,165

	TOTAL SHORT TERM INVESTMENTS (Cost $268,460,666)	$268,460,666

	TOTAL INVESTMENTS (Cost $541,533,194) - 100.6% (e)	$560,326,951

	Liabilities in Excess of Other Assets - (0.6)%	(2,935,084)

	TOTAL NET ASSETS - 100.0%	$557,391,867

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $358,380,037.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of VanEck Gold Miners ETF	SOFR + 0.9900%	BNP Paribas	12/5/2025	2,513,488	$104,915,025	$22,988,600

Total return of VanEck Gold Miners ETF	SOFR + 0.8500%	Goldman Sachs	12/10/2025	2,633,950	99,853,045	33,806,190

Total return of VanEck Gold Miners ETF	SOFR + 0.9500%	Bank of America Merrill Lynch	12/11/2025	3,302,342	123,673,292	43,492,793

Total return of VanEck Gold Miners ETF	SOFR + 0.7400%	J.P. Morgan	12/16/2025	2,639,505	96,430,913	37,774,734

Total return of VanEck Gold Miners ETF	SOFR + 0.5400%	UBS Securities LLC	12/17/2025	1,893,205	98,230,739	(923,320)

Total return of VanEck Gold Miners ETF	SOFR + 0.9900%	Citibank N.A.	12/19/2025	2,953,220	129,058,714	21,441,019

					$652,161,728	$158,580,016

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Gold Miners Index Bear 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 110.3%
Money Market Funds - 110.3%

89,782,056	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$89,782,056

31,630,303	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	31,630,303

	TOTAL SHORT TERM INVESTMENTS (Cost $121,412,359) (b)	$121,412,359

	TOTAL INVESTMENTS (Cost $121,412,359) - 110.3%	$121,412,359

	Liabilities in Excess of Other Assets - (10.3)%	(11,333,915)

	TOTAL NET ASSETS - 100.0%	$110,078,444

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $51,347,178.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.5900%	Total return of VanEck Gold Miners ETF	BNP Paribas	12/5/2025	329,494	$16,484,986	$(309,385)

SOFR + 0.7500%	Total return of VanEck Gold Miners ETF	Bank of America Merrill Lynch	12/11/2025	802,406	36,955,367	(3,817,415)

SOFR + 0.4500%	Total return of VanEck Gold Miners ETF	J.P. Morgan	12/16/2025	502,860	24,095,247	(1,578,956)

SOFR + 0.1500%	Total return of VanEck Gold Miners ETF	UBS Securities LLC	12/17/2025	1,718,984	92,075,802	3,592,077

SOFR + 0.7300%	Total return of VanEck Gold Miners ETF	Citibank N.A.	12/19/2025	909,532	46,092,263	(427,842)

					$215,703,665	$(2,541,521)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Junior Gold Miners Index Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 34.3%

1,582,872	VanEck Junior Gold Miners ETF (a)(b)	$101,652,040

	TOTAL INVESTMENT COMPANIES (Cost $98,232,547)	$101,652,040

SHORT TERM INVESTMENTS - 68.8%
Money Market Funds - 68.8%

182,235,987	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$182,235,987

21,629,083	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	21,629,083

	TOTAL SHORT TERM INVESTMENTS (Cost $203,865,070)	$203,865,070

	TOTAL INVESTMENTS (Cost $302,097,617) - 103.1% (e)	$305,517,110

	Liabilities in Excess of Other Assets - (3.1)%	(9,177,018)

	TOTAL NET ASSETS - 100.0%	$296,340,092

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $133,736,906.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of VanEck Junior Gold Miners ETF	SOFR + 0.7900%	BNP Paribas	12/5/2025	1,708,918	$104,141,577	$4,271,773

Total return of VanEck Junior Gold Miners ETF	SOFR + 0.6300%	J.P. Morgan	12/16/2025	2,089,530	97,098,496	35,754,661

Total return of VanEck Junior Gold Miners ETF	SOFR + 0.7300%	UBS Securities LLC	12/17/2025	2,563,012	119,089,575	44,354,987

Total return of VanEck Junior Gold Miners ETF	SOFR + 0.8000%	Citibank N.A.	12/19/2025	1,284,695	85,884,524	(3,680,202)

					$406,214,172	$80,701,219

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Junior Gold Miners Index Bear 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 116.3%
Money Market Funds - 116.3%

62,745,759	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$62,745,759

16,100,745	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	16,100,745

	TOTAL SHORT TERM INVESTMENTS (Cost $78,846,504) (b)	$78,846,504

	TOTAL INVESTMENTS (Cost $78,846,504) - 116.3%	$78,846,504

	Liabilities in Excess of Other Assets - (16.3)%	(11,024,758)

	TOTAL NET ASSETS - 100.0%	$67,821,746

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $36,125,056.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.3900%	Total return of VanEck Junior Gold Miners ETF	BNP Paribas	12/5/2025	585,472	$39,143,357	$1,844,647

SOFR + 0.3000%	Total return of VanEck Junior Gold Miners ETF	J.P. Morgan	12/16/2025	354,919	20,315,082	(2,280,675)

SOFR + 0.1500%	Total return of VanEck Junior Gold Miners ETF	UBS Securities LLC	12/17/2025	546,237	28,776,056	(5,892,122)

SOFR + 0.6000%	Total return of VanEck Junior Gold Miners ETF	Citibank N.A.	12/19/2025	625,520	42,749,385	2,707,589

					$130,983,880	$(3,620,561)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Magnificent 7 Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 44.2%
Computer and Electronic Product Manufacturing - 19.5%
31,929	Alphabet, Inc. - Class A	$6,127,175
26,470	Apple, Inc.	5,494,378
36,987	NVIDIA Corp.	6,578,878

		18,200,431

General Merchandise Retailers - 6.4%
25,374	Amazon.com, Inc. (a)	5,940,306

Professional, Scientific, and Technical Services - 6.5%
7,797	Meta Platforms, Inc. - Class A	6,030,512

Publishing Industries - 6.4%
11,144	Microsoft Corp.	5,945,324

Transportation Equipment Manufacturing - 5.4%
16,515	Tesla, Inc. (a)	5,091,079

	TOTAL COMMON STOCKS (Cost $32,596,512)	$41,207,652

SHORT TERM INVESTMENTS - 55.5%
Money Market Funds - 55.5%

34,759,221	Dreyfus Government Cash Management Institutional Shares, 4.20% (b)	$34,759,221

3,690,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (b)	3,690,000

13,020,450	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (b)	13,020,450

326,359	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (b)	326,359

	TOTAL SHORT TERM INVESTMENTS (Cost $51,796,030)	$51,796,030

	TOTAL INVESTMENTS (Cost $84,392,542) - 99.7% (c)	$93,003,682

	Other Assets in Excess of Liabilities - 0.3%	251,712

	TOTAL NET ASSETS - 100.0%	$93,255,394

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $54,527,505.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Indxx Magnificent 7 Index	SOFR + 5.0600%	Goldman Sachs	12/10/2025	7,294	$57,049,959	$2,847,922

Total return of Indxx Magnificent 7 Index	SOFR + 5.1100%	Bank of America Merrill Lynch	12/11/2025	2,284	18,203,274	47,923

Total return of Indxx Magnificent 7 Index	SOFR + 5.3600%	Barclays	12/22/2025	8,050	65,490,212	841,633

					$140,743,445	$3,737,478

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily NYSE FANG+ Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 43.4%
Computer and Electronic Product Manufacturing - 18.5%
29,228	Alphabet, Inc.	$5,608,853
26,286	Apple, Inc.	5,456,185
20,622	Broadcom, Inc.	6,056,682
35,683	NVIDIA Corp.	6,346,935

		23,468,655

General Merchandise Retailers - 4.4%
23,939	Amazon.com, Inc. (a)	5,604,359

Motion Picture and Sound Recording Industries - 3.9%
4,213	Netflix, Inc. (a)	4,884,552

Professional, Scientific, and Technical Services - 8.3%
7,376	Meta Platforms, Inc.	5,704,893
5,118	ServiceNow, Inc. (a)	4,826,888

		10,531,781

Publishing Industries - 8.3%
10,452	CrowdStrike Holdings, Inc. (a)	4,751,166
10,758	Microsoft Corp.	5,739,394

		10,490,560

	TOTAL COMMON STOCKS (Cost $43,465,678)	$54,979,907

SHORT TERM INVESTMENTS - 64.3%
Money Market Funds - 64.3%

54,421,347	Dreyfus Government Cash Management Institutional Shares, 4.20% (b)	$54,421,347

9,860,004	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (b)	9,860,004

17,189,735	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (b)	17,189,735

	TOTAL SHORT TERM INVESTMENTS (Cost $81,471,086)	$81,471,086

	TOTAL INVESTMENTS (Cost $124,936,764) - 107.7% (c)	$136,450,993

	Liabilities in Excess of Other Assets - (7.7)%	(9,677,931)

	TOTAL NET ASSETS - 100.0%	$126,773,062

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $53,163,357.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of NYSE FANG+ Index	SOFR + 0.9500%	Bank of America Merrill Lynch	12/11/2025	3,924	$54,926,369	$3,887,518

Total return of NYSE FANG+ Index	SOFR + 0.7500%	J.P. Morgan	12/16/2025	4,001	48,569,120	11,680,765

Total return of NYSE FANG+ Index	SOFR + 0.6500%	UBS Securities LLC	12/17/2025	2,127	24,684,060	7,306,166

Total return of NYSE FANG+ Index	SOFR + 0.8300%	Barclays	12/22/2025	2,997	40,137,677	5,045,822

					$168,317,226	$27,920,271

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 48.3%
467,220	Global X Robotics & Artificial Intelligence ETF (a)	$15,637,853

	TOTAL INVESTMENT COMPANIES (Cost $13,835,720)	$15,637,853

SHORT TERM INVESTMENTS - 53.1%
Money Market Funds - 53.1%

8,738,473	Dreyfus Government Cash Management Institutional Shares, 4.20% (b)	$8,738,473

4,419,299	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (b)	4,419,299

4,032,153	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (b)	4,032,153

	TOTAL SHORT TERM INVESTMENTS (Cost $17,189,925)	$17,189,925

	TOTAL INVESTMENTS (Cost $31,025,645) - 101.4% (c)	$32,827,778

	Liabilities in Excess of Other Assets - (1.4)%	(430,413)

	TOTAL NET ASSETS - 100.0%	$32,397,365

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,944,560.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	SOFR + 0.6500%	J.P. Morgan	12/16/2025	556,395	$15,185,142	$3,245,214

Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	SOFR + 0.7900%	UBS Securities LLC	12/17/2025	214,611	6,548,846	545,770

Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	SOFR + 0.8500%	Citibank N.A.	12/19/2025	53,229	1,633,576	115,381

Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	SOFR + 0.7500%	Barclays	12/22/2025	644,455	20,467,140	970,392

					$43,834,704	$4,876,757

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 69.4%
Funds, Trusts, and Other Financial Vehicles - 2.0%
207,345	Magnolia Oil & Gas Corp.	$4,938,958

Gasoline Stations and Fuel Dealers - 2.9%
34,930	Chevron Corp.	5,296,785
75,064	Delek US Holdings, Inc.	1,679,182

		6,975,967

Merchant Wholesalers, Durable Goods - 0.2%
8,137	REX American Resources Corp. (a)	425,402

Merchant Wholesalers, Nondurable Goods - 3.1%
131,028	HF Sinclair Corp.	5,757,371
60,686	World Kinect Corp.	1,654,907

		7,412,278

Oil and Gas Extraction - 39.2%
128,954	Antero Resources Corp. (a)	4,504,363
257,902	APA Corp. (b)	4,974,930
65,022	California Resources Corp.	3,132,760
49,745	Chord Energy Corp.	5,488,366
188,322	Clean Energy Fuels Corp. (a)	382,294
157,853	CNX Resources Corp. (a)(b)	4,784,524
115,200	Comstock Resources, Inc. (a)(b)	2,058,624
196,178	Coterra Energy, Inc.	4,784,781
212,457	Crescent Energy Co.	1,963,103
146,722	Devon Energy Corp.	4,874,105
33,964	Diamondback Energy, Inc.	5,049,088
42,176	EOG Resources, Inc.	5,061,963
93,708	EQT Corp.	5,036,805
45,062	Expand Energy Corp.	4,721,596
46,268	Exxon Mobil Corp.	5,165,359
485,593	Kosmos Energy Ltd. (a)	1,044,025
103,174	Matador Resources Co.	5,146,319
150,491	Murphy Oil Corp.	3,733,682
109,473	Northern Oil and Gas, Inc.	3,082,760
112,796	Occidental Petroleum Corp.	4,956,256
61,486	Par Pacific Holdings, Inc. (a)	1,929,431
128,591	Range Resources Corp.	4,721,862
23,138	SandRidge Energy, Inc.	240,404
130,383	SM Energy Co.	3,597,267
77,407	VAALCO Energy, Inc.	287,954
98,476	Viper Energy, Inc.	3,708,606
23,892	Vitesse Energy, Inc. (b)	571,736

		95,002,963

Petroleum and Coal Products Manufacturing - 10.8%
77,602	Calumet, Inc. (a)(b)	1,236,976
54,174	ConocoPhillips	5,164,949
40,375	CVR Energy, Inc.	1,081,243
30,717	Marathon Petroleum Corp.	5,227,726
115,300	PBF Energy, Inc. Class A	2,605,780
41,815	Phillips 66	5,167,498
37,726	Valero Energy Corp.	5,180,157
27,276	Vital Energy, Inc. (a)	509,788

		26,174,117

Printing and Related Support Activities - 2.1%
353,176	Permian Resources Corp.	5,000,971

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.9%
118,571	Sable Offshore Corp. (a)	3,636,573
55,579	Sitio Royalties Corp.	1,009,870

		4,646,443

Support Activities for Mining - 5.0%
96,682	Civitas Resources, Inc.	2,935,266
16,469	Gulfport Energy Corp. (a)	2,867,747
124,507	Ovintiv, Inc.	5,127,198
139,017	Talos Energy, Inc. (a)	1,188,595

		12,118,806

Utilities - 2.2%
4,597	Texas Pacific Land Corp.	4,450,494
64,974	Venture Global, Inc. (b)	996,051

		5,446,545

	TOTAL COMMON STOCKS (Cost $180,893,676)	$168,142,450

SHORT TERM INVESTMENTS - 35.1%
Money Market Funds - 35.1%

64,757,264	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$64,757,264

48,377	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (c)	48,377

20,309,639	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	20,309,639

	TOTAL SHORT TERM INVESTMENTS (Cost $85,115,280)	$85,115,280

	TOTAL INVESTMENTS (Cost $266,008,956) - 104.5% (e)	$253,257,730

	Liabilities in Excess of Other Assets - (4.5)%	(10,967,076)

	TOTAL NET ASSETS - 100.0%	$242,290,654

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $152,705,059.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.7500%	BNP Paribas	12/5/2025	8,815	$47,270,878	$(4,551,450)

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.8400%	Goldman Sachs	12/10/2025	10,014	48,674,378	559,516

Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.9000%	Bank of America Merrill Lynch	12/11/2025	8,182	42,916,661	(3,191,282)

Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.8200%	J.P. Morgan	12/16/2025	13,978	68,564,105	46,623

Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.5200%	UBS Securities LLC	12/17/2025	11,797	53,463,132	4,650,086

Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.7100%	Citibank N.A.	12/19/2025	11,205	51,503,771	3,402,237

					$312,392,925	$915,730

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

8,658,462

(7,742,732)

915,730

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 101.6%
Money Market Funds - 101.6%

35,616,930	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$35,616,930

5,039,821	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	5,039,821

7,054,263	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	7,054,263

	TOTAL SHORT TERM INVESTMENTS (Cost $47,711,014) (b)	$47,711,014

	TOTAL INVESTMENTS (Cost $47,711,014) - 101.6%	$47,711,014

	Liabilities in Excess of Other Assets - (1.6)%	(766,737)

	TOTAL NET ASSETS - 100.0%	$46,944,277

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,576,250.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.6300%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Goldman Sachs	12/10/2025	5,098	$26,132,330	$1,123,770

SOFR + 0.7000%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Bank of America Merrill Lynch	12/11/2025	1,000	5,400,455	541,767

SOFR + 0.5800%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	J.P. Morgan	12/16/2025	2,517	12,747,482	373,937

SOFR + 0.2000%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	12/17/2025	7,282	33,901,350	(1,959,648)

SOFR + 0.4700%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Citibank N.A.	12/19/2025	3,089	17,397,362	2,338,249

					$95,578,979	$2,418,075

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Uranium Industry Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 48.9%
97,029	Global X Uranium ETF (a)	$3,819,061

35,670	Sprott Uranium Miners ETF (a)(b)	1,611,214

13,003	VanEck Uranium and Nuclear ETF (a)(b)	1,490,144

	TOTAL INVESTMENT COMPANIES (Cost $5,954,643)	$6,920,419

SHORT TERM INVESTMENTS - 61.5%
Money Market Funds - 61.5%

4,835,753	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$4,835,753

3,372,056	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (c)	3,372,056

490,233	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	490,233

	TOTAL SHORT TERM INVESTMENTS (Cost $8,698,042)	$8,698,042

	TOTAL INVESTMENTS (Cost $14,652,685) - 110.4% (e)	$15,618,461

	Liabilities in Excess of Other Assets - (10.4)%	(1,464,885)

	TOTAL NET ASSETS - 100.0%	$14,153,576

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,901,248.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR + 0.9500%	BNP Paribas	12/5/2025	28	$103,280	$35,349

Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR + 0.7000%	Goldman Sachs	12/10/2025	1,860	6,237,961	2,928,867

Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR + 0.8500%	Bank of America Merrill Lynch	12/11/2025	403	1,217,822	774,398

Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR + 0.8000%	UBS Securities LLC	12/17/2025	1,993	9,576,938	323,020

					$17,136,001	$4,061,634

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 71.3%
Accommodation - 0.8%
1,068	Boyd Gaming Corp. (b)	$90,674
386	Choice Hotels International, Inc. (b)	49,296
1,010	Hilton Grand Vacations, Inc. (a)	45,268
733	Hyatt Hotels Corp. Class A	103,331
3,491	Park Hotels & Resorts, Inc.	37,214
1,160	Travel + Leisure Co.	68,730
650	Vail Resorts, Inc.	97,669
1,344	Wyndham Hotels & Resorts, Inc.	115,584

		607,766

Administrative and Support Services - 0.9%
807	ManpowerGroup, Inc.	33,289
1,070	MasTec, Inc. (a)	202,455
3,228	RB Global, Inc. ADR	349,463
2,544	Warner Music Group Corp. Class A	74,437

		659,644

Air Transportation - 0.3%
2,117	Alaska Air Group, Inc. (a)	112,116
11,496	American Airlines Group, Inc. (a)	132,089

		244,205

Ambulatory Health Care Services - 0.4%
1,606	Acadia Healthcare Company, Inc. (a)	34,963
570	Amedisys, Inc. (a)	56,202
411	Medpace Holdings, Inc. (a)	175,579

		266,744

Apparel Manufacturing - 0.3%
2,056	Capri Holdings Ltd. ADR (a)	37,399
536	Columbia Sportswear Co.	30,322
843	PVH Corp.	61,893
3,292	Under Armour, Inc. Class A (a)	21,859
2,234	Under Armour, Inc. Class C (a)	14,074
5,774	VF Corp. (b)	67,671

		233,218

Beverage and Tobacco Product Manufacturing - 0.2%
143	Boston Beer Co., Inc. Class A (a)	29,612
1,021	Coca-Cola Consolidated, Inc.	114,097

		143,709

Broadcasting and Content Providers - 0.1%
496	Nexstar Media Group, Inc.	92,807

Building Material and Garden Equipment and Supplies Dealers - 0.1%
987	Knife River Corp. (a)(b)	81,408

Chemical Manufacturing - 3.0%
797	Ashland, Inc.	41,093
1,597	Avient Corp.	50,417
3,342	BioMarin Pharmaceutical, Inc. (a)	193,335
937	Cabot Corp.	67,633
6,388	Coty, Inc. Class A (a)	30,982
2,151	Halozyme Therapeutics, Inc. (a)	128,995
3,415	Hims & Hers Health, Inc. (a)(b)	226,005
1,074	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	123,113
1,207	Lantheus Holdings, Inc. (a)(b)	85,926
1,726	Neurocrine Biosciences, Inc. (a)	221,325
132	NewMarket Corp.	90,684
2,008	Olin Corp.	38,031
2,395	Perrigo Co. PLC ADR (Ireland)	63,875
911	Repligen Corp. (a)	106,651
7,341	Roivant Sciences Ltd. ADR (Ireland) (a)	83,394
2,238	RPM International, Inc.	262,763
1,711	Sarepta Therapeutics, Inc. (a)(b)	28,095
754	Scotts Miracle-Gro Co.	47,246
786	United Therapeutics Corp. (a)	215,914
582	Westlake Chemical Corp.	46,152

		2,151,629

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.4%
833	Abercrombie & Fitch Co. Class A (a)	79,985
3,717	Bath & Body Works, Inc.	107,644
3,874	Gap, Inc.	75,388

		263,017

Computer and Electronic Product Manufacturing - 3.6%
1,981	Amkor Technology, Inc.	44,691
324	Bio-Rad Laboratories, Inc. Class A (a)(b)	78,392
1,929	Bruker Corp.	74,131
927	Cirrus Logic, Inc. (a)	93,358
2,928	Cognex Corp.	119,375
1,071	Dolby Laboratories, Inc.	80,689
2,328	EchoStar Corp. (a)(b)	75,870
626	Fabrinet ADR (Thailand) (a)	202,655
6,680	Flex Ltd. ADR (a)	333,132
2,761	Illumina, Inc. (a)	283,582
1,887	Iridium Communications, Inc.	46,156
2,397	Lattice Semiconductor Corp. (a)(b)	119,442
951	LivaNova PLC ADR (United Kingdom) (a)	40,123
1,209	Lumentum Holdings, Inc. (a)(b)	133,087
1,037	MACOM Technology Solutions Holdings, Inc. (a)	142,214
784	Masimo Corp. (a)	120,571
1,170	MKS, Inc.	111,361
981	Power Integrations, Inc.	47,598
1,872	Rambus, Inc. (a)	138,397
2,553	Sensata Technologies Holdings PLC ADR (United Kingdom)	78,530
771	Universal Display Corp.	111,332
2,578	Vontier Corp.	106,910

		2,581,596

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.8%
2,279	Allegro MicroSystems, Inc. (a)	71,583
764	ASGN, Inc. (a)	38,307
2,709	Coherent Corp. (a)	291,488
802	Concentrix Corp. (b)	41,680
2,834	ExlService Holdings, Inc. (a)	123,081
4,058	Kyndryl Holdings, Inc. (a)	153,271
628	Novanta, Inc. ADR (a)	77,256
853	Onto Innovation, Inc. (a)	80,822
5,419	Pure Storage, Inc. (a)	322,539
598	WEX, Inc. (a)(b)	101,469

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

		1,301,496

Construction of Buildings - 0.7%
11,882	Avantor, Inc. (a)	159,694
1,249	KB Home	69,020
1,752	Taylor Morrison Home Corp. (a)	103,859
1,734	Toll Brothers, Inc.	205,236

		537,809

Credit Intermediation and Related Activities - 4.4%
4,819	Ally Financial, Inc.	182,399
2,848	Associated Banc-Corp.	70,460
1,842	Bank OZK	90,811
3,247	Cadence Bank	113,158
3,665	Columbia Banking System, Inc. (b)	87,227
2,291	Comerica, Inc.	154,803
2,118	Commerce Bancshares, Inc.	129,622
2,404	East West Bancorp, Inc.	241,001
709	Euronet Worldwide, Inc. (a)	68,901
6,273	F.N.B. Corp.	96,102
2,245	First Financial Bankshares, Inc.	77,722
8,857	First Horizon National Corp.	193,171
5,283	Flagstar Financial, Inc. (b)	59,645
1,493	Hancock Whitney Corp.	89,162
932	International Bancshares Corp.	63,544
5,672	Old National Bancorp	119,736
1,341	Pinnacle Financial Partners, Inc.	117,860
1,662	Prosperity Bancshares, Inc.	110,722
2,426	Synovus Financial Corp.	114,604
801	Texas Capital Bancshares, Inc. (a)	67,260
1,243	UMB Financial Corp.	136,718
2,472	United Bankshares, Inc.	87,805
8,304	Valley National Bancorp	76,978
2,935	Webster Financial Corp.	169,203
1,900	Western Alliance Bancorp (b)	147,364
5,768	Western Union Co.	46,432
1,166	Wintrust Financial Corp.	149,225
2,573	Zions Bancorp	137,964

		3,199,599

Educational Services - 0.5%
683	Duolingo, Inc. (a)	236,694
60	Graham Holdings Co. Class B	57,251
489	Grand Canyon Education, Inc. (a)	82,460

		376,405

Electrical Equipment, Appliance, and Component Manufacturing - 0.8%
534	Acuity Brands, Inc.	166,261
459	IPG Photonics Corp. (a)	34,375
430	Littelfuse, Inc.	110,652
1,156	Regal Rexnord Corp.	176,729
672	Synaptics, Inc. (a)	42,134
969	Whirlpool Corp. (b)	80,466

		610,617

Fabricated Metal Product Manufacturing - 2.5%
3,810	Axalta Coating Systems Ltd. ADR (a)	107,899
1,593	BWX Technologies, Inc.	242,025
781	Chart Industries, Inc. (a)	155,286
2,008	Crown Holdings, Inc.	199,515
656	Curtiss-Wright Corp.	321,584
1,931	Mueller Industries, Inc.	164,849
546	RBC Bearings, Inc. (a)	211,488
1,418	Silgan Holdings, Inc.	65,980
1,110	Timken Co.	84,460
351	Valmont Industries, Inc.	127,746
477	Watts Water Technologies, Inc.	125,127

		1,805,959

Food and Beverage Retailers - 1.6%
7,029	Albertsons Companies, Inc. Class A	135,097
2,742	Celsius Holdings, Inc. (a)	124,322
2,721	Performance Food Group Co. (a)	273,189
1,708	Sprouts Farmers Market, Inc. (a)	258,830
4,033	Us Foods Holding Corp. (a)	336,070

		1,127,508

Food Manufacturing - 0.5%
3,423	Flowers Foods, Inc.	54,255
1,122	Ingredion, Inc.	147,588
337	Lancaster Colony Corp.	59,905
703	Pilgrim’s Pride Corp.	33,315
787	Post Holdings, Inc. (a)	83,272

		378,335

Food Services and Drinking Places - 1.6%
648	Casey’s General Stores, Inc.	337,044
1,431	Cava Group, Inc. (a)(b)	125,943
1,059	Manhattan Associates, Inc. (a)	232,620
1,156	Texas Roadhouse, Inc.	214,010
2,820	Wendy’s Co.	27,777
488	Wingstop, Inc.	184,142

		1,121,536

Forestry and Logging - 0.1%
2,445	Rayonier, Inc.	56,993

Funds, Trusts, and Other Financial Vehicles - 1.5%
1,912	Agree Realty Corp. (b)	137,090
10,527	Annaly Capital Management, Inc.	214,014
3,714	Carlyle Group, Inc.	225,291
915	EastGroup Properties, Inc.	149,365
2,307	First Industrial Realty Trust, Inc.	112,397
6,130	Healthcare Realty Trust, Inc.	94,157
1,651	SEI Investments Co.	145,486

		1,077,800

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.5%
1,876	Floor & Decor Holdings, Inc. Class A (a)	143,777
7,097	GameStop Corp. Class A (a)(b)	159,328
265	RH (a)(b)	54,489

		357,594

General Merchandise Retailers - 1.5%
2,214	BellRing Brands, Inc. (a)	120,840
2,302	BJ’s Wholesale Club Holdings, Inc. (a)	243,782
1,099	Burlington Stores, Inc. (a)	299,983
983	e.l.f. Beauty, Inc. (a)	119,130

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

673	FirstCash Holdings, Inc.	89,704
960	Five Below, Inc. (a)	131,059
4,857	Macy’s, Inc.	61,344

		1,065,842

Health and Personal Care Retailers - 0.9%
2,327	Doximity, Inc. Class A (a)	136,711
2,957	Envista Holdings Corp. (a)	55,858
2,860	Option Care Health, Inc. (a)	83,941
674	Penumbra, Inc. (a)	170,030
1,462	Planet Fitness, Inc. Class A (a)	159,636
2,674	Sotera Health Co. (a)	30,724

		636,900

Heavy and Civil Engineering Construction - 0.4%
3,304	Core & Main, Inc. Class A (a)	210,267
2,265	KBR, Inc.	105,866

		316,133

Hospitals - 0.6%
1,757	Encompass Health Corp.	193,463
1,621	Tenet Healthcare Corp. (a)	261,435

		454,898

Insurance Carriers and Related Activities - 3.5%
1,253	American Financial Group, Inc.	156,500
1,002	Brighthouse Financial, Inc. (a)	47,946
1,730	CNO Financial Group, Inc.	63,733
5,303	Equitable Holdings, Inc.	272,309
1,771	Essent Group Ltd. ADR	99,158
1,795	First American Financial Corp.	107,790
628	Hanover Insurance Group, Inc.	107,784
1,049	Kemper Corp.	64,608
385	Kinsale Capital Group, Inc.	169,666
4,149	MGIC Investment Corp.	107,459
3,969	Old Republic International Corp.	143,559
573	Primerica, Inc.	152,206
1,152	Reinsurance Group of America, Inc.	221,702
849	RenaissanceRe Holdings Ltd. ADR	206,935
1,456	RLI Corp.	96,081
1,876	Ryan Specialty Holdings, Inc.	114,792
1,059	Selective Insurance Group, Inc.	82,570
2,800	Unum Group	201,068
1,679	Voya Financial, Inc.	117,530

		2,533,396

Leather and Allied Product Manufacturing - 0.3%
978	Crocs, Inc. (a)	97,536
2,273	Skechers U.S.A., Inc. Class A (a)	143,767

		241,303

Machinery Manufacturing - 3.4%
1,178	AAON, Inc. (b)	98,363
1,079	AGCO Corp.	127,290
690	Belden, Inc.	85,319
1,146	Brunswick Corp. (b)	66,800
852	Crane Company (b)	166,796
860	Crane NXT Co.	51,032
2,085	Donaldson Co., Inc.	150,057
686	EnerSys	63,366
993	Esab Corp.	133,231
2,280	Flowserve Corp.	127,771
2,915	Graco, Inc.	244,802
1,374	ITT, Inc.	233,525
974	Lincoln Electric Holdings, Inc.	237,169
933	Middleby Corp. (a)(b)	135,472
2,505	NEXTracker, Inc. Class A (a)	145,941
6,555	NOV, Inc.	82,462
1,123	Oshkosh Corp.	142,093
1,144	Terex Corp.	58,184
1,741	Toro Co. (a)	129,269

		2,478,942

Management of Companies and Enterprises - 0.9%
15,249	CNH Industrial NV ADR (United Kingdom)	197,627
1,121	Cullen/Frost Bankers, Inc.	142,827
2,059	Glacier Bancorp, Inc.	90,246
3,203	Home Bancshares, Inc.	90,196
1,716	South State Corp.	161,596

		682,492

Merchant Wholesalers, Durable Goods - 2.2%
663	Applied Industrial Technologies, Inc. (b)	180,005
905	Arrow Electronics, Inc. (a)	104,980
1,464	Avnet, Inc.	77,504
2,639	Entegris, Inc. (b)	207,056
2,099	Fortune Brands Innovations, Inc.	114,480
1,401	Hexcel Corp.	83,934
2,840	Jefferies Financial Group, Inc.	163,754
776	MSC Industrial Direct Co., Inc.	67,217
1,303	TD SYNNEX Corp.	188,140
608	Watsco, Inc.	274,135
774	WESCO International, Inc.	160,187

		1,621,392

Merchant Wholesalers, Nondurable Goods - 0.2%
2,793	HF Sinclair Corp.	122,724

Miscellaneous Manufacturing - 0.9%
3,474	Dentsply Sirona, Inc.	49,713
1,970	Globus Medical, Inc. Class A (a)	103,681
875	Haemonetics Corp. (a)	64,785
1,476	Light & Wonder, Inc. Class A (a)	142,168
5,641	Mattel, Inc. (a)	95,954
685	MSA Safety, Inc. (b)	121,841
1,445	YETI Holdings, Inc. (a)	53,089

		631,231

Motor Vehicle and Parts Dealers - 0.3%
434	AutoNation, Inc. (a)	83,606
315	Murphy USA, Inc.	114,181
322	Penske Automotive Group, Inc.	53,906

		251,693

Nonmetallic Mineral Product Manufacturing - 0.5%
581	Eagle Materials, Inc.	130,312
1,485	Owens Corning	207,054

		337,366

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Nursing and Residential Care Facilities - 0.2%
995	The Ensign Group, Inc.	149,250

Oil and Gas Extraction - 1.3%
5,090	Antero Resources Corp. (a)	177,794
1,009	Chord Energy Corp.	111,323
2,525	CNX Resources Corp. (a)(b)	76,533
2,030	Matador Resources Co.	101,256
2,342	Murphy Oil Corp.	58,105
1,042	ONE Gas, Inc.	75,753
4,168	Range Resources Corp.	153,049
2,284	Viper Energy, Inc.	86,015
1,265	Weatherford International PLC ADR	71,536

		911,364

Paper Manufacturing - 0.3%
5,260	Graphic Packaging Holding Company	117,614
1,246	PotlatchDeltic Corp.	50,949
1,719	Sonoco Products Co.	77,475

		246,038

Performing Arts, Spectator Sports, and Related Industries - 0.2%
1,261	Churchill Downs, Inc.	134,977

Personal and Laundry Services - 0.3%
2,483	Service Corporation International	189,478

Petroleum and Coal Products Manufacturing - 0.4%
754	Carlisle Cos., Inc.	267,451
1,713	PBF Energy, Inc. Class A	38,714

		306,165

Pipeline Transportation - 0.4%
1,772	DT Midstream, Inc.	182,037
1,615	PNM Resources, Inc.	91,716

		273,753

Plastics and Rubber Products Manufacturing - 0.5%
1,231	Advanced Drainage Systems, Inc.	141,257
1,152	AptarGroup, Inc.	181,025
4,982	Goodyear Tire & Rubber Co. (a)	51,215

		373,497

Primary Metal Manufacturing - 1.4%
4,513	Alcoa Corp. (b)	135,255
2,460	Allegheny Technologies, Inc. (a)	189,272
869	Carpenter Technology Corp.	216,720
1,971	Commercial Metals Co.	102,216
918	Reliance, Inc.	266,339
567	Silicon Laboratories, Inc. (a)	74,714

		984,516

Printing and Related Support Activities - 0.2%
11,121	Permian Resources Corp.	157,473

Professional, Scientific, and Technical Services - 3.7%
2,305	AECOM	259,866
6,374	API Group Corp. (a)	229,910
384	CACI International, Inc. Class A (a)	176,859
2,478	Ciena Corp. (a)	230,057
770	CommVault Systems, Inc. (a)	146,261
2,082	Cytokinetics, Inc. (a)(b)	78,366
4,760	Exelixis, Inc. (a)	172,407
885	Exponent, Inc.	61,030
2,876	Fluor Corp. (a)	163,270
588	FTI Consulting, Inc. (a)	97,814
2,805	Genpact Ltd. ADR	123,560
2,334	H&R Block, Inc.	126,830
623	Insperity, Inc.	37,118
982	Maximus, Inc.	72,531
819	Parsons Corp. (a)(b)	60,770
751	Paylocity Holding Corp. (a)	138,845
1,552	Pegasystems, Inc. (b)	91,118
824	Science Applications International Corp.	91,860
729	Simpson Manufacturing Co., Inc.	130,804
4,597	Tetra Tech, Inc.	168,894

		2,658,170

Publishing Industries - 2.7%
402	Appfolio, Inc. Class A (a)	107,487
1,652	Bill.com Holdings, Inc. (a)	70,788
656	Blackbaud, Inc. (a)	44,228
3,530	DocuSign, Inc. (a)	267,009
3,438	Dropbox, Inc. (a)	93,410
5,227	Dynatrace, Inc. (a)	274,992
1,462	Guidewire Software, Inc. (a)	330,734
2,911	Okta, Inc. (a)(b)	284,696
633	Qualys, Inc. (a)	84,233
1,178	Shift4 Payments, Inc. (a)(b)	121,334
1,028	Spire, Inc.	76,555
2,830	The New York Times Co. Class A	146,849
4,540	ZoomInfo Technologies, Inc. (a)	49,168

		1,951,483

Real Estate - 3.9%
5,540	American Homes 4 Rent Class A	192,183
5,336	Brixmor Property Group, Inc.	139,430
1,964	Corporate Office Properties Trust	53,578
2,927	Cousins Properties, Inc. (b)	79,322
1,326	EPR Properties	72,983
3,334	Equity Lifestyle Properties, Inc.	199,773
4,791	Gaming & Leisure Properties, Inc.	218,374
4,067	Independence Realty Trust, Inc. (b)	68,203
827	Jones Lang LaSalle, Inc. (a)	223,588
1,856	Kilroy Realty Corp. (b)	68,412
3,832	Kite Realty Group Trust	84,227
1,533	Lamar Advertising Co. Class A	187,409
555	Marriott Vacations Worldwide Corp.	41,331
3,276	National Retail Properties, Inc.	135,168
1,226	National Storage Affiliates Trust	36,118
5,040	Omega Healthcare Investors, Inc.	196,056
4,109	Rexford Industrial Realty, Inc. (b)	150,102
4,147	Sabra Health Care REIT, Inc.	74,770
3,253	STAG Industrial, Inc. (b)	111,675
6,046	Starwood Property Trust, Inc. (b)	117,655
2,911	Vornado Realty Trust (b)	111,841
3,819	WP Carey, Inc.	245,027

		2,807,225

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Religious, Grantmaking, Civic, Professional, and Similar Organizations - 0.2%
1,509	HealthEquity, Inc. (a)	146,373

Rental and Leasing Services - 0.4%
294	Avis Budget Group, Inc. (a)	50,051
622	GATX Corp.	94,973
721	Ryder System, Inc.	128,129

		273,153

Repair and Maintenance - 0.1%
2,216	Valvoline, Inc. (a)(b)	78,114

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.4%
496	Affiliated Managers Group, Inc.	104,095
4,571	Aramark Corp.	194,542
254	Chemed Corporation	104,724
627	Evercore, Inc. Class A	188,815
1,318	Federated Hermes, Inc. Class B	65,333
4,548	Fidelity National Financial, inc.	256,643
756	Hamilton Lane, Inc. Class A	115,139
938	Houlihan Lokey, Inc.	178,839
7,598	Interactive Brokers Group, Inc. Class A	498,125
2,199	Janus Henderson Group PLC ADR (United Kingdom)	95,217
465	Morningstar, Inc.	128,554
2,871	nVent Electric PLC ADR (Ireland)	225,144
3,659	SLM Corp.	116,356
1,790	Stifel Financial Corp.	204,275

		2,475,801

Specialty Trade Contractors - 1.5%
613	Comfort Systems USA, Inc.	431,123
782	EMCOR Group, Inc.	490,697
496	TopBuild Corp. (a)	183,733

		1,105,553

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 0.7%
3,827	Chewy, Inc. Class A (a)	140,451
986	Dick’s Sporting Goods, Inc.	208,549
1,071	Ollie’s Bargain Outlet Holdings, Inc. (a)	146,330

		495,330

Support Activities for Mining - 0.9%
1,487	Civitas Resources, Inc.	45,145
8,451	Cleveland-Cliffs, Inc. (a)	88,905
4,530	Ovintiv, Inc.	186,545
1,148	Royal Gold, Inc. (b)	173,830
1,053	Southwest Gas Holdings, Inc.	82,282
1,141	Valaris Ltd. ADR (a)(b)	55,487

		632,194

Support Activities for Transportation - 0.6%
1,999	GXO Logistics, Inc. (a)	99,370
734	The Brink’s Co.	64,108
2,054	XPO, Inc. (a)	247,076

		410,554

Telecommunications - 0.2%
3,882	Frontier Communications Parent, Inc. (a)	142,625

Textile Product Mills - 0.4%
3,601	Tempur Sealy International, Inc. (b)	260,640

Transportation Equipment Manufacturing - 1.4%
555	AeroVironment, Inc. (a)	148,540
1,240	Autoliv, Inc.	138,322
3,922	Gentex Corp.	103,619
1,910	Harley-Davidson, Inc.	46,470
933	Lear Corp.	87,973
920	Polaris Industries, Inc.	48,677
927	Thor Industries, Inc. (b)	84,348
476	Visteon Corp. (a)	52,908
1,037	Woodward, Inc.	266,592

		977,449

Truck Transportation - 0.7%
2,825	Knight-Swift Transportation Holdings, Inc. Class A	120,062
454	Lithia Motors, Inc. Class A	130,752
2,862	Maplebear, Inc. (a)(b)	137,290
465	Saia, Inc. (a)	140,542

		528,646

Utilities - 1.8%
1,010	ALLETE, Inc.	66,589
5,849	Antero Midstream Corporation	107,329
1,263	Black Hills Corp.	72,976
4,491	Essential Utilities, Inc.	165,269
942	IDACORP, Inc.	118,061
1,575	National Fuel Gas Co.	136,694
1,750	New Jersey Resources Corp.	80,343
1,071	NorthWestern Corp.	57,513
3,510	OGE Energy Corp.	159,424
1,006	Ormat Technologies, Inc.	89,946
1,909	Portland General Electric Co.	78,498
3,739	UGI Corp.	135,277

		1,267,919

Warehousing and Storage - 0.3%
3,973	CubeSmart	154,590
609	Landstar System, Inc.	81,222

		235,812

Waste Management and Remediation Services - 0.4%
879	Clean Harbors, Inc. (a)	207,277
2,758	Darling Ingredients, Inc. (a)	89,304

		296,581

Water Transportation - 0.1%
980	Kirby Corp. (a)	93,404

Wood Product Manufacturing - 0.5%
454	Greif, Inc. Class A	28,797
1,080	Louisiana-Pacific Corp.	97,643
1,869	Trex Company, Inc. (a)	120,065
1,053	UFP Industries, Inc.	103,195

		349,700

	TOTAL COMMON STOCKS (Cost $46,557,410)	$51,564,943

SHORT TERM INVESTMENTS - 34.7%
Money Market Funds - 34.7%
15,768,717	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$15,768,717

9,317,850	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	9,317,850

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

TOTAL SHORT TERM INVESTMENTS (Cost $25,086,567)	$25,086,567

TOTAL INVESTMENTS (Cost $71,643,977) - 106.0% (e)	$76,651,510

Liabilities in Excess of Other Assets - (6.0)%	(4,370,327)

TOTAL NET ASSETS - 100.0%	$72,281,183

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $54,375,147.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of S&P MidCap 400® Index	SOFR + 0.8500%	Bank of America Merrill Lynch	12/11/2025	5,117	$14,448,799	$1,517,494

Total return of S&P MidCap 400® Index	SOFR + 0.7500%	J.P. Morgan	12/16/2025	7,519	21,655,044	1,735,998

Total return of S&P MidCap 400® Index	SOFR + 0.5500%	UBS Securities LLC	12/17/2025	18,175	53,109,230	3,699,490

Total return of S&P MidCap 400® Index	SOFR + 0.8000%	Citibank N.A.	12/19/2025	21,639	64,771,950	2,893,695

					$153,985,023	$9,846,677

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 69.8%
Accommodation - 0.3%
29,877	Airbnb, Inc. Class A (a)	$3,956,014
16,460	Hilton Worldwide Holdings, Inc.	4,412,597
48,016	Host Hotels & Resorts, Inc.	754,811
23,465	Las Vegas Sands Corp.	1,229,566
15,729	Marriott International, Inc. Class C	4,149,782
14,314	MGM Resorts International (a)	521,745
6,089	Wynn Resorts Ltd.	663,884

		15,688,399

Administrative and Support Services - 2.1%
5,952	Allegion PLC ADR (Ireland)	987,556
158,594	Amcor PLC ADR (United Kingdom)	1,482,854
6,588	Ameriprise Financial, Inc.	3,413,836
28,091	Automatic Data Processing, Inc.	8,694,164
2,239	Booking Holdings, Inc.	12,323,590
8,133	Broadridge Financial Solutions, Inc.	2,012,999
4,874	Corpay, Inc. (a)	1,574,546
8,598	Equifax, Inc.	2,065,497
2,631	FactSet Research System, Inc.	1,060,030
5,324	Gartner, Inc. (a)	1,802,973
20,419	Iron Mountain, Inc.	1,987,994
10,904	Live Nation Entertainment, Inc. (a)	1,610,521
16,961	Match Group, Inc.	581,253
10,715	Moody’s Corp.	5,526,047
19,449	Rollins, Inc.	1,113,844
17,302	Royal Caribbean Cruises Ltd. ADR (Liberia)	5,499,787
144,718	Uber Technologies, Inc. (a)	12,699,004
118,408	Visa, Inc. Class A	40,906,412
25,337	Waste Management, Inc.	5,806,227

		111,149,134

Air Transportation - 0.1%
45,177	Delta Air Lines, Inc.	2,403,868
39,440	Southwest Airlines Co. (b)	1,219,879
22,608	United Continental Holdings, Inc. (a)	1,996,513

		5,620,260

Ambulatory Health Care Services - 0.1%
2,883	DaVita, Inc. (a)	404,687
5,791	Labcorp Holdings, Inc.	1,506,123
3,765	Molina Healthcare, Inc. (a)	594,380
7,729	Quest Diagnostics, Inc.	1,293,912
81,212	Viatris, Inc.	709,793

		4,508,895

Amusement, Gambling, and Recreation Industries - 0.3%
124,408	The Walt Disney Co.	14,818,237

Apparel Manufacturing - 0.1%
23,759	Cintas Corp.	5,287,566
10,500	Deckers Outdoor Corp. (a)	1,114,785
2,747	Ralph Lauren Corp.	820,666

		7,223,017

Beverage and Tobacco Product Manufacturing - 0.9%
116,582	Altria Group, Inc.	7,221,089
10,585	Constellation Brands, Inc. Class A	1,768,118
94,000	Keurig Dr Pepper, Inc.	3,069,100
11,850	Molson Coors Brewing Co. Class B	577,332
48,596	Monster Beverage Corp. (a)	2,855,015
94,883	PepsiCo, Inc.	13,086,263
107,729	Philip Morris International, Inc.	17,672,943

		46,249,860

Broadcasting and Content Providers - 0.3%
6,604	Charter Communications, Inc. (a)(b)	1,778,853
257,738	Comcast Corp. Class A	8,564,634
14,816	FOX Corp. Class A	826,140
9,135	FOX Corp. Class B	467,164
41,644	Paramount Global Class B	523,465
4,649	TKO Group Holdings, Inc.	781,079
155,828	Warner Bros Discovery, Inc. (a)	2,052,255

		14,993,590

Building Material and Garden Equipment and Supplies Dealers - 0.7%
38,729	Lowe’s Companies, Inc.	8,658,643
3,610	Snap-on, Inc.	1,159,496
68,795	The Home Depot, Inc.	25,282,850
36,699	Tractor Supply Co.	2,090,008

		37,190,997

Chemical Manufacturing - 3.9%
122,254	AbbVie, Inc.	23,108,451
15,405	Air Products & Chemicals, Inc.	4,434,791
8,147	Albemarle Corp. (b)	552,774
37,216	Amgen, Inc.	10,982,442
10,134	Biogen, Inc. (a)	1,297,152
10,844	Bio-Techne Corp.	593,492
140,840	Bristol-Myers Squibb Co.	6,099,780
11,221	CF Industries Holdings, Inc.	1,041,645
17,036	Church & Dwight Co., Inc.	1,597,466
8,535	Clorox Co.	1,071,655
56,084	Colgate-Palmolive Co.	4,702,643
28,966	DuPont de Nemours, Inc.	2,082,655
7,979	Eastman Chemical Co.	579,355
17,455	Ecolab, Inc.	4,569,021
54,449	Eli Lilly & Co.	40,296,071
86,095	Gilead Sciences, Inc.	9,667,608
11,128	Incyte Corp. (a)	833,376
39,710	IntercontinentalExchange, Inc.	7,339,599
17,712	International Flavors & Fragrances, Inc.	1,258,083
132,886	Kenvue, Inc.	2,849,076
22,969	Kimberly-Clark Corp.	2,862,397
32,570	Linde PLC ADR (Ireland)	14,990,668
17,787	LyondellBasell Industries N.V. Class A ADR (Netherlands)	1,030,401
173,780	Merck & Co., Inc.	13,575,694
21,954	Mosaic Co.	790,564
393,469	Pfizer, Inc.	9,163,893
15,714	PPG Industries, Inc.	1,657,827
162,274	Procter & Gamble Co.	24,417,369
7,187	Regeneron Pharmaceuticals, Inc.	3,920,221
17,772	Vertex Pharmaceuticals, Inc. (a)	8,119,494
30,814	Zoetis, Inc.	4,492,373

		209,978,036

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.3%
7,651	Lululemon Athletica, Inc. (a)	1,534,255
22,759	Ross Stores, Inc.	3,107,514
77,267	TJX Companies, Inc.	9,622,059

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

		14,263,828

Computer and Electronic Product Manufacturing - 18.6%
112,215	Advanced Micro Devices, Inc. (a)	19,784,627
19,731	Agilent Technologies, Inc.	2,265,316
402,797	Alphabet, Inc.	77,296,744
324,930	Alphabet, Inc. Class C	62,666,000
15,982	AMETEK, Inc.	2,954,273
83,704	Amphenol Corp. Class A	8,915,313
34,325	Analog Devices, Inc.	7,710,425
1,033,706	Apple, Inc.	214,566,354
71,283	Arista Networks, Inc. (a)	8,783,491
325,405	Broadcom, Inc.	95,571,449
275,339	Cisco Systems, Inc.	18,745,079
44,083	Danaher Corp.	8,691,404
20,731	Dell Technologies, Inc.	2,750,796
9,083	Enphase Energy, Inc. (a)	293,926
7,421	First Solar, Inc. (a)	1,296,671
43,959	Fortinet, Inc. (a)	4,391,504
23,512	Fortive Corp.	1,126,930
31,679	GE HealthCare Technologies, Inc.	2,259,346
15,426	Hologic, Inc. (a)	1,030,765
65,249	HP, Inc.	1,618,175
301,894	Intel Corp. (a)	5,977,501
64,323	International Business Machines Corp.	16,283,367
7,428	Jabil Circuit, Inc.	1,657,707
11,972	Keysight Technologies, Inc. (a)	1,962,331
12,933	L3Harris Technologies, Inc.	3,554,247
88,521	Lam Research Corp.	8,395,332
37,224	Microchip Technology, Inc.	2,515,970
77,358	Micron Technology, Inc.	8,442,852
3,325	Monolithic Power Systems, Inc.	2,364,873
11,563	Motorola Solutions, Inc.	5,075,926
14,080	NetApp, Inc.	1,466,150
9,366	Northrop Grumman Corp.	5,400,529
1,687,839	NVIDIA Corp.	300,215,923
17,475	NXP Semiconductors NV ADR (Netherlands)	3,735,631
28,922	ON Semiconductor Corp. (a)	1,630,044
27,311	Otis Worldwide Corp.	2,340,280
45,831	Palto Alto Networks, Inc. (a)	7,956,262
75,932	Qualcomm, Inc.	11,143,780
8,161	Revvity, Inc. (b)	717,352
7,439	Roper Technologies, Inc.	4,094,426
92,462	RTX Corp.	14,569,237
14,684	Seagate Technology Holdings PLC ADR (Ireland)	2,305,535
10,396	Skyworks Solutions, Inc.	712,542
35,512	Super Micro Computer, Inc. (a)	2,094,143
3,236	Teledyne Technologies, Inc. (a)	1,783,101
11,109	Teradyne, Inc.	1,193,440
62,870	Texas Instruments, Inc.	11,383,242
26,119	Thermo Fisher Scientific, Inc.	12,215,334
16,519	Trimble, Inc. (a)	1,385,779
17,159	Veralto Corp.	1,798,778
4,132	Waters Corp. (a)	1,193,156
24,152	Western Digital Corp.	1,900,521
3,506	Zebra Technologies Corp. Class A (a)	1,188,604

		991,372,483

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.1%
38,380	Fiserv, Inc. (a)	5,332,517

Construction of Buildings - 0.1%
19,130	D.R. Horton, Inc.	2,732,529
16,077	Lennar Corp. Class A	1,803,518
201	NVR, Inc. (a)	1,517,448
13,869	PulteGroup, Inc.	1,566,087

		7,619,582

Couriers and Messengers - 0.1%
15,262	FedEx Corp.	3,410,904
50,779	United Parcel Service, Inc. Class B	4,375,119

		7,786,023

Credit Intermediation and Related Activities - 3.9%
38,295	American Express Co.	11,462,076
453,523	Bank of America Corp.	21,438,032
49,514	Bank of New York Mellon Corp.	5,023,195
44,274	Capital One Financial Corp.	9,518,910
129,264	Citigroup, Inc.	12,112,037
30,014	Citizens Financial Group, Inc.	1,432,268
14,632	Coinbase Global, Inc. (a)	5,527,384
36,365	Fidelity National Information Services, Inc.	2,887,745
46,205	Fifth Third Bancorp	1,920,742
16,889	Global Payments, Inc.	1,350,276
100,831	Huntington Bancshares, Inc.	1,656,653
192,339	JPMorgan Chase & Co.	56,978,505
68,268	KeyCorp	1,223,363
11,118	M&T Bank Corp.	2,097,967
56,152	MasterCard, Inc. Class A	31,808,423
13,460	Northern Trust Corp.	1,749,800
27,374	PNC Financial Services Group, Inc.	5,208,451
62,225	Regions Financial Corp.	1,576,159
19,748	State Street Corp.	2,206,839
26,349	Synchrony Financial	1,835,735
90,625	Truist Financial Corp.	3,961,219
107,829	U.S. Bancorp	4,847,992
225,225	Wells Fargo & Co.	18,159,892

		205,983,663

Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
8,046	A.O. Smith Corp.	569,576
5,112	Axon Enterprise, Inc. (a)	3,862,065
38,936	Emerson Electric Co.	5,665,578
4,086	Generac Holdings, Inc. (a)	795,503
7,801	Rockwell Automation, Inc.	2,743,690

		13,636,412

Fabricated Metal Product Manufacturing - 0.1%
19,195	Ball Corp.	1,099,105
15,972	Nucor Corp.	2,285,114
11,379	Pentair PLC ADR (Ireland)	1,162,934
10,715	Stanley Black & Decker, Inc.	724,870

		5,272,023

Food and Beverage Retailers - 0.1%
42,390	Kroger Co.	2,971,539

Food Manufacturing - 0.7%
33,255	Archer-Daniels-Midland Co.	1,801,756
268,081	Coca-Cola Co.	18,200,019
37,890	General Mills, Inc.	1,855,852

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

20,180	Hormel Foods Corp.	566,856
18,602	Kellanova	1,484,998
9,770	Lamb Weston Holdings, Inc.	557,574
17,479	McCormick & Co, Inc.	1,234,542
89,623	Mondelez International, Inc.	5,797,712
13,620	The Campbell’s Company	434,750
10,245	The Hershey Co.	1,906,902
7,363	The J.M. Smucker Co.	790,344
59,802	The Kraft Heinz Co.	1,642,163
19,812	Tyson Foods, Inc. Class A	1,036,168

		37,309,636

Food Services and Drinking Places - 0.7%
93,240	Chipotle Mexican Grill, Inc. (a)	3,998,131
8,089	Darden Restaurants, Inc.	1,631,309
23,734	DoorDash, Inc. (a)	5,939,434
49,490	McDonald’s Corp.	14,850,464
78,656	Starbucks Corp.	7,012,969
19,234	Yum! Brands, Inc.	2,772,581

		36,204,888

Funds, Trusts, and Other Financial Vehicles - 0.1%
10,665	Garmin Ltd. ADR (Switzerland)	2,333,075
15,253	T. Rowe Price Group, Inc.	1,547,417

		3,880,492

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.0% (†)
13,332	Best Buy Co., Inc.	867,380

Gasoline Stations and Fuel Dealers - 0.4%
132,063	Chevron Corp.	20,026,033

General Merchandise Retailers - 4.2%
653,920	Amazon.com, Inc. (a)	153,089,211
30,715	Costco Wholesale Corp.	28,861,043
15,227	Dollar General Corp.	1,597,312
13,687	Dollar Tree, Inc. (a)	1,554,159
31,916	eBay, Inc.	2,928,293
31,456	Target Corp.	3,161,328
299,024	Walmart, Inc.	29,298,371
8,500	Williams-Sonoma, Inc.	1,589,925

		222,079,642

Health and Personal Care Retailers - 0.1%
87,555	CVS Health Corp.	5,437,166
3,098	Ulta Beauty, Inc. (a)	1,595,501
49,671	Walgreens Boots Alliance, Inc.	578,170

		7,610,837

Hospitals - 0.1%
12,001	HCA Healthcare, Inc.	4,248,234
3,947	Universal Health Services, Inc. Class B	656,978

		4,905,212

Insurance Carriers and Related Activities - 2.9%
33,681	Aflac, Inc.	3,346,544
18,322	Allstate Corp.	3,723,947
39,885	American International Group, Inc.	3,096,273
25,843	Arch Capital Group Ltd. ADR	2,224,049
17,729	Arthur J. Gallagher & Co.	5,092,655
3,498	Assurant, Inc.	655,175
126,906	Berkshire Hathaway, Inc. Class B (a)	59,884,403
19,404	Brown & Brown, Inc. (b)	1,772,944
34,433	Centene Corp. (a)	897,668
25,801	Chubb Limited ADR (Switzerland)	6,864,098
18,488	Cigna Corp.	4,943,322
10,825	Cincinnati Financial Corp.	1,596,796
15,643	Elevance Health, Inc.	4,428,221
1,734	Erie Indemnity Co. Class A	617,720
2,955	Everest Re Group Ltd. ADR	992,289
5,711	Globe Life, Inc.	802,224
8,355	Humana, Inc.	2,087,664
12,051	Loews Corp.	1,091,098
34,108	Marsh & McLennan Companies, Inc.	6,794,314
39,025	MetLife, Inc.	2,963,949
14,271	Principal Financial Group, Inc.	1,110,712
40,583	Progressive Corp.	9,822,709
24,504	Prudential Financial, Inc.	2,538,124
19,660	The Hartford Insurance Group, Inc.	2,445,507
15,689	Travelers Companies, Inc.	4,082,905
62,781	UnitedHealth Group, Inc.	15,667,626
20,740	W.R. Berkley Corp.	1,427,119
6,861	Willis Towers Watson PLC ADR (Ireland)	2,166,772

		153,136,827

Leather and Allied Product Manufacturing - 0.1%
81,534	NIKE, Inc. Class B	6,089,775
14,376	Tapestry, Inc.	1,553,039

		7,642,814

Machinery Manufacturing - 1.6%
56,232	Applied Materials, Inc.	10,125,134
68,568	Baker Hughes Co.	3,088,988
55,175	Carrier Global Corp.	3,786,108
32,543	Caterpillar, Inc.	14,254,485
9,539	Cummins, Inc.	3,506,727
17,461	Deere & Co.	9,156,025
73,797	GE Aerospace	20,004,891
5,222	IDEX Corp.	853,849
27,918	Ingersoll Rand, Inc.	2,362,700
1,422	Mettler-Toledo International, Inc. (a)	1,754,293
3,755	Nordson Corp.	804,359
8,833	Parker Hannifin Corp.	6,464,873
15,437	Trane Technologies PLC ADR (Ireland)	6,762,641
16,849	Xylem, Inc.	2,436,702

		85,361,775

Management of Companies and Enterprises - 0.4%
120,406	Abbott Laboratories	15,194,033
14,932	Aon PLC ADR (United Kingdom)	5,311,462
9,292	Bunge Global SA ADR (Switzerland)	741,130
30,909	Norwegian Cruise Line Holdings Ltd. ADR (a)	790,034
34,319	Smurfit WestRock PLC ADR (Ireland)	1,523,077

		23,559,736

Merchant Wholesalers, Durable Goods - 0.7%
7,649	Builders FirstSource, Inc. (a)	972,417
60,826	Copart, Inc. (a)	2,757,243
79,400	Fastenal Co.	3,662,722
9,606	Genuine Parts Co.	1,238,021
8,413	Henry Schein, Inc. (a)	569,139
3,706	Hubbell, Inc.	1,621,301
2,700	Huntington Ingalls Industries, Inc.	752,922
45,552	Johnson Controls International PLC ADR (Ireland)	4,782,960

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

9,157	KLA-Tencor Corp.	8,049,278
2,214	Lennox International, Inc.	1,348,326
17,859	LKQ Corp. (b)	526,305
3,581	Mohawk Industries, Inc. (a)	410,060
2,606	Pool Corp. (b)	803,013
20,520	TE Connectivity PLC ADR (Ireland)	4,221,990
3,031	W.W. Grainger, Inc.	3,150,846

		34,866,543

Merchant Wholesalers, Nondurable Goods - 0.5%
12,600	Brown Forman Corp. Class B	363,510
16,520	Cardinal Health, Inc.	2,564,235
11,948	Cencora, Inc.	3,418,084
33,021	ConAgra Brands, Inc.	602,964
2,359	Domino’s Pizza, Inc.	1,092,712
18,464	Illinois Tool Works, Inc.	4,726,230
8,661	McKesson Corp.	6,006,750
33,549	Sysco Corp.	2,670,500
15,958	The Sherwin Williams Co.	5,280,183

		26,725,168

Mining (except Oil and Gas) - 0.3%
99,393	Freeport-McMoRan Copper & Gold, Inc.	3,999,575
4,183	Martin Marietta Materials, Inc.	2,404,723
77,022	Newmont Corp.	4,783,066
9,148	Vulcan Materials Co.	2,512,681

		13,700,045

Miscellaneous Manufacturing - 1.8%
37,250	3M Co.	5,558,445
4,708	Align Technology, Inc. (a)	607,379
35,506	Baxter International, Inc.	772,611
19,835	Becton, Dickinson & Co.	3,535,589
102,381	Boston Scientific Corp. (a)	10,741,814
27,149	DexCom, Inc. (a)	2,192,825
9,493	Dover Corp.	1,719,562
40,607	Edwards Lifesciences Corp. (a)	3,220,541
16,198	Estee Lauder Companies, Inc. Class A	1,511,921
9,120	Hasbro, Inc.	685,459
4,865	Insulet Corp. (a)	1,403,066
24,798	Intuitive Surgical, Inc. (a)	11,930,070
166,518	Johnson & Johnson	27,432,175
88,771	Medtronic PLC ADR (Ireland)	8,010,695
10,141	ResMed, Inc.	2,757,744
9,582	Solventum Corp. (a)	683,771
6,800	Steris PLC ADR (Ireland)	1,540,132
23,812	Stryker Corp.	9,351,687
12,492	Textron, Inc.	971,503
13,836	The Cooper Companys, Inc. (a)	978,067
13,695	Zimmer Biomet Holdings, Inc.	1,255,147

		96,860,203

Motion Picture and Sound Recording Industries - 0.6%
29,458	Netflix, Inc. (a)	34,153,605

Motor Vehicle and Parts Dealers - 0.2%
1,159	AutoZone, Inc. (a)	4,367,552
10,537	CarMax, Inc. (a)	596,500
59,166	O’Reilly Automotive, Inc. (a)	5,817,201

		10,781,253

National Security and International Affairs - 0.0% (†)
8,914	Leidos Holdings, Inc.	1,423,120

Nonmetallic Mineral Product Manufacturing - 0.1%
53,341	Corning, Inc.	3,373,285

Oil and Gas Extraction - 1.0%
24,983	APA Corp.	481,922
52,827	Coterra Energy, Inc.	1,288,450
44,439	Devon Energy Corp.	1,476,264
12,936	Diamondback Energy, Inc.	1,923,066
59,026	Dominion Energy, Inc.	3,450,070
37,777	EOG Resources, Inc.	4,533,995
41,442	EQT Corp.	2,227,507
14,988	Expand Energy Corp.	1,570,443
298,301	Exxon Mobil Corp.	33,302,324
49,040	Occidental Petroleum Corp.	2,154,818

		52,408,859

Paper Manufacturing - 0.0% (†)
6,180	Packaging Corp of America	1,197,375

Performing Arts, Spectator Sports, and Related Industries - 0.0% (†)
14,396	Caesars Entertainment, Inc. (a)	384,085
15,780	Electronic Arts, Inc.	2,406,292

		2,790,377

Petroleum and Coal Products Manufacturing - 0.3%
87,373	ConocoPhillips	8,330,142
21,263	Marathon Petroleum Corp.	3,618,750
28,199	Phillips 66	3,484,832
21,680	Valero Energy Corp.	2,976,881

		18,410,605

Pipeline Transportation - 0.1%
15,015	Targa Resources Corp.	2,498,646
84,494	Williams Companies, Inc.	5,065,415

		7,564,061

Plastics and Rubber Products Manufacturing - 0.0% (†)
5,408	Avery Dennison Corp.	907,300
4,973	West Pharmaceutical Services, Inc.	1,189,840

		2,097,140

Primary Metal Manufacturing - 0.1%
27,935	Howmet Aerospace, Inc.	5,021,875
9,562	Steel Dynamics, Inc.	1,219,729

		6,241,604

Professional, Scientific, and Technical Services - 4.6%
43,328	Accenture PLC Class A ADR (Ireland)	11,572,909
9,118	CDW Corp.	1,589,997
3,407	Charles River Laboratories International, Inc. (a)	577,963
34,118	Cognizant Technology Solutions Corp. Class A	2,448,308
27,096	Eaton Corporation PLC ADR (Ireland)	10,424,373
3,911	EPAM Systems, Inc. (a)	616,804
14,684	Extra Space Storage, Inc.	1,972,942
3,964	F5 Networks, Inc. (a)	1,242,397
9,866	GoDaddy, Inc. (a)	1,594,148
5,562	IDEXX Laboratories, Inc. (a)	2,971,832
36,535	International Paper Co.	1,707,646
25,585	Interpublic Group of Companies, Inc.	629,391
11,366	IQVIA Holdings, Inc. (a)	2,112,485
5,051	Jack Henry & Associates, Inc.	857,736
8,318	Jacobs Solutions, Inc.	1,180,075
150,260	Meta Platforms, Inc.	116,217,094

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

23,542	Moderna, Inc. (a)(b)	695,902
13,489	Omnicom Group, Inc.	971,882
112,572	Oracle Corp.	28,567,396
147,213	Palantir Technologies, Inc. (a)	23,311,179
22,188	Paychex, Inc.	3,202,394
3,381	Paycom Software, Inc.	782,837
8,303	PTC, Inc. (a)	1,783,567
14,326	ServiceNow, Inc. (a)	13,511,137
11,722	Take-Two Interactive Software, Inc. (a)	2,610,841
31,019	The Trade Desk, Inc. (a)	2,697,412
5,582	VeriSign, Inc.	1,500,832
9,674	Verisk Analytics, Inc. Class A	2,696,241
14,994	Workday, Inc. (a)	3,439,324

		243,487,044

Publishing Industries - 6.8%
29,498	Adobe, Inc. (a)	10,551,140
10,111	Akamai Technologies, Inc. (a)	771,570
14,810	Autodesk, Inc. (a)	4,489,059
38,819	Block, Inc. (a)(b)	2,999,156
18,898	Cadence Design Systems, Inc. (a)	6,889,644
17,234	CrowdStrike Holdings, Inc. (a)	7,834,059
22,111	Datadog, Inc. (a)	3,095,098
11,072	Dayforce, Inc. (a)	638,522
1,691	Fair Isaac Corp. (a)	2,429,493
37,778	Gen Digital, Inc.	1,114,073
90,918	Hewlett Packard Enterprise Co.	1,881,093
19,355	Intuit, Inc.	15,196,191
514,398	Microsoft Corp.	274,431,333
26,099	News Corp. Class A	765,223
7,716	News Corp. Class B	257,869
66,402	Salesforce, Inc.	17,153,629
12,775	Synopsys, Inc. (a)	8,092,579
2,992	Tyler Technologies, Inc. (a)	1,749,004

		360,338,735

Rail Transportation - 0.3%
130,015	CSX Corp.	4,620,733
41,351	Union Pacific Corp.	9,178,682

		13,799,415

Real Estate - 1.1%
10,661	Alexandria Real Estate Equities, Inc.	814,820
32,406	American Tower Corp.	6,753,086
9,842	AvalonBay Communities, Inc.	1,833,368
10,075	BXP, Inc.	659,207
7,393	Camden Property Trust	807,316
20,319	CBRE Group, Inc. Class A (a)	3,164,481
30,142	Crown Castle, Inc.	3,167,623
21,909	Digital Realty Trust, Inc.	3,865,624
23,671	Equity Residential	1,496,007
4,450	Essex Property Trust, Inc.	1,157,801
5,375	Federal Realty Investment Trust	495,360
48,078	Healthpeak Properties, Inc.	814,441
39,445	Invitation Homes, Inc.	1,208,989
46,811	Kimco Realty Corp.	993,798
8,092	Mid-America Apartment Communities, Inc.	1,152,544
64,221	Prologis, Inc.	6,857,518
10,924	Public Storage	2,970,673
62,487	Realty Income Corp.	3,507,395
11,304	Regency Centers Corp.	807,106
21,238	Simon Property Group, Inc.	3,478,572
20,866	UDR, Inc.	819,825
31,240	Ventas, Inc.	2,098,703
73,137	VICI Properties, Inc.	2,384,266
42,989	Welltower, Inc.	7,096,194
50,198	Weyerhaeuser Co.	1,257,460

		59,662,177

Rental and Leasing Services - 0.1%
4,496	United Rentals, Inc.	3,969,698

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.9%
31,247	Apollo Global Management, Inc.	4,540,814
10,076	Blackrock, Inc.	11,144,157
7,246	Cboe Global Markets, Inc.	1,746,576
118,200	Charles Schwab Corp.	11,551,686
24,946	CME Group, Inc.	6,941,973
48,920	Dow, Inc.	1,139,347
21,459	Franklin Resources, Inc.	515,016
21,239	Goldman Sachs Group, Inc.	15,368,328
30,968	Invesco Ltd. ADR	650,638
46,839	KKR & Co., Inc.	6,865,660
2,602	MarketAxess Holdings, Inc.	534,711
85,493	Morgan Stanley	12,179,333
5,356	MSCI, Inc. Class A	3,006,644
28,611	NASDAQ OMX Group, Inc.	2,752,950
12,561	Raymond James Financial, Inc.	2,099,320
21,724	S&P Global, Inc.	11,972,096
50,497	The Blackstone Group, Inc.	8,733,961

		101,743,210

Specialty Trade Contractors - 0.1%
10,260	Quanta Services, Inc.	4,166,894

Support Activities for Agriculture and Forestry - 0.1%
47,214	Corteva, Inc.	3,405,546

Support Activities for Mining - 0.1%
59,494	Halliburton Co.	1,332,666
103,820	Schlumberger Ltd. ADR (Curaco)	3,509,116

		4,841,782

Support Activities for Transportation - 0.2%
8,219	C.H. Robinson Worldwide, Inc.	947,815
8,404	Expedia, Inc.	1,514,569
9,482	Expeditors International of Washington, Inc.	1,102,187
5,435	J.B. Hunt Transport Services, Inc.	782,912
15,608	Norfolk Southern Corp.	4,339,024

		8,686,507

Telecommunications - 0.9%
498,010	AT&T, Inc.	13,650,454
6,769	Equinix, Inc.	5,314,816
67,303	PayPal Holdings, Inc. (a)	4,627,754
7,434	SBA Communications Corp.	1,670,569
32,998	T-Mobile US, Inc.	7,867,053
291,773	Verizon Communications, Inc.	12,476,213

		45,606,859

Transportation Equipment Manufacturing - 2.1%
15,066	Aptiv PLC ADR (a)	1,034,130
52,173	Boeing Co. (a)	11,574,058

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

270,321	Ford Motor Co.	2,992,454
17,427	General Dynamics Corp.	5,430,428
66,548	General Motors Co.	3,549,670
44,481	Honeywell International, Inc.	9,890,350
14,434	Lockheed Martin Corp.	6,076,425
36,335	Paccar, Inc.	3,588,445
193,954	Tesla, Inc. (a)	59,790,200
3,879	TransDigm Group, Inc.	6,239,216
11,826	Wabtec Corp.	2,271,183

		112,436,559

Truck Transportation - 0.0% (†)
12,878	Old Dominion Freight Line, Inc.	1,922,042

Utilities - 2.0%
49,270	AES Corp.	647,900
17,778	Alliant Energy Corp.	1,155,748
18,700	Ameren Corp.	1,891,131
36,967	American Electric Power Co., Inc.	4,182,446
13,494	American Water Works Co., Inc.	1,892,399
10,984	Atmos Energy Corp. (b)	1,712,625
45,170	CenterPoint Energy, Inc.	1,753,499
20,699	CMS Energy Corp.	1,527,586
24,940	Consolidated Edison, Inc.	2,581,290
21,690	Constellation Energy Corp.	7,544,650
14,363	DTE Energy Co.	1,987,983
53,776	Duke Energy Corp.	6,541,313
26,624	Edison International	1,387,643
30,877	Entergy Corp.	2,792,207
15,925	Evergy, Inc. (b)	1,127,490
25,437	Eversource Energy	1,681,386
69,868	Exelon Corp.	3,139,868
35,551	FirstEnergy Corp.	1,518,383
18,891	GE Vernova, Inc.	12,473,538
133,801	Kinder Morgan, Inc.	3,754,456
142,474	NextEra Energy, Inc.	10,124,202
32,568	NiSource, Inc.	1,382,512
13,529	NRG Energy, Inc.	2,262,049
43,227	ONEOK, Inc.	3,549,369
152,106	PG&E Corp.	2,132,526
8,264	Pinnacle West Capital Corp.	748,884
51,163	PPL Corp.	1,826,007
34,539	Public Service Enterprise Group, Inc.	3,101,257
45,145	Sempra Energy	3,687,444
76,071	Southern Co.	7,187,188
1,311	Texas Pacific Land Corp.	1,269,218
23,487	Vistra Corp.	4,897,979
22,087	WEC Energy Group, Inc.	2,409,250
39,915	Xcel Energy, Inc.	2,931,358

		108,802,784

Waste Management and Remediation Services - 0.1%
14,058	Republic Services, Inc.	3,242,478

Water Transportation - 0.0% (†)
72,668	Carnival Corp. ADR (Panama) (a)	2,163,326

Web Search Portals, Libraries, Archives, and Other Information Services - 0.0% (†)
29,198	CoStar Group, Inc. (a)	2,779,358

Wood Product Manufacturing - 0.0% (†)
14,599	Masco Corp.	994,630

	TOTAL COMMON STOCKS (Cost $3,367,136,754)	$3,718,886,054

SHORT TERM INVESTMENTS - 31.7%
Money Market Funds - 31.7%

870,600,113	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$870,600,113

600,152,683	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (c)	600,152,683

195,900	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (c)	195,900

219,070,962	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	219,070,962

	TOTAL SHORT TERM INVESTMENTS (Cost $1,690,019,658)	$1,690,019,658

	TOTAL INVESTMENTS (Cost $5,057,156,412) - 101.5% (e)	$5,408,905,712

	Liabilities in Excess of Other Assets - (1.5)%	(77,780,124)

	TOTAL NET ASSETS - 100.0%	$5,331,125,588

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,072,556,597.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of S&P 500® Index	SOFR + 0.8000%	BNP Paribas	12/5/2025	30,960	$188,410,651	$2,934,485

Total return of S&P 500® Index	SOFR + 0.7000%	Goldman Sachs	12/10/2025	222,627	1,219,981,027	176,129,172

Total return of S&P 500® Index	SOFR + 0.7000%	Bank of America Merrill Lynch	12/11/2025	303,012	1,695,868,459	207,767,085

Total return of S&P 500® Index	SOFR + 0.6700%	J.P. Morgan	12/16/2025	82,285	497,887,629	11,475,694

Total return of S&P 500® Index	SOFR + 0.6500%	UBS Securities LLC	12/17/2025	254,886	1,542,215,780	36,110,148

Total return of S&P 500® Index	SOFR + 0.6300%	Citibank N.A.	12/19/2025	602,381	3,632,360,727	159,977,767

Total return of S&P 500® Index	SOFR + 0.7100%	Barclays	12/22/2025	440,078	2,367,254,939	395,832,032

					$11,143,979,212	$990,226,383

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily S&P 500® Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 117.0%
Money Market Funds - 117.0%

199,053,436	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$199,053,436

70,112,684	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	70,112,684

147,977,975	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	147,977,975

122,068,269	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	122,068,269

	TOTAL SHORT TERM INVESTMENTS (Cost $539,212,364) (b)	$539,212,364

	TOTAL INVESTMENTS (Cost $539,212,364) - 117.0%	$539,212,364

	Liabilities in Excess of Other Assets - (17.0)%	(78,420,493)

	TOTAL NET ASSETS - 100.0%	$460,791,871

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $369,304,607.

Short Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 0.2000%	Total return of S&P 500® Index	BNP Paribas	12/5/2025	13,748	$83,677,065	$(1,573,756)

SOFR + 0.5000%	Total return of S&P 500® Index	Goldman Sachs	12/10/2025	49,501	305,674,169	(5,936,531)

SOFR + 0.5000%	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/11/2025	45,260	278,093,964	(3,598,211)

SOFR + 0.4900%	Total return of S&P 500® Index	J.P. Morgan	12/16/2025	23,250	137,964,496	(6,569,751)

SOFR + 0.2500%	Total return of S&P 500® Index	UBS Securities LLC	12/17/2025	8,951	54,159,010	(1,403,182)

SOFR + 0.4000%	Total return of S&P 500® Index	Citibank N.A.	12/19/2025	6,616	39,292,309	(2,026,897)

SOFR + 0.4800%	Total return of S&P 500® Index	Barclays	12/22/2025	70,735	388,852,686	(56,163,244)

					$1,287,713,699	$(77,271,572)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 71.3%

6,334,118	iShares Russell 2000 ETF (a)(b)	$1,389,642,148

	TOTAL INVESTMENT COMPANIES (Cost $1,272,181,389)	$1,389,642,148

SHORT TERM INVESTMENTS - 35.7%
Money Market Funds - 35.7%

304,384,471	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$304,384,471

29,620,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (c)	29,620,000

361,364,635	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	361,364,635

	TOTAL SHORT TERM INVESTMENTS (Cost $695,369,106)	$695,369,106

	TOTAL INVESTMENTS (Cost $1,967,550,495) - 107.0% (e)	$2,085,011,254

	Liabilities in Excess of Other Assets - (7.0)%	(135,951,769)

	TOTAL NET ASSETS - 100.0%	$1,949,059,485

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,362,309,350.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Russell 2000® Index	SOFR + 0.6900%	BNP Paribas	12/5/2025	153,727	$349,239,852	$(14,406,123)

Total return of Russell 2000® Index	SOFR + 0.6500%	Bank of America Merrill Lynch	12/11/2025	304,481	672,358,309	(10,243,753)

Total return of Russell 2000® Index	SOFR + 0.4100%	Societe Generale	12/12/2025	55,000	129,909,507	(11,311,230)

Total return of Russell 2000® Index	SOFR + 0.5500%	J.P. Morgan	12/16/2025	380,231	807,224,822	28,619,229

Total return of Russell 2000® Index	SOFR + 0.5400%	UBS Securities LLC	12/17/2025	272,634	597,554,107	1,371,371

Total return of Russell 2000® Index	SOFR + 0.5500%	Citibank N.A.	12/19/2025	419,190	822,923,725	96,347,830

Total return of Russell 2000® Index	SOFR + 0.5400%	Barclays	12/22/2025	430,229	837,845,965	105,741,524

					$4,217,056,287	$196,118,848

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Small Cap Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 103.7%
Money Market Funds - 103.7%

190,768,125	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$190,768,125

18,070,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	18,070,000

37,454,211	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	37,454,211

71,052,055	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	71,052,055

	TOTAL SHORT TERM INVESTMENTS (Cost $317,344,391) (b)	$317,344,391

	TOTAL INVESTMENTS (Cost $317,344,391) - 103.7%	$317,344,391

	Liabilities in Excess of Other Assets - (3.7)%	(11,349,671)

	TOTAL NET ASSETS - 100.0%	$305,994,720

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $183,447,085.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.3400%	Total return of Russell 2000® Index	BNP Paribas	12/5/2025	61,205	$142,293,346	$9,119,816

SOFR + 0.4500%	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/11/2025	32,127	76,917,146	8,163,219

SOFR + 0.2000%	Total return of Russell 2000® Index	Societe Generale	12/12/2025	51,000	120,461,540	10,329,084

SOFR + 0.3300%	Total return of Russell 2000® Index	J.P. Morgan	12/16/2025	21,624	50,284,494	3,343,360

SOFR + 0.1100%	Total return of Russell 2000® Index	UBS Securities LLC	12/17/2025	85,280	196,442,488	10,680,088

SOFR + 0.3000%	Total return of Russell 2000® Index	Citibank N.A.	12/19/2025	86,204	191,755,111	2,967,686

SOFR + 0.3000%	Total return of Russell 2000® Index	Barclays	12/22/2025	77,617	170,057,040	(1,171,775)

					$948,211,165	$43,431,478

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily FTSE China Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 55.2%

16,362,674	iShares China Large-Cap ETF (a)	$612,618,514

	TOTAL INVESTMENT COMPANIES (Cost $585,807,580)	$612,618,514

SHORT TERM INVESTMENTS - 46.6%
Money Market Funds - 46.6%

228,239,643	Dreyfus Government Cash Management Institutional Shares, 4.20% (b)	$228,239,643

40,290,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (b)	40,290,000

101,490,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (b)	101,490,000

146,366,694	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (b)	146,366,694

	TOTAL SHORT TERM INVESTMENTS (Cost $516,386,337)	$516,386,337

	TOTAL INVESTMENTS (Cost $1,102,193,917) - 101.8% (c)	$1,129,004,851

	Liabilities in Excess of Other Assets - (1.8)%	(20,102,255)

	TOTAL NET ASSETS - 100.0%	$1,108,902,596

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $765,336,757.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of iShares China Large- Cap ETF	SOFR + 1.2500%	BNP Paribas	12/5/2025	2,890,275	$87,517,527	$19,269,136

Total return of iShares China Large- Cap ETF	SOFR + 1.7800%	Goldman Sachs	12/10/2025	6,684,345	223,226,344	26,332,792

Total return of iShares China Large- Cap ETF	SOFR + 3.0000%	Nomura	12/10/2025	1,000,000	30,240,000	6,299,381

Total return of iShares China Large- Cap ETF	SOFR + 1.1500%	Bank of America Merrill Lynch	12/11/2025	6,437,294	217,990,462	18,721,926

Total return of iShares China Large- Cap ETF	SOFR + 1.1500%	Societe Generale	12/12/2025	8,750,000	267,662,500	58,927,357

Total return of iShares China Large- Cap ETF	SOFR + 0.7600%	UBS Securities LLC	12/17/2025	21,026,645	651,723,111	129,795,608

Total return of iShares China Large- Cap ETF	SOFR + 1.2000%	Citibank N.A.	12/19/2025	12,147,711	393,894,421	59,647,286

Total return of iShares China Large- Cap ETF	SOFR + 0.8000%	Barclays	12/22/2025	13,556,450	412,820,582	88,876,391

					$2,285,074,947	$407,869,877

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily FTSE China Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 112.9%
Money Market Funds - 112.9%

182,223,955	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$182,223,955

47,946,188	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	47,946,188

66,053,003	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	66,053,003

	TOTAL SHORT TERM INVESTMENTS (Cost $296,223,146) (b)	$296,223,146

	TOTAL INVESTMENTS (Cost $296,223,146) - 112.9%	$296,223,146

	Liabilities in Excess of Other Assets - (12.9)%	(33,953,079)

	TOTAL NET ASSETS - 100.0%	$262,270,067

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $213,029,131.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.0000%	Total return of iShares China Large-Cap ETF	BNP Paribas	12/5/2025	5,448,876	$172,318,200	$(31,638,105)

SOFR + 0.8500%	Total return of iShares China Large-Cap ETF	Goldman Sachs	12/10/2025	6,236,382	234,904,821	1,338,292

SOFR + 0.5800%	Total return of iShares China Large-Cap ETF	Bank of America Merrill Lynch	12/11/2025	7,340,267	277,914,600	4,258,127

SOFR + 0.1300%	Total return of iShares China Large-Cap ETF	UBS Securities LLC	12/17/2025	1,989,760	72,199,023	(2,462,629)

					$757,336,644	$(28,504,315)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily FTSE Europe Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 47.3%

236,964	Vanguard FTSE Europe ETF (a)(b)	$17,926,327

	TOTAL INVESTMENT COMPANIES (Cost $17,335,430)	$17,926,327

SHORT TERM INVESTMENTS - 62.7%
Money Market Funds - 62.7%

13,529,611	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$13,529,611

3,394,375	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (c)	3,394,375

6,867,088	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	6,867,088

	TOTAL SHORT TERM INVESTMENTS (Cost $23,791,074)	$23,791,074

	TOTAL INVESTMENTS (Cost $41,126,504) - 110.0% (e)	$41,717,401

	Liabilities in Excess of Other Assets - (10.0)%	(3,789,179)

	TOTAL NET ASSETS - 100.0%	$37,928,222

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,744,021.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Vanguard FTSE Europe ETF	SOFR + 0.5000%	BNP Paribas	12/5/2025	258,127	$20,534,756	$(1,036,602)

Total return of Vanguard FTSE Europe ETF	SOFR + 0.5000%	Goldman Sachs	12/10/2025	321,068	22,108,165	2,201,340

Total return of Vanguard FTSE Europe ETF	SOFR + 0.6000%	J.P. Morgan	12/16/2025	223,416	15,492,929	1,421,404

Total return of Vanguard FTSE Europe ETF	SOFR + 0.7400%	UBS Securities LLC	12/17/2025	201,616	13,723,331	1,543,109

Total return of Vanguard FTSE Europe ETF	SOFR + 0.7500%	Citibank N.A.	12/19/2025	262,961	17,488,949	2,370,295

					$89,348,130	$6,499,546

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily MSCI Emerging Markets Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 8.4%

142,401	iShares MSCI Emerging Markets ETF (a)(b)	$6,914,992

	TOTAL INVESTMENT COMPANIES (Cost $6,903,381)	$6,914,992

SHORT TERM INVESTMENTS - 94.1%
Money Market Funds - 94.1%

38,854,629	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$38,854,629

14,650,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (c)	14,650,000

23,868,324	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	23,868,324

	TOTAL SHORT TERM INVESTMENTS (Cost $77,372,953)	$77,372,953

	TOTAL INVESTMENTS (Cost $84,276,334) - 102.5% (e)	$84,287,945

	Liabilities in Excess of Other Assets - (2.5)%	(2,057,045)

	TOTAL NET ASSETS - 100.0%	$82,230,900

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $46,411,603.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of iShares MSCI Emerging Markets ETF	SOFR + 0.4900%	J.P. Morgan	12/16/2025	964,610	$42,171,755	$4,501,663

Total return of iShares MSCI Emerging Markets ETF	SOFR + 0.6100%	UBS Securities LLC	12/17/2025	1,154,618	51,771,439	3,922,812

Total return of iShares MSCI Emerging Markets ETF	SOFR + 0.7900%	Citibank N.A.	12/19/2025	1,318,581	65,137,394	(1,203,453)

Total return of iShares MSCI Emerging Markets ETF	SOFR + 0.8000%	Barclays	12/22/2025	1,500,000	62,881,968	9,158,621

					$221,962,556	$16,379,643

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily MSCI Emerging Markets Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 120.7%
Money Market Funds - 120.7%

8,529,456	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$8,529,456

10,718,710	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	10,718,710

	TOTAL SHORT TERM INVESTMENTS (Cost $19,248,166) (b)	$19,248,166

	TOTAL INVESTMENTS (Cost $19,248,166) - 120.7%	$19,248,166

	Liabilities in Excess of Other Assets - (20.7)%	(3,295,378)

	TOTAL NET ASSETS - 100.0%	$15,952,788

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,733,534.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.2700%	Total return of iShares MSCI Emerging Markets ETF	J.P. Morgan	12/15/2025	400,000	$16,104,982	$(3,272,861)

SOFR + 0.0800%	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/17/2025	200,000	9,349,938	(378,914)

SOFR + 0.5300%	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/19/2025	385,565	18,988,205	292,651

					$44,443,125	$(3,359,124)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily MSCI Mexico Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 43.7%

123,633	iShares MSCI Mexico ETF (a)(b)	$7,435,289

	TOTAL INVESTMENT COMPANIES (Cost $7,508,974)	$7,435,289

SHORT TERM INVESTMENTS - 62.7%
Money Market Funds - 62.7%

6,539,536	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$6,539,536

224,340	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (c)	224,340

620,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (c)	620,000

3,288,594	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	3,288,594

	TOTAL SHORT TERM INVESTMENTS (Cost $10,672,470)	$10,672,470

	TOTAL INVESTMENTS (Cost $18,181,444) - 106.4% (e)	$18,107,759

	Liabilities in Excess of Other Assets - (6.4)%	(1,082,322)

	TOTAL NET ASSETS - 100.0%	$17,025,437

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,330,307.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of iShares MSCI Mexico ETF	SOFR + 0.7500%	Goldman Sachs	12/10/2025	140,000	$6,943,071	$1,473,630

Total return of iShares MSCI Mexico ETF	SOFR + (0.7000)%	J.P. Morgan	12/16/2025	250,000	13,064,642	2,236,713

Total return of iShares MSCI Mexico ETF	SOFR + 0.6500%	UBS Securities LLC	12/17/2025	270,000	13,397,400	2,713,368

Total return of iShares MSCI Mexico ETF	SOFR + 0.7500%	Citibank N.A.	12/19/2025	22,652	1,337,204	26,873

Total return of iShares MSCI Mexico ETF	SOFR + 0.7500%	Barclays	12/22/2025	43,007	2,338,513	255,190

					$37,080,830	$6,705,774

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily MSCI South Korea Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 48.2%

890,762	iShares MSCI South Korea ETF (a)	$64,856,382

	TOTAL INVESTMENT COMPANIES (Cost $57,103,096)	$64,856,382

SHORT TERM INVESTMENTS - 54.6%
Money Market Funds - 54.6%

24,180,886	Dreyfus Government Cash Management Institutional Shares, 4.20% (b)	$24,180,886

11,070,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (b)	11,070,000

38,240,801	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (b)	38,240,801

	TOTAL SHORT TERM INVESTMENTS (Cost $73,491,687)	$73,491,687

	TOTAL INVESTMENTS (Cost $130,594,783) - 102.8% (c)	$138,348,069

	Liabilities in Excess of Other Assets - (2.8)%	(3,662,689)

	TOTAL NET ASSETS - 100.0%	$134,685,380

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $99,690,297.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of iShares MSCI South Korea ETF	SOFR + 0.6000%	Bank of America Merrill Lynch	12/11/2025	1,443,533	$77,936,438	$25,680,239

Total return of iShares MSCI South Korea ETF	SOFR + 0.7000%	J.P. Morgan	12/16/2025	970,140	70,100,860	235,309

Total return of iShares MSCI South Korea ETF	SOFR + 0.8500%	Citibank N.A.	12/19/2025	1,417,249	89,075,598	13,263,815

Total return of iShares MSCI South Korea ETF	SOFR + 0.7000%	Barclays	12/22/2025	827,835	56,091,953	3,805,448

					$293,204,849	$42,984,811

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Aerospace & Defense Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 51.6%
Administrative and Support Services - 0.1%
3,193	V2X, Inc. (a)	$151,284

Computer and Electronic Product Manufacturing - 13.4%
29,699	L3Harris Technologies, Inc.	8,161,879
16,677	Leonardo DRS, Inc.	693,763
11,370	Mercury Systems, Inc. (a)(b)	597,948
6,334	Moog, Inc. Class A	1,226,136
15,000	Northrop Grumman Corp.	8,649,150
171,624	RTX Corp.	27,042,794

		46,371,670

Electrical Equipment, Appliance, and Component Manufacturing - 2.1%
9,412	Axon Enterprise, Inc. (a)	7,110,672

Fabricated Metal Product Manufacturing - 2.2%
20,455	BWX Technologies, Inc.	3,107,728
8,436	Curtiss-Wright Corp.	4,135,496
9,851	Smith & Wesson Brands, Inc.	78,316
3,708	Sturm, Ruger & Co, Inc.	126,665

		7,448,205

Machinery Manufacturing - 10.8%
136,993	GE Aerospace	37,136,063

Management of Companies and Enterprises - 0.2%
10,664	Karman Holdings, Inc. (a)	551,329

Merchant Wholesalers, Durable Goods - 1.0%
18,002	Hexcel Corp.	1,078,500
8,783	Huntington Ingalls Industries, Inc.	2,449,227

		3,527,727

Miscellaneous Manufacturing - 1.0%
5,826	Cadre Holdings, Inc.	192,666
40,415	Textron, Inc.	3,143,074

		3,335,740

Primary Metal Manufacturing - 2.9%
31,580	Allegheny Technologies, Inc. (a)	2,429,765
42,904	Howmet Aerospace, Inc.	7,712,852

		10,142,617

Repair and Maintenance - 0.2%
29,410	StandardAero, Inc. (a)	839,656

Textile Mills - 0.0% (†)
1,154	National Presto Industries, Inc.	111,303

Transportation Equipment Manufacturing - 17.7%
7,939	AAR Corp. (a)	593,123
7,124	AeroVironment, Inc. (a)	1,906,667
110,705	Archer Aviation, Inc. (a)	1,110,371
71,417	Boeing Co. (a)	15,843,147
3,063	Ducommun, Inc. (a)	278,672
26,558	General Dynamics Corp.	8,275,738
8,993	HEICO Corp. (b)	2,938,912
16,722	HEICO Corp. Class A	4,315,781
37,256	Kratos Defense & Security Solutions, Inc. (a)(b)	2,186,927
6,073	Loar Holdings, Inc. (a)	448,855
16,044	Lockheed Martin Corp.	6,754,203
81,605	Rocket Lab Corp. (a)(b)	3,747,302
26,262	Spirit AeroSystems Holdings, Inc. (a)	1,034,723
5,123	TransDigm Group, Inc.	8,240,141
13,320	Woodward, Inc.	3,424,306

		61,098,868

	TOTAL COMMON STOCKS (Cost $129,619,377)	$177,825,134

SHORT TERM INVESTMENTS - 50.9%
Money Market Funds - 50.9%

91,306,672	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$91,306,672

22,364,459	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (c)	22,364,459

2,860,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (c)	2,860,000

59,045,287	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	59,045,287

	TOTAL SHORT TERM INVESTMENTS (Cost $175,576,418)	$175,576,418

	TOTAL INVESTMENTS (Cost $305,195,795) - 102.5% (e)	$353,401,552

	Liabilities in Excess of Other Assets - (2.5)%	(8,499,291)

	TOTAL NET ASSETS - 100.0%	$344,902,261

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $247,651,592.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.7900%	BNP Paribas	12/5/2025	209	$8,011,548	$2,170,443

Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.8500%	Goldman Sachs	12/10/2025	2,244	88,919,800	21,629,171

Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.8500%	Nomura	12/10/2025	2,066	102,981,087	(313,118)

Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.7500%	Bank of America Merrill Lynch	12/11/2025	4,425	205,596,302	13,547,571

Direxion Daily Aerospace & Defense Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.7500%	J.P. Morgan	12/16/2025	1,847	70,490,334	19,776,231

Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.9000%	Citibank N.A.	12/19/2025	4,002	199,688,444	(657,707)

Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.7000%	Barclays	12/22/2025	2,431	90,047,763	29,087,846

					$765,735,278	$85,240,437

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Consumer Discretionary Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 64.1%
Accommodation - 3.5%
1,519	Airbnb, Inc. Class A (a)	$201,131
837	Hilton Worldwide Holdings, Inc.	224,383
1,194	Las Vegas Sands Corp.	62,565
800	Marriott International, Inc. Class C	211,064
728	MGM Resorts International (a)	26,536
310	Wynn Resorts Ltd.	33,799

		759,478

Administrative and Support Services - 4.1%
110	Booking Holdings, Inc.	605,446
879	Royal Caribbean Cruises Ltd. ADR (Liberia)	279,408

		884,854

Apparel Manufacturing - 0.4%
534	Deckers Outdoor Corp. (a)	56,695
140	Ralph Lauren Corp.	41,825

		98,520

Building Material and Garden Equipment and Supplies Dealers - 6.8%
1,970	Lowe’s Companies, Inc.	440,433
2,479	The Home Depot, Inc.	911,057
1,866	Tractor Supply Co.	106,269

		1,457,759

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 3.4%
389	Lululemon Athletica, Inc. (a)	78,006
1,157	Ross Stores, Inc.	157,977
3,930	TJX Companies, Inc.	489,403

		725,386

Construction of Buildings - 1.8%
973	D.R. Horton, Inc.	138,983
817	Lennar Corp. Class A	91,651
10	NVR, Inc. (a)	75,495
706	PulteGroup, Inc.	79,722

		385,851

Food Services and Drinking Places - 7.8%
4,743	Chipotle Mexican Grill, Inc. (a)	203,380
412	Darden Restaurants, Inc.	83,088
1,207	DoorDash, Inc. (a)	302,052
1,995	McDonald’s Corp.	598,639
4,000	Starbucks Corp.	356,640
978	Yum! Brands, Inc.	140,979

		1,684,778

Funds, Trusts, and Other Financial Vehicles - 0.5%
542	Garmin Ltd. ADR (Switzerland) ADR	118,568

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.2%
678	Best Buy Co., Inc.	44,111

General Merchandise Retailers - 16.7%
14,431	Amazon.com, Inc. (a)	3,378,441
1,623	eBay, Inc.	148,910
433	Williams-Sonoma, Inc.	80,993

		3,608,344

Health and Personal Care Retailers - 0.4%
159	Ulta Beauty, Inc. (a)	81,887

Leather and Allied Product Manufacturing - 1.8%
4,147	NIKE, Inc. Class B	309,739
731	Tapestry, Inc.	78,970

		388,709

Management of Companies and Enterprises - 0.2%
1,573	Norwegian Cruise Line Holdings Ltd. ADR (a)	40,206

Merchant Wholesalers, Durable Goods - 0.7%
489	Genuine Parts Co.	63,022
909	LKQ Corp.	26,788
183	Mohawk Industries, Inc. (a)	20,955
132	Pool Corp.	40,675

		151,440

Merchant Wholesalers, Nondurable Goods - 0.3%
121	Domino’s Pizza, Inc.	56,048

Miscellaneous Manufacturing - 0.2%
464	Hasbro, Inc.	34,874

Motor Vehicle and Parts Dealers - 2.5%
59	AutoZone, Inc. (a)	222,334
536	CarMax, Inc. (a)	30,343
3,009	O’Reilly Automotive, Inc. (a)	295,845

		548,522

Performing Arts, Spectator Sports, and Related Industries - 0.1%
732	Caesars Entertainment, Inc. (a)	19,530

Support Activities for Transportation - 0.4%
428	Expedia, Inc.	77,134

Transportation Equipment Manufacturing - 11.8%
766	Aptiv PLC ADR (a)	52,578
13,748	Ford Motor Co.	152,190
3,384	General Motors Co.	180,503
6,989	Tesla, Inc. (a)	2,154,499

		2,539,770

Water Transportation - 0.5%
3,696	Carnival Corp. ADR (Panama) (a)	110,030

	TOTAL COMMON STOCKS (Cost $12,124,272)	$13,815,799

SHORT TERM INVESTMENTS - 38.7%
Money Market Funds - 38.7%

3,468,966	Dreyfus Government Cash Management Institutional Shares, 4.20% (b)	$3,468,966

79,463	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (b)	79,463

4,792,764	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (b)	4,792,764

	TOTAL SHORT TERM INVESTMENTS (Cost $8,341,193)	$8,341,193

	TOTAL INVESTMENTS (Cost $20,465,465) - 102.8% (c)	$22,156,992

	Liabilities in Excess of Other Assets - (2.8)%	(604,567)

	TOTAL NET ASSETS - 100.0%	$21,552,425

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

Direxion Daily Consumer Discretionary Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,422,365.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Consumer Discretionary Select Sector Index	SOFR + 0.7500%	Bank of America Merrill Lynch	12/11/2025	5,604	$11,173,173	$1,216,071

Total return of Consumer Discretionary Select Sector Index	SOFR + 0.8000%	J.P. Morgan	12/16/2025	5,979	12,948,672	351,688

Total return of Consumer Discretionary Select Sector Index	SOFR + 0.6000%	UBS Securities LLC	12/17/2025	4,972	9,438,194	1,585,815

Total return of Consumer Discretionary Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2025	6,161	12,256,836	1,365,523

					$45,816,875	$4,519,097

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Dow Jones Internet Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 65.9%
Accommodation - 1.5%
18,582	Airbnb, Inc. Class A (a)	$2,460,443

Administrative and Support Services - 6.5%
843	Booking Holdings, Inc.	4,639,923
13,371	Cloudflare, Inc. (a)	2,776,889
23,869	Roblox Corp. (a)	3,288,909

		10,705,721

Amusement, Gambling, and Recreation Industries - 0.6%
21,368	DraftKings, Inc. (a)	962,415

Computer and Electronic Product Manufacturing - 13.4%
31,852	Alphabet, Inc.	6,112,399
25,695	Alphabet, Inc. Class C	4,955,537
44,340	Arista Networks, Inc. (a)	5,463,575
79,785	Cisco Systems, Inc.	5,431,763

		21,963,274

Educational Services - 0.4%
1,690	Duolingo, Inc. (a)	585,670

Food Services and Drinking Places - 2.3%
14,763	DoorDash, Inc. (a)	3,694,441

General Merchandise Retailers - 8.0%
48,042	Amazon.com, Inc. (a)	11,247,112
19,849	eBay, Inc.	1,821,146

		13,068,258

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.1%
15,152	MARA Holdings, Inc. (a)(b)	243,644

Merchant Wholesalers, Durable Goods - 1.0%
37,853	Copart, Inc. (a)	1,715,876

Motion Picture and Sound Recording Industries - 5.9%
8,395	Netflix, Inc. (a)	9,733,163

Motor Vehicle and Parts Dealers - 1.3%
5,349	Carvana Co. (a)	2,087,019

Performing Arts, Spectator Sports, and Related Industries - 1.4%
7,607	Flutter Entertainment PLC ADR (Ireland) (a)	2,299,292

Professional, Scientific, and Technical Services - 14.4%
7,115	Atlassian Corp. (a)	1,364,515
6,120	Ciena Corp. (a)	568,181
2,473	F5 Networks, Inc. (a)	775,088
6,135	GoDaddy, Inc. (a)	991,293
14,756	Meta Platforms, Inc.	11,412,881
10,678	Nutanix, Inc. (a)	802,665
2,098	Paycom Software, Inc.	485,771
14,366	Snowflake, Inc. (a)	3,210,801
3,618	VeriSign, Inc.	972,772
9,327	Workday, Inc. (a)	2,139,427
11,307	Zoom Video Communications, Inc. (a)	837,283

		23,560,677

Publishing Industries - 7.3%
6,296	Akamai Technologies, Inc. (a)	480,448
6,234	Box, Inc. (a)	200,111
12,329	Confluent, Inc. (a)	218,532
13,756	Datadog, Inc. (a)	1,925,565
8,720	DocuSign, Inc. (a)	659,581
8,450	Dropbox, Inc. (a)	229,586
2,269	HubSpot, Inc. (a)	1,179,086
7,198	Okta, Inc. (a)	703,964
17,334	Salesforce, Inc.	4,477,892
6,454	Veeva Systems, Inc. (a)	1,834,227

		11,908,992

Telecommunications - 1.8%
41,874	PayPal Holdings, Inc. (a)	2,879,256

	TOTAL COMMON STOCKS (Cost $84,777,530)	$104,988,885

SHORT TERM INVESTMENTS - 31.4%
Money Market Funds - 31.4%

27,331,396	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$27,331,396

24,107,525	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	24,107,525

	TOTAL SHORT TERM INVESTMENTS (Cost $51,438,921)	$51,438,921

	TOTAL INVESTMENTS (Cost $136,216,451) - 97.3% (e)	$156,427,806

	Other Assets in Excess of Liabilities - 2.7%	7,161,905

	TOTAL NET ASSETS - 100.0%	$163,589,711

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $93,777,333.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Dow Jones Internet Composite Index	SOFR + 0.8000%	Bank of America Merrill Lynch	12/11/2025	61,213	$66,963,201	$8,955,119

Total return of Dow Jones Internet Composite Index	SOFR + 0.5500%	UBS Securities LLC	12/17/2025	128,110	130,527,648	27,952,865

Total return of Dow Jones Internet Composite Index	SOFR + 0.8500%	Citibank N.A.	12/19/2025	51,456	58,536,468	4,419,563

Total return of Dow Jones Internet Composite Index	SOFR + 0.7500%	J.P. Morgan	9/1/2026	64,931	81,328,257	(664,980)

					$337,355,574	$40,662,567

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Dow Jones Internet Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 118.8%
Money Market Funds - 118.8%

4,391,315	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$4,391,315

6,161,991	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	6,161,991

	TOTAL SHORT TERM INVESTMENTS (Cost $10,553,306) (b)	$10,553,306

	TOTAL INVESTMENTS (Cost $10,553,306) - 118.8%	$10,553,306

	Liabilities in Excess of Other Assets - (18.8)%	(1,673,190)

	TOTAL NET ASSETS - 100.0%	$8,880,116

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,092,920.

Short Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 0.6000%	Total return of Dow Jones Internet Composite Index	Bank of America Merrill Lynch	12/11/2025	8,381	$9,583,939	$(786,230)

SOFR + 0.4800%	Total return of Dow Jones Internet Composite Index	J.P. Morgan	12/16/2025	6,635	7,981,590	(283,366)

SOFR + 0.1500%	Total return of Dow Jones Internet Composite Index	UBS Securities LLC	12/17/2025	3,030	3,245,488	(495,313)

SOFR + 0.5000%	Total return of Dow Jones Internet Composite Index	Citibank N.A.	12/19/2025	3,224	3,946,894	(82,161)

					$24,757,911	$(1,647,070)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Financial Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 71.7%
Administrative and Support Services - 7.3%
23,415	Ameriprise Financial, Inc.	$12,133,419
17,327	Corpay, Inc. (a)	5,597,487
9,330	FactSet Research System, Inc.	3,759,057
38,041	Moody’s Corp.	19,618,885
420,703	Visa, Inc. Class A	145,340,266

		186,449,114

Chemical Manufacturing - 1.0%
141,041	IntercontinentalExchange, Inc.	26,068,608

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.8%
136,347	Fiserv, Inc. (a)	18,944,052

Credit Intermediation and Related Activities - 28.8%
136,082	American Express Co.	40,730,703
1,611,256	Bank of America Corp.	76,164,071
175,909	Bank of New York Mellon Corp.	17,845,968
157,260	Capital One Financial Corp.	33,810,900
459,240	Citigroup, Inc.	43,030,788
106,627	Citizens Financial Group, Inc.	5,088,240
51,974	Coinbase Global, Inc. (a)	19,633,698
129,188	Fidelity National Information Services, Inc.	10,258,819
164,121	Fifth Third Bancorp	6,822,510
59,971	Global Payments, Inc.	4,794,682
358,182	Huntington Bancshares, Inc.	5,884,930
683,329	JPMorgan Chase & Co.	202,429,383
242,534	KeyCorp	4,346,209
39,475	M&T Bank Corp.	7,448,933
199,442	MasterCard, Inc. Class A	112,977,910
47,835	Northern Trust Corp.	6,218,550
97,258	PNC Financial Services Group, Inc.	18,505,280
221,040	Regions Financial Corp.	5,598,943
70,124	State Street Corp.	7,836,357
93,609	Synchrony Financial	6,521,739
321,988	Truist Financial Corp.	14,074,096
383,076	U.S. Bancorp	17,223,097
800,174	Wells Fargo & Co.	64,518,030

		731,763,836

Funds, Trusts, and Other Financial Vehicles - 0.2%
54,174	T. Rowe Price Group, Inc.	5,495,952

Insurance Carriers and Related Activities - 17.5%
119,652	Aflac, Inc.	11,888,623
65,107	Allstate Corp.	13,232,998
141,737	American International Group, Inc.	11,003,043
91,770	Arch Capital Group Ltd. ADR	7,897,726
62,963	Arthur J. Gallagher & Co.	18,086,122
12,466	Assurant, Inc.	2,334,882
450,856	Berkshire Hathaway, Inc. Class B (a)	212,749,929
68,860	Brown & Brown, Inc.	6,291,738
91,631	Chubb Limited ADR (Switzerland)	24,377,511
38,429	Cincinnati Financial Corp.	5,668,662
6,132	Erie Indemnity Co. Class A	2,184,464
10,459	Everest Re Group Ltd. ADR	3,512,132
20,296	Globe Life, Inc.	2,850,979
42,800	Loews Corp.	3,875,112
121,144	Marsh & McLennan Companies, Inc.	24,131,885
138,675	MetLife, Inc.	10,532,366
50,718	Principal Financial Group, Inc.	3,947,382
144,134	Progressive Corp.	34,886,194
87,038	Prudential Financial, Inc.	9,015,396
69,857	The Hartford Insurance Group, Inc.	8,689,512
55,709	Travelers Companies, Inc.	14,497,710
73,688	W.R. Berkley Corp.	5,070,471
24,380	Willis Towers Watson PLC ADR (Ireland)	7,699,448

		444,424,285

Management of Companies and Enterprises - 0.8%
53,092	Aon PLC ADR (United Kingdom)	18,885,355

Professional, Scientific, and Technical Services - 0.1%
17,907	Jack Henry & Associates, Inc.	3,040,877

Publishing Industries - 0.4%
136,566	Block, Inc. (a)(b)	10,551,089

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 14.1%
110,995	Apollo Global Management, Inc.	16,129,793
35,805	Blackrock, Inc.	39,600,688
25,746	Cboe Global Markets, Inc.	6,205,816
419,927	Charles Schwab Corp.	41,039,466
88,603	CME Group, Inc.	24,656,443
76,234	Franklin Resources, Inc.	1,829,616
75,454	Goldman Sachs Group, Inc.	54,597,760
110,043	Invesco Ltd. ADR	2,312,003
166,424	KKR & Co., Inc.	24,394,430
9,224	MarketAxess Holdings, Inc.	1,895,532
303,732	Morgan Stanley	43,269,661
19,024	MSCI, Inc. Class A	10,679,313
101,638	NASDAQ OMX Group, Inc.	9,779,608
44,650	Raymond James Financial, Inc.	7,462,354
77,179	S&P Global, Inc.	42,533,347
179,401	The Blackstone Group, Inc.	31,029,197

		357,415,027

Telecommunications - 0.7%
239,150	PayPal Holdings, Inc. (a)	16,443,954

	TOTAL COMMON STOCKS (Cost $1,541,853,519)	$1,819,482,149

SHORT TERM INVESTMENTS - 28.6%
Money Market Funds - 28.6%

473,452,004	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$473,452,004

46,972,031	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (c)	46,972,031

385,209	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (c)	385,209

205,498,053	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	205,498,053

	TOTAL SHORT TERM INVESTMENTS (Cost $726,307,297)	$726,307,297

	TOTAL INVESTMENTS (Cost $2,268,160,816) - 100.3% (e)	$2,545,789,446

	Liabilities in Excess of Other Assets - (0.3)%	(6,772,963)

	TOTAL NET ASSETS - 100.0%	$2,539,016,483

Direxion Daily Financial Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,915,895,432.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Financial Select Sector Index	SOFR + 0.7500%	BNP Paribas	12/5/2025	683,694	$418,719,267	$12,752,487

Total return of Financial Select Sector Index	SOFR + 0.8000%	Goldman Sachs	12/10/2025	556,822	330,040,243	24,428,601

Total return of Financial Select Sector Index	SOFR + 0.7800%	Bank of America Merrill Lynch	12/11/2025	539,780	314,716,886	28,762,865

Total return of Financial Select Sector Index	SOFR + 0.8000%	Societe Generale	12/12/2025	511,605	311,117,232	11,657,938

Total return of Financial Select Sector Index	SOFR + 0.8000%	J.P. Morgan	12/16/2025	1,033,574	602,678,616	57,986,214

Total return of Financial Select Sector Index	SOFR + 0.6500%	UBS Securities LLC	12/17/2025	2,363,991	1,426,500,887	77,913,866

Total return of Financial Select Sector Index	SOFR + 0.6500%	Citibank N.A.	12/19/2025	2,039,281	1,284,556,296	22,769,168

Total return of Financial Select Sector Index	SOFR + 0.7500%	Barclays	12/22/2025	1,255,610	753,639,068	41,128,576

					$5,441,968,495	$277,399,715

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Financial Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 106.0%
Money Market Funds - 106.0%

45,889,481	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$45,889,481

28,668,247	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	28,668,247

33,533,303	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	33,533,303

	TOTAL SHORT TERM INVESTMENTS (Cost $108,091,031) (b)	$108,091,031

	TOTAL INVESTMENTS (Cost $108,091,031) - 106.0%	$108,091,031

	Liabilities in Excess of Other Assets - (6.0)%	(6,139,232)

	TOTAL NET ASSETS - 100.0%	$101,951,799

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $64,285,650.

Short Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.6000%	Total return of Financial Select Sector Index	Goldman Sachs	12/10/2025	70,866	$45,171,210	$(10,608)

SOFR + 0.5800%	Total return of Financial Select Sector Index	Bank of America Merrill Lynch	12/11/2025	72,984	47,138,611	134,362

SOFR + 0.4800%	Total return of Financial Select Sector Index	Societe Generale	12/12/2025	158,000	96,082,960	(3,798,810)

SOFR + 0.6000%	Total return of Financial Select Sector Index	J.P. Morgan	12/16/2025	154,483	97,437,720	(1,427,945)

SOFR + 0.3500%	Total return of Financial Select Sector Index	UBS Securities LLC	12/17/2025	17,640	10,936,884	(269,572)

					$296,767,385	$(5,372,573)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Healthcare Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 86.0%
Ambulatory Health Care Services - 1.2%
1,032	DaVita, Inc. (a)	$144,862
2,080	Labcorp Holdings, Inc.	540,966
1,347	Molina Healthcare, Inc. (a)	212,651
2,778	Quest Diagnostics, Inc.	465,065
29,176	Viatris, Inc.	254,998

		1,618,542

Chemical Manufacturing - 34.8%
43,912	AbbVie, Inc.	8,300,246
13,367	Amgen, Inc.	3,944,602
3,642	Biogen, Inc. (a)	466,176
3,896	Bio-Techne Corp.	213,228
50,589	Bristol-Myers Squibb Co.	2,191,010
19,554	Eli Lilly & Co.	14,471,329
30,922	Gilead Sciences, Inc.	3,472,231
3,996	Incyte Corp. (a)	299,261
62,419	Merck & Co., Inc.	4,876,172
141,327	Pfizer, Inc.	3,291,506
2,579	Regeneron Pharmaceuticals, Inc.	1,406,741
6,384	Vertex Pharmaceuticals, Inc. (a)	2,916,658
11,067	Zoetis, Inc.	1,613,458

		47,462,618

Computer and Electronic Product Manufacturing - 7.5%
7,087	Agilent Technologies, Inc.	813,658
15,833	Danaher Corp.	3,121,634
11,381	GE HealthCare Technologies, Inc.	811,693
5,541	Hologic, Inc. (a)	370,250
2,927	Revvity, Inc.(b)	257,283
9,386	Thermo Fisher Scientific, Inc.	4,389,645
1,479	Waters Corp. (a)	427,076

		10,191,239

Health and Personal Care Retailers - 1.4%
31,446	CVS Health Corp.	1,952,797

Hospitals - 1.3%
4,304	HCA Healthcare, Inc.	1,523,573
1,420	Universal Health Services, Inc. Class B	236,359

		1,759,932

Insurance Carriers and Related Activities - 7.4%
12,370	Centene Corp. (a)	322,486
6,641	Cigna Corp.	1,775,670
5,615	Elevance Health, Inc.	1,589,494
3,003	Humana, Inc.	750,360
22,550	UnitedHealth Group, Inc.	5,627,578

		10,065,588

Machinery Manufacturing - 0.5%
515	Mettler-Toledo International, Inc. (a)	635,345

Management of Companies and Enterprises - 4.0%
43,250	Abbott Laboratories	5,457,718

Merchant Wholesalers, Durable Goods - 0.1%
3,026	Henry Schein, Inc. (a)	204,709

Merchant Wholesalers, Nondurable Goods - 3.1%
5,932	Cardinal Health, Inc.	920,765
4,290	Cencora, Inc.	1,227,283
3,109	McKesson Corp.	2,156,216

		4,304,264

Miscellaneous Manufacturing - 22.7%
1,695	Align Technology, Inc. (a)	218,672
12,756	Baxter International, Inc.	277,570
7,123	Becton, Dickinson & Co.	1,269,675
36,777	Boston Scientific Corp. (a)	3,858,643
9,747	DexCom, Inc. (a)	787,265
14,581	Edwards Lifesciences Corp. (a)	1,156,419
1,752	Insulet Corp. (a)	505,277
8,908	Intuitive Surgical, Inc. (a)	4,285,550
59,811	Johnson & Johnson	9,853,264
31,883	Medtronic PLC ADR (Ireland)	2,877,122
3,644	ResMed, Inc.	990,949
3,440	Solventum Corp. (a)	245,478
2,442	Steris PLC ADR (Ireland)	553,089
8,551	Stryker Corp.	3,358,234
4,972	The Cooper Companys, Inc. (a)	351,471
4,917	Zimmer Biomet Holdings, Inc.	450,643

		31,039,321

Plastics and Rubber Products Manufacturing - 0.3%
1,787	West Pharmaceutical Services, Inc.	427,558

Professional, Scientific, and Technical Services - 1.7%
1,221	Charles River Laboratories International, Inc. (a)	207,130
1,999	IDEXX Laboratories, Inc. (a)	1,068,086
4,083	IQVIA Holdings, Inc. (a)	758,866
8,460	Moderna, Inc. (a)(b)	250,078

		2,284,160

	TOTAL COMMON STOCKS (Cost $116,007,211)	$117,403,791

SHORT TERM INVESTMENTS - 25.2%
Money Market Funds - 25.2%

13,072,571	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)	$13,072,571

2,831	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (c)	2,831

21,352,983	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	21,352,983

	TOTAL SHORT TERM INVESTMENTS (Cost $34,428,385)	$34,428,385

	TOTAL INVESTMENTS (Cost $150,435,596) - 111.2% (d)	$151,832,176

	Liabilities in Excess of Other Assets - (11.2)%	(15,264,736)

	TOTAL NET ASSETS - 100.0%	$136,567,440

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $120,437,310.

Direxion Daily Healthcare Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

Total return of Health Care Select Sector Index	SOFR + 0.7500%	J.P. Morgan	12/16/2025	68,950	$96,356,974	$(6,811,437)

Total return of Health Care Select Sector Index	SOFR + 0.6000%	UBS Securities LLC	12/17/2025	40,000	55,167,089	(3,594,560)

Total return of Health Care Select Sector Index	SOFR + 0.6500%	Citibank N.A.	12/19/2025	43,128	58,067,594	(1,449,134)

Total return of Health Care Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2025	69,943	93,414,664	(1,893,883)

					$303,006,321	$(13,749,014)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Homebuilders & Supplies Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 80.3%
Building Material and Garden Equipment and Supplies Dealers - 7.2%
65,499	Lowe’s Companies, Inc.	14,643,612
71,969	MasterBrand, Inc. (a)	793,818
40,259	The Home Depot, Inc.	14,795,585

		30,233,015

Construction of Buildings - 46.7%
36,440	Beazer Homes USA, Inc. (a)	856,340
35,167	Century Communities, Inc.	1,979,550
361,695	D.R. Horton, Inc.	51,664,514
37,484	Dream Finders Home, Inc. (a)(b)	949,095
39,649	Green Brick Partners , Inc. (a)	2,455,859
6,053	Hovnanian Enterprises, Inc. (a)	723,152
93,854	KB Home	5,186,372
14,065	Lennar Corp.	1,507,487
303,771	Lennar Corp. Class A (b)	34,077,031
26,947	LGI Homes, Inc. (a)(b)	1,435,467
35,040	M/I Homes, Inc. (a)	4,211,457
93,976	Meritage Homes Corp.	6,328,344
3,821	NVR, Inc. (a)	28,846,601
262,216	PulteGroup, Inc.	29,609,431
131,314	Taylor Morrison Home Corp. (a)	7,784,294
130,093	Toll Brothers, Inc.	15,397,807
118,606	TRI Pointe Group, Inc. (a)	3,653,065

		196,665,866

Furniture and Related Product Manufacturing - 0.3%
8,419	American Woodmark Corp. (a)	442,924
23,454	La-Z-Boy, Inc. (b)	843,640

		1,286,564

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 1.3%
30,556	Arhaus, Inc. (a)(b)	267,670
12,852	Ethan Allen Interiors, Inc.	382,604
61,112	Floor & Decor Holdings, Inc. Class A (a)	4,683,624

		5,333,898

Machinery Manufacturing - 0.3%
81,070	Hayward Holdings, Inc. (a)	1,246,857

Merchant Wholesalers, Durable Goods - 6.8%
62,770	Builders FirstSource, Inc. (a)	7,979,950
68,303	Fortune Brands Innovations, Inc.	3,725,246
22,167	Griffon Corp.	1,801,512
76,746	Leggett & Platt, Inc.	732,924
18,129	Lennox International, Inc.	11,040,561
29,465	Mohawk Industries, Inc. (a)	3,374,037

		28,654,230

Merchant Wholesalers, Nondurable Goods - 3.2%
40,630	The Sherwin Williams Co.	13,443,654

Nonmetallic Mineral Product Manufacturing - 2.8%
18,901	Eagle Materials, Inc.	4,239,305
48,300	Owens Corning	6,734,469
26,672	Quanex Building Products Corp.	519,571

		11,493,345

Primary Metal Manufacturing - 0.3%
16,744	Gibraltar Industries, Inc. (a)	1,105,606

Professional, Scientific, and Technical Services - 1.0%
23,762	Simpson Manufacturing Co., Inc.	4,263,616

Specialty Trade Contractors - 4.7%
29,803	Installed Building Products, Inc. (b)	6,028,849
37,186	TopBuild Corp. (a)(b)	13,774,810

		19,803,659

Wood Product Manufacturing - 5.7%
10,486	Cavco Industries, Inc. (a)	4,232,884
68,947	Champion Homes, Inc. (a)	4,198,872
48,449	JELD-WEN Holding, Inc. (a)	218,020
119,790	Masco Corp.	8,161,293
60,896	Trex Company, Inc. (a)	3,911,959
34,291	UFP Industries, Inc.	3,360,518

		24,083,546

	TOTAL COMMON STOCKS (Cost $344,533,171)	$337,613,856

SHORT TERM INVESTMENTS - 22.0%
Money Market Funds - 22.0%

21,865,795	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$21,865,795

9,684,167	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (c)	9,684,167

2,980,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (c)	2,980,000

58,582,039	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	58,582,039

	TOTAL SHORT TERM INVESTMENTS (Cost $93,112,001)	$93,112,001

	TOTAL INVESTMENTS (Cost $437,645,172) - 102.3% (e)	$430,725,857

	Liabilities in Excess of Other Assets - (2.3)%	(9,864,510)

	TOTAL NET ASSETS - 100.0%	$420,861,347

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $324,293,094.

Long Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Direxion Daily Homebuilders & Supplies Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 0.9000%	BNP Paribas	12/5/2025	3,910	$70,262,124	$(2,569,876)

Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 0.8500%	Goldman Sachs	12/10/2025	11,988	203,165,593	6,778,448

Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 0.6700%	Bank of America Merrill Lynch	12/11/2025	17,782	309,360,742	2,895,938

Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 0.7500%	Citibank N.A.	12/19/2025	7,767	126,537,345	9,519,586

Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 0.7000%	Barclays	12/22/2025	10,966	178,888,028	13,387,186

					$888,213,832	$30,011,282

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Industrials Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 63.6%
Administrative and Support Services - 6.6%
477	Allegion PLC ADR (Ireland)	$79,144
2,250	Automatic Data Processing, Inc.	696,375
651	Broadridge Financial Solutions, Inc.	161,129
688	Equifax, Inc.	165,278
1,558	Rollins, Inc.	89,226
11,592	Uber Technologies, Inc. (a)	1,017,198
2,030	Waste Management, Inc.	465,195

		2,673,545

Air Transportation - 1.1%
3,619	Delta Air Lines, Inc.	192,567
3,159	Southwest Airlines Co.	97,708
1,810	United Continental Holdings, Inc. (a)	159,841

		450,116

Apparel Manufacturing - 1.1%
1,903	Cintas Corp.	423,513

Building Material and Garden Equipment and Supplies Dealers - 0.2%
290	Snap-on, Inc.	93,145

Computer and Electronic Product Manufacturing - 6.3%
1,280	AMETEK, Inc.	236,608
1,884	Fortive Corp.	90,300
1,036	L3Harris Technologies, Inc.	284,714
750	Northrop Grumman Corp.	432,458
2,188	Otis Worldwide Corp.	187,490
7,406	RTX Corp.	1,166,963
1,374	Veralto Corp.	144,036

		2,542,569

Couriers and Messengers - 1.6%
1,222	FedEx Corp.	273,105
4,067	United Parcel Service, Inc. Class B	350,412

		623,517

Electrical Equipment, Appliance, and Component Manufacturing - 2.7%
644	A.O. Smith Corp.	45,589
410	Axon Enterprise, Inc. (a)	309,751
3,118	Emerson Electric Co.	453,700
328	Generac Holdings, Inc. (a)	63,858
625	Rockwell Automation, Inc.	219,819

		1,092,717

Fabricated Metal Product Manufacturing - 0.4%
912	Pentair PLC ADR (Ireland)	93,206
858	Stanley Black & Decker, Inc.	58,044

		151,250

Machinery Manufacturing - 14.0%
4,420	Carrier Global Corp.	303,300
2,607	Caterpillar, Inc.	1,141,918
764	Cummins, Inc.	280,862
1,399	Deere & Co.	733,593
5,911	GE Aerospace	1,602,354
419	IDEX Corp.	68,511
2,236	Ingersoll Rand, Inc.	189,233
300	Nordson Corp.	64,263
708	Parker Hannifin Corp.	518,185
1,236	Trane Technologies PLC ADR (Ireland)	541,467
1,349	Xylem, Inc.	195,092

		5,638,778

Merchant Wholesalers, Durable Goods - 3.8%
613	Builders FirstSource, Inc. (a)	77,931
4,873	Copart, Inc. (a)	220,893
6,359	Fastenal Co.	293,341
296	Hubbell, Inc.	129,494
218	Huntington Ingalls Industries, Inc.	60,791
3,648	Johnson Controls International PLC ADR (Ireland)	383,040
177	Lennox International, Inc.	107,793
242	W.W. Grainger, Inc.	251,569

		1,524,852

Merchant Wholesalers, Nondurable Goods - 0.9%
1,478	Illinois Tool Works, Inc.	378,324

Miscellaneous Manufacturing - 1.6%
2,983	3M Co.	445,123
760	Dover Corp.	137,666
1,001	Textron, Inc.	77,848

		660,637

National Security and International Affairs - 0.3%
714	Leidos Holdings, Inc.	113,990

Primary Metal Manufacturing - 1.0%
2,238	Howmet Aerospace, Inc.	402,325

Professional, Scientific, and Technical Services - 3.6%
2,169	Eaton Corporation PLC ADR (Ireland)	834,458
666	Jacobs Solutions, Inc.	94,485
1,777	Paychex, Inc.	256,474
270	Paycom Software, Inc.	62,516
775	Verisk Analytics, Inc. Class A	216,000

		1,463,933

Publishing Industries - 0.1%
886	Dayforce, Inc. (a)	51,096

Rail Transportation - 2.7%
10,413	CSX Corp.	370,078
3,312	Union Pacific Corp.	735,165

		1,105,243

Rental and Leasing Services - 0.8%
360	United Rentals, Inc.	317,858

Specialty Trade Contractors - 0.8%
822	Quanta Services, Inc.	333,839

Support Activities for Transportation - 1.4%
658	C.H. Robinson Worldwide, Inc.	75,880
759	Expeditors International of Washington, Inc.	88,226
434	J.B. Hunt Transport Services, Inc.	62,518
1,250	Norfolk Southern Corp.	347,500

		574,124

Transportation Equipment Manufacturing - 8.9%
4,180	Boeing Co. (a)	927,291
1,396	General Dynamics Corp.	435,008
3,563	Honeywell International, Inc.	792,233
1,156	Lockheed Martin Corp.	486,653
2,910	Paccar, Inc.	287,392

Direxion Daily Industrials Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

311	TransDigm Group, Inc.	500,231
949	Wabtec Corp.	182,255

		3,611,063

Truck Transportation - 0.4%
1,031	Old Dominion Freight Line, Inc.	153,877

Utilities - 2.5%
1,513	GE Vernova, Inc.	999,019

Waste Management and Remediation Services - 0.6%
1,126	Republic Services, Inc.	259,712

Wood Product Manufacturing - 0.2%
1,169	Masco Corp.	79,644

	TOTAL COMMON STOCKS (Cost $21,790,678)	$25,718,686

SHORT TERM INVESTMENTS - 35.5%
Money Market Funds - 35.5%

7,759,034	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$7,759,034

61	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (c)	61

6,558,962	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	6,558,962

	TOTAL SHORT TERM INVESTMENTS (Cost $14,318,057)	$14,318,057

	TOTAL INVESTMENTS (Cost $36,108,735) - 99.1% (e)	$40,036,743

	Other Assets in Excess of Liabilities - 0.9%	351,216

	TOTAL NET ASSETS - 100.0%	$40,387,959

Percentages	are stated as a percent of net assets.
The	geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $27,532,428.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Industrials Select Sector Index	SOFR + 0.7000%	Bank of America Merrill Lynch	12/11/2025	5,881	$8,851,034	$136,580

Total return of Industrials Select Sector Index	SOFR + 0.7500%	J.P. Morgan	12/16/2025	12,983	17,398,702	2,206,735

Total return of Industrials Select Sector Index	SOFR + 0.6000%	UBS Securities LLC	12/17/2025	17,001	23,323,725	2,416,600

Total return of Industrials Select Sector Index	SOFR + 0.8000%	Citibank N.A.	12/19/2025	16,007	21,098,634	3,088,998

Total return of Industrials Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2025	10,412	13,339,151	2,462,536

					$84,011,246	$10,311,449

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 67.8%
Administrative and Support Services - 2.8%
6,014	Royalty Pharma PLC ADR (United Kingdom)	$221,315

Ambulatory Health Care Services - 4.9%
1,895	Axsome Therapeutics, Inc. (a)	192,115
22,805	Viatris, Inc.	199,316

		391,431

Chemical Manufacturing - 47.2%
4,474	Amphastar Pharmaceuticals, Inc. (a)	93,730
1,975	ANI Pharmaceuticals, Inc. (a)	125,116
4,082	Bristol-Myers Squibb Co.	176,791
2,769	Collegium Pharmaceutical, Inc. (a)	82,682
2,875	Corcept Therapeutics, Inc. (a)	193,114
6,079	CorMedix, Inc. (a)	70,942
7,807	Edgewise Therapeutics, Inc. (a)	111,328
14,351	Elanco Animal Health, Inc. (a)	196,322
253	Eli Lilly & Co.	187,238
2,175	Enliven Therapeutics, Inc. (a)(b)	40,912
5,598	Evolus, Inc. (a)	49,934
4,684	Harmony Biosciences Holdings, Inc. (a)	164,783
5,416	Innoviva, Inc. (a)(b)	98,409
1,853	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	212,409
1,511	LENZ Therapeutics, Inc. (a)(b)	44,982
874	Ligand Pharmaceuticals, Inc. (a)	115,001
2,549	Merck & Co., Inc.	199,128
11,556	Ocular Therapeutix, Inc. (a)	133,819
20,315	Organon & Co.	197,056
5,824	Pacira BioSciences, Inc. (a)	122,828
7,482	Perrigo Co. PLC ADR (Ireland)	199,545
8,366	Pfizer, Inc.	194,844
1,749	Phibro Animal Health Corp.	46,349
2,405	Prestige Consumer Healthcare, Inc. (a)	177,850
3,473	Supernus Pharmaceuticals, Inc. (a)	121,902
11,617	Wave Life Sciences Ltd. ADR (Singapore) (a)	94,098
22,319	Xeris Biopharma Holdings, Inc. (a)	113,604
2,957	Zevra Therapeutics, Inc. (a)	32,852
1,231	Zoetis, Inc.	179,467

		3,777,035

3.8%
14,634	Amneal Pharmaceuticals, Inc. (a)	114,438
4,972	Tarsus Pharmaceuticals, Inc. (a)	193,013

		307,451

Miscellaneous Manufacturing - 3.3%
4,507	EyePoint Pharmaceuticals, Inc. (a)	44,259
1,319	Johnson & Johnson	217,292

		261,551

Services - 4.3%
7,903	Arvinas, Inc. (a)	58,798
3,091	Harrow, Inc. (a)	98,170
6,268	Liquidia Corp. (a)	117,149
9,463	Trevi Therapeutics, Inc. (a)	70,074

		344,191

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.7%
24,442	Nuvation Bio, Inc. (a)(b)	57,683

Support Activities for Mining - 0.8%
7,004	Mind Medicine MindMed, Inc. ADR (Canada) (a)(b)	63,666

	TOTAL COMMON STOCKS (Cost $5,468,382)	$5,424,323

SHORT TERM INVESTMENTS - 40.2%
Money Market Funds - 40.2%

1,333,443	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$1,333,443

1,240,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (c)	1,240,000

646,556	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	646,556

	TOTAL SHORT TERM INVESTMENTS (Cost $3,219,999)	$3,219,999

	TOTAL INVESTMENTS (Cost $8,688,381) - 108.0% (e)	$8,644,322

	Liabilities in Excess of Other Assets - (8.0)%	(638,729)

	TOTAL NET ASSETS - 100.0%	$8,005,593

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,951,582.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of S&P Pharmaceuticals Select Industry Index	SOFR + 0.6000%	UBS Securities LLC	12/17/2025	1,079	$4,790,977	$257,157

Total return of S&P Pharmaceuticals Select Industry Index	SOFR + 0.8500%	Citibank N.A.	12/19/2025	860	4,033,755	3,940

Total return of S&P Pharmaceuticals Select Industry Index	SOFR + 0.7000%	Barclays	12/22/2025	1,996	8,905,209	442,811

					$17,729,941	$703,908

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 76.8%
Accommodation - 0.8%
28,204	Host Hotels & Resorts, Inc.	$443,367

Administrative and Support Services - 2.1%
11,996	Iron Mountain, Inc.	1,167,930

Professional, Scientific, and Technical Services - 2.0%
8,628	Extra Space Storage, Inc.	1,159,258

Real Estate - 61.8%
6,260	Alexandria Real Estate Equities, Inc.	478,452
19,033	American Tower Corp.	3,966,287
5,781	AvalonBay Communities, Inc.	1,076,885
5,922	BXP, Inc.	387,476
4,344	Camden Property Trust	474,365
11,938	CBRE Group, Inc. Class A (a)	1,859,224
17,704	Crown Castle, Inc.	1,860,513
12,871	Digital Realty Trust, Inc.	2,270,959
13,903	Equity Residential	878,670
2,617	Essex Property Trust, Inc.	680,891
3,156	Federal Realty Investment Trust	290,857
28,245	Healthpeak Properties, Inc.	478,470
23,175	Invitation Homes, Inc.	710,314
27,504	Kimco Realty Corp.	583,910
4,759	Mid-America Apartment Communities, Inc.	677,824
37,728	Prologis, Inc.	4,028,596
6,419	Public Storage	1,745,583
36,718	Realty Income Corp.	2,060,981
6,643	Regency Centers Corp.	474,310
12,475	Simon Property Group, Inc.	2,043,280
12,257	UDR, Inc.	481,578
18,348	Ventas, Inc.	1,232,619
42,961	VICI Properties, Inc.	1,400,529
25,259	Welltower, Inc.	4,169,503
29,486	Weyerhaeuser Co.	738,624

		35,050,700

Telecommunications - 7.2%
3,977	Equinix, Inc.	3,122,621
4,368	SBA Communications Corp.	981,577

		4,104,198

Web Search Portals, Libraries, Archives, and Other Information Services - 2.9%
17,151	CoStar Group, Inc. (a)	1,632,604

	TOTAL COMMON STOCKS (Cost $44,674,713)	$43,558,057

SHORT TERM INVESTMENTS - 27.2%
Money Market Funds - 27.2%
8,917,101	Dreyfus Government Cash Management Institutional Shares, 4.20% (b)	$8,917,101

6,535,504	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (b)	6,535,504

	TOTAL SHORT TERM INVESTMENTS (Cost $15,452,605)	$15,452,605

	TOTAL INVESTMENTS (Cost $60,127,318) - 104.0% (c)	$59,010,662

	Liabilities in Excess of Other Assets - (4.0)%	(2,268,467)

	TOTAL NET ASSETS - 100.0%	$56,742,195

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $46,693,054.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Real Estate Select Sector Index	SOFR + 1.0000%	Bank of America Merrill Lynch	12/11/2025	142,777	$29,128,001	$(241,221)

Total return of Real Estate Select Sector Index	SOFR + 0.7500%	J.P. Morgan	12/16/2025	344,363	69,814,709	(257,417)

Total return of Real Estate Select Sector Index	SOFR + 0.2300%	UBS Securities LLC	12/17/2025	135,787	26,312,643	1,213,147

					$125,255,353	$714,509

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Real Estate Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 96.3%
Money Market Funds - 96.3%
19,547,479	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$19,547,479

25,310,676	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	25,310,676

	TOTAL SHORT TERM INVESTMENTS (Cost $44,858,155) (b)	$44,858,155

	TOTAL INVESTMENTS (Cost $44,858,155) - 96.3%	$44,858,155

	Other Assets in Excess of Liabilities - 3.7%	1,707,285

	TOTAL NET ASSETS - 100.0%	$46,565,440

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,481,636.

Short Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 0.8000%	Total return of Real Estate Select Sector Index	Bank of America Merrill Lynch	12/11/2025	199,312	$40,281,011	$28,730

SOFR + 0.5500%	Total return of Real Estate Select Sector Index	J.P. Morgan	12/16/2025	388,015	80,688,273	2,349,524

SOFR + (0.1000)%	Total return of Real Estate Select Sector Index	UBS Securities LLC	12/17/2025	99,667	20,473,062	262,987

					$141,442,346	$2,641,241

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Regional Banks Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 72.9%
Credit Intermediation and Related Activities - 64.8%
14,171	1st Source Corp.	$847,709
28,822	Amalgamated Financial Corp.	835,550
31,265	Amerant Bancorp, Inc.	603,414
67,168	Ameris Bancorp	4,590,933
218,236	Associated Banc-Corp.	5,399,159
224,991	Atlantic Union Bankshares Corp.	7,132,215
53,827	Axos Financial, Inc. (a)	4,647,961
14,228	BancFirst Corp.	1,771,670
68,669	Bank of Hawaii Corp.	4,249,238
173,780	Bank OZK (b)	8,567,354
135,159	BankUnited, Inc.	4,929,249
35,061	Banner Corp.	2,176,412
81,384	Berkshire Hills Bancorp, Inc.	2,005,302
28,756	BOK Financial Corp.	2,919,597
79,059	Brookline Bancorp, Inc.	815,889
5,626	Burke & Herbert Financial Services Corp.	326,252
194,170	Cadence Bank	6,766,824
12,072	Camden National Corp.	455,235
118,567	Capitol Federal Financial, Inc.	713,773
57,787	Cathay General Bancorp	2,613,128
264,969	Citizens Financial Group, Inc.	12,644,321
10,100	City Holding Co. (b)	1,233,210
16,923	Coastal Financial Corp. (a)	1,627,993
292,190	Columbia Banking System, Inc. (b)	6,954,122
93,758	Commerce Bancshares, Inc.	5,737,990
35,575	Community Bank System, Inc.	1,874,802
8,178	Community Trust Bancorp, Inc.	441,448
29,391	ConnectOne Bancorp, Inc. (b)	676,875
37,932	Customers Bancorp, Inc. (a)	2,418,165
112,147	CVB Financial Corp.	2,096,027
38,270	Dime Community Bancshares, Inc.	1,060,462
52,470	Eagle Bancorp, Inc.	844,242
116,949	East West Bancorp, Inc.	11,724,137
206,118	Eastern Bankshares, Inc.	3,184,523
29,767	Enterprise Financial Services Corp.	1,642,841
415,715	F.N.B. Corp.	6,368,754
35,190	FB Financial Corp.	1,715,864
22,009	Financial Institutions, Inc.	561,009
26,714	First Bancorp (b)	1,338,104
180,595	First BanCorp ADR	3,761,794
78,593	First Busey Corp.	1,754,196
109,477	First Commonwealth Financial Corp.	1,807,465
63,353	First Financial Bancorp	1,535,677
77,252	First Financial Bankshares, Inc.	2,674,464
8,977	First Financial Corp.	480,718
134,256	First Hawaiian, Inc.	3,255,708
549,587	First Horizon National Corp.	11,986,492
42,651	First Merchants Corp.	1,625,856
757,643	Flagstar Financial, Inc. (b)	8,553,789
43,442	Flushing Finanicial Corp.	520,870
189,447	Fulton Financial Corp.	3,400,574
4,903	Great Southern Bancorp, Inc.	279,177
97,384	Hancock Whitney Corp.	5,815,772
26,605	Hanmi Financial Corp. Class A	606,860
35,984	HarborOne Bancorp, Inc.	425,691
46,309	Heritage Commerce Corp.	428,358
37,704	Heritage Financial Corp.	849,848
54,755	Hilltop Holdings, Inc.	1,620,748
144,040	Hope Bancorp, Inc.	1,438,960
24,582	Horizon Bancorp, Inc.	380,775
681,774	Huntington Bancshares, Inc.	11,201,547
48,047	Independent Bank Corp. (Massachusetts)	3,053,387
14,782	Independent Bank Corp. (Michigan)	451,590
41,906	International Bancshares Corp.	2,857,151
49,376	Kearny Financial Corp.	292,800
27,045	Lakeland Financial Corp.	1,713,842
48,837	Live Oak Bancshares, Inc.	1,543,738
59,447	M&T Bank Corp.	11,217,649
8,338	Mercantile Bank Corp.	380,963
31,867	Meta Financial Group, Inc.	2,409,942
18,301	Midland States Bancorp, Inc.	310,385
14,930	MidWestOne Financial Group, Inc.	411,172
41,329	NBT Bancorp, Inc.	1,710,194
8,986	Nicolet Bankshares, Inc.	1,159,194
6,739	Northeast Bank	668,307
24,446	Northfield Bancorp, Inc.	260,350
44,971	OceanFirst Financial Corp.	754,613
50,388	OFG Bancorp ADR	2,147,537
443,688	Old National Bancorp	9,366,254
32,430	Old Second Bancorp, Inc.	550,337
18,751	Origin Bancorp, Inc.	685,349
22,269	Orrstown Financial Services, Inc.	731,759
137,340	Pacific Premier Bancorp, Inc.	2,976,158
8,242	Park National Corp.	1,334,132
15,712	Peapack-Gladstone Financial Corp.	400,342
22,291	Peoples Bancorp, Inc.	638,414
72,783	Pinnacle Financial Partners, Inc.	6,396,898
86,003	Popular, Inc. ADR	9,854,224
17,039	Preferred Bank	1,547,482
108,109	Prosperity Bancshares, Inc.	7,202,222
102,198	Provident Financial Services, Inc.	1,862,048
492,140	Regions Financial Corp.	12,465,906
110,052	Renasant Corp.	4,032,305
27,329	S&T Bancorp, Inc.	1,001,335
64,964	Seacoast Banking Corp. of Florida	1,831,335
104,468	Simmons First National Corp.	2,002,652
18,284	Southside Bancshares, Inc.	538,281
38,613	Stellar Bancorp, Inc.	1,140,242
194,573	Synovus Financial Corp.	9,191,628
70,742	Texas Capital Bancshares, Inc. (a)	5,940,206
54,911	TFS Financial Corp.	719,883
68,993	The Bancorp, Inc. (a)	4,357,598
2,807	The Hingham Institution for Savings (b)	687,378
7,854	Tompkins Financial Corp.	507,997
38,737	Towne Bank	1,356,957
16,404	TriCo Bancshares	674,532
34,058	Triumph Financial, Inc. (a)	1,931,770
272,474	Truist Financial Corp.	11,909,838

Direxion Daily Regional Banks Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

13,469	TrustCo Bank Corp. NY	452,020
48,430	Trustmark Corp.	1,804,017
83,391	UMB Financial Corp.	9,172,176
115,112	United Bankshares, Inc.	4,088,778
108,388	United Community Banks, Inc.	3,305,834
18,593	Univest Financial Corp.	536,222
1,171,343	Valley National Bancorp	10,858,350
85,790	WaFd, Inc.	2,496,918
25,439	Washington Trust Bancorp, Inc.	685,327
203,523	Webster Financial Corp.	11,733,101
90,891	WesBanco, Inc.	2,738,546
27,923	Westamerica Bancorp	1,337,512
147,464	Western Alliance Bancorp (b)	11,437,308
67,410	Wintrust Financial Corp.	8,627,132
54,666	WSFS Financial Corp.	2,997,883
224,286	Zions Bancorp	12,026,215

		410,392,707

Management of Companies and Enterprises - 7.9%
312,045	Banc of California, Inc.	4,530,893
23,890	Byline Bancorp, Inc.	628,307
23,565	Central Pacific Financial Corp.	628,243
22,093	Columbia Financial, Inc. (a)(b)	317,918
64,424	Cullen/Frost Bankers, Inc.	8,208,262
8,394	Equity Bancshares, Inc.	315,447
7,728	Esquire Financial Holdings, Inc.	740,961
105,460	First Foundation, Inc. (a)	513,590
124,313	First Interstate BancSystem, Inc.	3,578,971
103,856	Glacier Bancorp, Inc. (b)	4,552,008
152,464	Home Bancshares, Inc.	4,293,386
15,351	Metropolitan Bank Holding Corp.	1,082,860
36,712	National Bank Holdings Corp.	1,360,547
35,252	NB Bancorp, Inc.	607,392
4,336	Northrim BanCorp, Inc.	362,186
115,903	Northwest Bancshares, Inc.	1,356,065
35,382	ServisFirst Bancshares, Inc.	2,782,794
122,365	South State Corp.	11,523,112
15,269	Stock Yards Bancorp, Inc.	1,141,510
54,580	Veritex Holdings, Inc.	1,731,278

		50,255,730

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.2%
14,538	QCR Holdings, Inc.	1,032,198

	TOTAL COMMON STOCKS (Cost $436,396,328)	$461,680,635

SHORT TERM INVESTMENTS - 32.4%
Money Market Funds - 32.4%

60,575,285	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$60,575,285

89,006,992	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (c)	89,006,992

15,077,384	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (c)	15,077,384

40,752,975	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	40,752,975

	TOTAL SHORT TERM INVESTMENTS (Cost $205,412,636)	$205,412,636

	TOTAL INVESTMENTS (Cost $641,808,964) - 105.3% (e)	$667,093,271

	Liabilities in Excess of Other Assets - (5.3)%	(33,468,380)

	TOTAL NET ASSETS - 100.0%	$633,624,891

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $460,340,741.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of S&P Regional Banks Select Industry Index	SOFR + 0.8500%	Goldman Sachs	12/10/2025	159,809	$ 295,782,023	$ 3,262,716

Total return of S&P Regional Banks Select Industry Index	SOFR + 0.7800%	Bank of America Merrill Lynch	12/11/2025	68,794	130,150,735	(905,940)

Total return of S&P Regional Banks Select Industry Index	SOFR + 0.5500%	Societe Generale	12/12/2025	65,000	132,368,600	(11,663,602)

Total return of S&P Regional Banks Select Industry Index	SOFR + 0.8500%	J.P. Morgan	12/16/2025	99,096	190,002,001	(4,694,618)

Total return of S&P Regional Banks Select Industry Index	SOFR + 0.6500%	UBS Securities LLC	12/17/2025	97,451	187,264,534	(4,952,847)

Total return of S&P Regional Banks Select Industry Index	SOFR + 0.6500%	Citibank N.A.	12/19/2025	161,256	279,841,510	23,477,156

Total return of S&P Regional Banks Select Industry Index	SOFR + 0.7500%	Barclays	12/22/2025	110,000	177,433,273	29,446,778

					$ 1,392,842,676	$ 33,969,643

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Retail Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 70.0%
Administrative and Support Services - 0.9%
15,689	Revolve Group, Inc. (a)	$325,547

Building Material and Garden Equipment and Supplies Dealers - 1.1%
6,474	Tractor Supply Co.	368,694

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 15.8%
4,204	Abercrombie & Fitch Co. Class A (a)	403,668
7,345	Academy Sports & Outdoors, Inc.	373,053
32,851	American Eagle Outfitters, Inc. (b)	354,791
12,646	Bath & Body Works, Inc.	366,228
2,046	Boot Barn Holdings, Inc. (a)	351,707
18,526	Caleres, Inc.	254,362
13,748	Foot Locker, Inc. (a)	344,250
14,860	Gap, Inc.	289,176
2,435	Ross Stores, Inc.	332,475
9,273	Shoe Carnival, Inc. (b)	189,726
4,193	Signet Jewelers Ltd. ADR	331,666
52,298	Stitch Fix, Inc. (a)	247,369
7,608	The Buckle, Inc.	375,607
54,737	The RealReal, Inc. (a)(b)	287,917
2,665	TJX Companies, Inc.	331,872
4,796	Urban Outfitters, Inc. (a)	361,043
15,816	Victoria’s Secret & Co. (a)	297,341

		5,492,251

Food and Beverage Retailers - 5.5%
15,615	Albertsons Companies, Inc. Class A	300,120
24,970	Grocery Outlet Holding Corp. (a)	328,855
4,494	Ingles Markets, Inc.	282,808
5,140	Kroger Co.	360,314
2,077	Sprouts Farmers Market, Inc. (a)	314,749
4,457	Weis Markets, Inc.	322,731

		1,909,577

Food and Beverage Stores - 0.7%
6,007	Natural Grocers by Vitamin Cottage, Inc.	227,605

Food Services and Drinking Places - 1.0%
664	Casey’s General Stores, Inc.	345,366

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 1.6%
4,571	Best Buy Co., Inc.	297,389
11,632	GameStop Corp. Class A (a)(b)	261,139

		558,528

General Merchandise Retailers - 16.1%
1,557	Amazon.com, Inc. (a)	364,509
3,054	BJ’s Wholesale Club Holdings, Inc. (a)	323,419
1,392	Burlington Stores, Inc. (a)	379,960
333	Costco Wholesale Corp.	312,900
825	Dillard’s, Inc. Class A (b)	385,217
2,978	Dollar General Corp.	312,392
3,526	Dollar Tree, Inc. (a)	400,377
4,265	eBay, Inc.	391,314
5,518	Etsy, Inc. (a)	321,534
2,658	Five Below, Inc. (a)	362,870
37,826	Kohl’s Corp. (b)	410,034
27,313	Macy’s, Inc.	344,963
3,083	PriceSmart, Inc.	331,423
3,384	Target Corp.	340,092
3,468	Walmart, Inc.	339,795
784	Winmark Corp.	295,897

		5,616,696

Health and Personal Care Retailers - 4.1%
36,257	Sally Beauty Holdings, Inc. (a)	353,143
725	Ulta Beauty, Inc. (a)	373,382
29,289	Walgreens Boots Alliance, Inc.	340,924
14,694	Warby Parker, Inc. (a)	351,922

		1,419,371

Merchant Wholesalers, Durable Goods - 0.2%
1,900	America’s Car-Mart, Inc. (a)(b)	85,576

Miscellaneous Manufacturing - 1.1%
15,461	National Vision Holdings, Inc. (a)	375,084

Motor Vehicle and Parts Dealers - 11.4%
6,446	Advance Auto Parts, Inc. (b)	342,089
1,365	Asbury Automotive Group, Inc. (a)	303,194
1,710	AutoNation, Inc. (a)	329,414
91	AutoZone, Inc. (a)	342,923
4,896	CarMax, Inc. (a)	277,163
975	Carvana Co. (a)	380,416
63,344	EVgo, Inc. (a)	213,469
750	Group 1 Automotive, Inc.	309,112
8,623	MarineMax, Inc. (a)(b)	195,570
800	Murphy USA, Inc.	289,984
3,689	O’Reilly Automotive, Inc. (a)	362,702
1,974	Penske Automotive Group, Inc.	330,467
4,334	Sonic Automotive, Inc.	313,565

		3,990,068

Professional, Scientific, and Technical Services - 0.9%
10,170	Groupon, Inc. (a)(b)	313,643

Rental and Leasing Services - 0.7%
12,633	Upbound Group, Inc.	260,682

Repair and Maintenance - 0.9%
9,228	Valvoline, Inc. (a)(b)	325,287

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 6.2%
6,734	Build-A-Bear Workshop, Inc.	341,481
17,317	Camping World Holdings, Inc.	239,667
8,149	Chewy, Inc. Class A (a)	299,068
1,796	Dick’s Sporting Goods, Inc.	379,872
15,997	Monro, Inc. (b)	225,478
2,963	Ollie’s Bargain Outlet Holdings, Inc. (a)	404,835
14,815	The ODP Corp. (a)	264,300

		2,154,701

Truck Transportation - 1.8%
986	Lithia Motors, Inc. Class A	283,968
7,519	Maplebear, Inc. (a)(b)	360,686

		644,654

	TOTAL COMMON STOCKS (Cost $21,084,553)	$24,413,330

SHORT TERM INVESTMENTS - 35.5%

Direxion Daily Retail Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Money Market Funds - 35.5%

8,480,722	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$8,480,722

3,770,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (c)	3,770,000

115,501	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	115,501

	TOTAL SHORT TERM INVESTMENTS (Cost $12,366,223)	$12,366,223

	TOTAL INVESTMENTS (Cost $33,450,776) - 105.5% (e)	$36,779,553

	Liabilities in Excess of Other Assets - (5.5)%	(1,912,071)

	TOTAL NET ASSETS - 100.0%	$34,867,482

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $25,087,664.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of S&P Retail Select Industry® Index	SOFR + 0.7500%	J.P. Morgan	12/16/2025	300	$2,336,807	$125,895

Total return of S&P Retail Select Industry® Index	SOFR + 0.5000%	UBS Securities LLC	12/17/2025	6,572	46,534,219	7,672,475

Total return of S&P Retail Select Industry® Index	SOFR + 0.8000%	Citibank N.A.	12/19/2025	465	3,825,255	27,854

Total return of S&P Retail Select Industry® Index	SOFR + 0.7000%	Barclays	12/22/2025	2,281	16,974,461	1,825,189

					$69,670,742	$9,651,413

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily S&P 500® High Beta Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 65.7%
Accommodation - 1.0%
2,237	Airbnb, Inc. Class A (a)	$296,201
9,486	MGM Resorts International (a)	345,765

		641,966

Administrative and Support Services - 1.2%
804	Corpay, Inc. (a)	259,732
1,474	Royal Caribbean Cruises Ltd. ADR (Liberia)	468,541

		728,273

Air Transportation - 1.8%
7,613	Delta Air Lines, Inc.	405,088
8,735	Southwest Airlines Co.	270,173
5,357	United Continental Holdings, Inc. (a)	473,077

		1,148,338

Apparel Manufacturing - 1.0%
2,362	Deckers Outdoor Corp. (a)	250,774
1,191	Ralph Lauren Corp.	355,811

		606,585

Broadcasting and Content Providers - 0.8%
39,561	Warner Bros Discovery, Inc. (a)	521,018

Chemical Manufacturing - 1.1%
6,201	Albemarle Corp. (b)	420,738
3,943	DuPont de Nemours, Inc.	283,502

		704,240

Computer and Electronic Product Manufacturing - 22.4%
4,314	Advanced Micro Devices, Inc. (a)	760,601
3,769	Amphenol Corp. Class A	401,436
1,794	Analog Devices, Inc.	402,986
1,371	Apple, Inc.	284,579
4,353	Arista Networks, Inc. (a)	536,377
2,176	Broadcom, Inc.	639,091
4,252	Dell Technologies, Inc.	564,198
3,685	GE HealthCare Technologies, Inc.	262,814
18,736	Intel Corp. (a)	370,973
1,943	Jabil Circuit, Inc.	433,619
1,905	Keysight Technologies, Inc. (a)	312,249
5,622	Lam Research Corp.	533,191
9,670	Microchip Technology, Inc.	653,595
5,739	Micron Technology, Inc.	626,355
823	Monolithic Power Systems, Inc.	585,351
2,886	NetApp, Inc.	300,519
3,960	NVIDIA Corp.	704,365
2,024	NXP Semiconductors NV ADR (Netherlands)	432,671
11,240	ON Semiconductor Corp. (a)	633,486
1,451	Palto Alto Networks, Inc. (a)	251,894
2,521	Qualcomm, Inc.	369,982
3,045	Seagate Technology Holdings PLC ADR (Ireland)	478,095
5,452	Skyworks Solutions, Inc.	373,680
14,385	Super Micro Computer, Inc. (a)	848,283
5,432	Teradyne, Inc.	583,560
1,822	Texas Instruments, Inc.	329,891
4,193	Trimble, Inc. (a)	351,751
8,361	Western Digital Corp.	657,927
1,173	Zebra Technologies Corp. Class A (a)	397,670

		14,081,189

Credit Intermediation and Related Activities - 2.7%
1,002	American Express Co.	299,909
1,590	Capital One Financial Corp.	341,850
3,769	Citigroup, Inc.	353,155
17,106	KeyCorp	306,539
6,049	Synchrony Financial	421,434

		1,722,887

Electrical Equipment, Appliance, and Component Manufacturing - 1.8%
2,434	Emerson Electric Co.	354,172
2,212	Generac Holdings, Inc. (a)	430,654
890	Rockwell Automation, Inc.	313,022

		1,097,848

Fabricated Metal Product Manufacturing - 1.0%
2,263	Nucor Corp.	323,767
4,452	Stanley Black & Decker, Inc.	301,178

		624,945

Food Services and Drinking Places - 0.6%
1,476	DoorDash, Inc. (a)	369,369

General Merchandise Retailers - 1.1%
1,522	Amazon.com, Inc. (a)	356,315
1,890	Williams-Sonoma, Inc.	353,525

		709,840

Machinery Manufacturing - 1.8%
2,479	Applied Materials, Inc.	446,369
1,234	GE Aerospace	334,513
487	Parker Hannifin Corp.	356,435

		1,137,317

Management of Companies and Enterprises - 0.9%
20,845	Norwegian Cruise Line Holdings Ltd. ADR (a)	532,798

Merchant Wholesalers, Durable Goods - 1.8%
753	Hubbell, Inc.	329,423
2,936	Johnson Controls International PLC ADR (Ireland)	308,280
576	KLA-Tencor Corp.	506,321

		1,144,024

Mining (except Oil and Gas) - 0.6%
9,052	Freeport-McMoRan Copper & Gold, Inc.	364,253

Miscellaneous Manufacturing - 1.3%
1,524	Align Technology, Inc. (a)	196,611
4,264	Estee Lauder Companies, Inc. Class A	398,002
494	Intuitive Surgical, Inc. (a)	237,658

		832,271

Oil and Gas Extraction - 1.1%
19,966	APA Corp.	385,144
8,601	Devon Energy Corp.	285,725

		670,869

Performing Arts, Spectator Sports, and Related Industries - 0.5%
12,668	Caesars Entertainment, Inc. (a)	337,982

Primary Metal Manufacturing - 0.9%
1,900	Howmet Aerospace, Inc.	341,563

Direxion Daily S&P 500® High Beta Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

1,919	Steel Dynamics, Inc.	244,788

		586,351

Professional, Scientific, and Technical Services - 4.7%
2,064	Charles River Laboratories International, Inc. (a)	350,137
1,064	Eaton Corporation PLC ADR (Ireland)	409,342
488	Meta Platforms, Inc.	377,439
10,449	Moderna, Inc. (a)(b)	308,872
2,086	Oracle Corp.	529,364
4,227	Palantir Technologies, Inc. (a)	669,345
304	ServiceNow, Inc. (a)	286,709

		2,931,208

Publishing Industries - 3.0%
1,061	Cadence Design Systems, Inc. (a)	386,809
838	CrowdStrike Holdings, Inc. (a)	380,930
4,947	Dayforce, Inc. (a)	285,294
20,586	Hewlett Packard Enterprise Co.	425,924
686	Synopsys, Inc. (a)	434,560

		1,913,517

Rental and Leasing Services - 0.6%
448	United Rentals, Inc.	395,557

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.0%
2,846	Apollo Global Management, Inc.	413,581
522	Goldman Sachs Group, Inc.	377,714
21,870	Invesco Ltd. ADR	459,489
3,395	KKR & Co., Inc.	497,639
2,392	Morgan Stanley	340,764
2,377	The Blackstone Group, Inc.	411,126

		2,500,313

Specialty Trade Contractors - 0.6%
877	Quanta Services, Inc.	356,176

Support Activities for Mining - 0.5%
13,028	Halliburton Co.	291,827

Support Activities for Transportation - 0.5%
1,738	Expedia, Inc.	313,222

Transportation Equipment Manufacturing - 1.4%
1,396	Boeing Co. (a)	309,689
1,919	Tesla, Inc. (a)	591,570

		901,259

Utilities - 4.1%
1,421	Constellation Energy Corp.	494,281
1,000	GE Vernova, Inc.	660,290
2,764	NRG Energy, Inc.	462,141
239	Texas Pacific Land Corp. (b)	231,383
3,351	Vistra Corp.	698,817

		2,546,912

Water Transportation - 0.9%
18,107	Carnival Corp. ADR (Panama) (a)	539,045

	TOTAL COMMON STOCKS (Cost $35,632,824)	$41,251,399

SHORT TERM INVESTMENTS - 37.1%
Money Market Funds - 37.1%

11,978,937	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$11,978,937

3,770,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (c)	3,770,000

7,570,023	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	7,570,023

	TOTAL SHORT TERM INVESTMENTS (Cost $23,318,960)	$23,318,960

	TOTAL INVESTMENTS (Cost $58,951,784) - 102.8% (e)	$64,570,359

	Liabilities in Excess of Other Assets - (2.8)%	(1,769,905)

	TOTAL NET ASSETS - 100.0%	$62,800,454

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $37,198,283.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of S&P 500® High Beta Index	SOFR + 0.8000%	J.P. Morgan	12/16/2025	1,056	$22,614,170	$2,820,809

Total return of S&P 500® High Beta Index	SOFR + 0.2800%	UBS Securities LLC	12/17/2025	2,098	38,375,788	12,069,582

Total return of S&P 500® High Beta Index	SOFR + 0.7700%	Citibank N.A.	12/19/2025	1,873	32,391,762	12,606,608

Total return of S&P 500® High Beta Index	SOFR + 0.6800%	Barclays	12/22/2025	1,045	24,042,403	1,195,598

					$117,424,123	$28,692,597

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily S&P 500® High Beta Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 138.0%
Money Market Funds - 138.0%

19,993,750	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$19,993,750

2,780,489	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	2,780,489

13,665,564	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	13,665,564

	TOTAL SHORT TERM INVESTMENTS (Cost $36,439,803) (b)	$36,439,803

	TOTAL INVESTMENTS (Cost $36,439,803) - 138.0%	$36,439,803

	Liabilities in Excess of Other Assets - (38.0)%	(10,036,950)

	TOTAL NET ASSETS - 100.0%	$26,402,853

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $24,820,156.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 0.2000%	Total return of S&P 500® High Beta Index	Bank of America Merrill Lynch	12/11/2025	518	$11,230,355	$(1,144,277)

SOFR + 0.5900%	Total return of S&P 500® High Beta Index	J.P. Morgan	12/16/2025	462	10,251,237	(716,782)

SOFR + (0.1000)%	Total return of S&P 500® High Beta Index	UBS Securities LLC	12/17/2025	917	16,574,672	(5,504,148)

SOFR + 0.5700%	Total return of S&P 500® High Beta Index	Citibank N.A.	12/19/2025	682	13,776,569	(2,656,618)

SOFR + 0.4500%	Total return of S&P 500® High Beta Index	Barclays	12/22/2025	689	16,561,026	(121,771)

					$68,393,859	$(10,143,596)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 70.2%
Ambulatory Health Care Services - 2.4%
91,882	ARS Pharmaceuticals, Inc. (a)(b)	$1,624,474
81,110	CareDx, Inc. (a)	996,437
61,712	Keros Therapeutics, Inc. (a)	883,716
65,505	Natera, Inc. (a)	8,755,398
123,679	Veracyte, Inc. (a)	2,907,693

		15,167,718

Chemical Manufacturing - 52.6%
139,051	89bio, Inc. (a)	1,320,985
57,059	AbbVie, Inc.	10,785,292
142,902	Acadia Pharmaceuticals Inc. (a)	3,405,355
302,226	ADMA Biologics, Inc. (a)	5,651,626
56,142	Agios Pharmaceuticals, Inc. (a)	2,089,605
288,619	Akebia Therapeutics, Inc. (a)	1,063,561
183,297	Alkermes PLC ADR (Ireland) (a)	4,855,538
36,590	Alnylam Pharmaceuticals, Inc. (a)	14,352,062
115,938	Altimmune, Inc. (a)(b)	427,811
37,435	Amgen, Inc.	11,047,068
471,703	Amicus Therapeutics, Inc. (a)	2,825,501
100,524	Arbutus Biopharma Corp. ADR (Canada) (a)(b)	329,719
64,073	Arcellx, Inc. (a)(b)	4,574,171
42,793	Arcturus Therapeutics Holdings, Inc. (a)	522,503
112,159	Arcus Biosciences, Inc. (a)(b)	1,024,012
175,420	Arcutis Biotherapeutics, Inc. (a)	2,557,624
161,293	Arrowhead Pharmaceuticals, Inc. (a)	2,548,429
144,206	Avidity Biosciences, Inc. (a)	5,293,802
139,605	Beam Therapeutics, Inc. (a)(b)	2,751,615
342,043	BioCryst Pharmaceuticals, Inc. (a)	2,784,230
82,113	Biogen, Inc. (a)	10,510,464
137,726	Biohaven Ltd. ADR (a)	2,079,663
191,127	BioMarin Pharmaceutical, Inc. (a)	11,056,697
223,651	BridgeBio Pharma, Inc. (a)(b)	10,571,983
54,490	Capricor Therapeutics, Inc. (a)(b)	445,728
108,790	Catalyst Pharmaceuticals, Inc. (a)	2,320,491
81,327	Celldex Therapeutics, Inc. (a)	1,787,567
104,181	Cogent Biosciences, Inc. (a)	1,189,747
103,149	Crinetics Pharmaceuticals, Inc. (a)	2,949,030
138,951	Denali Therapeutics, Inc. (a)	1,921,692
32,414	Dianthus Therapeutics, Inc. (a)(b)	669,997
88,552	Emergent BioSolutions Inc. (a)	520,686
196,279	Exact Sciences Corp. (a)	9,215,299
941,607	Geron Corp. (a)	1,082,848
99,960	Gilead Sciences, Inc.	11,224,508
46,632	GRAIL, Inc. (a)(b)	1,595,281
202,892	Halozyme Therapeutics, Inc. (a)	12,167,433
210,541	Humacyte, Inc. (a)(b)	505,298
286,935	ImmunityBio, Inc. (a)(b)	705,860
86,827	Immunome, Inc. (a)(b)	913,420
158,684	Incyte Corp. (a)	11,883,845
111,493	Insmed, Inc. (a)	11,960,969
146,374	Intellia Therapeutics, Inc. (a)	1,703,793
164,537	Ionis Pharmaceuticals, Inc. (a)(b)	7,071,800
53,335	Janux Therapeutics, Inc. (a)	1,280,840
53,316	KalVista Pharmaceuticals, Inc. (a)	726,697
39,385	Krystal Biotech, Inc. (a)	6,060,170
27,880	Madrigal Pharmaceuticals, Inc. (a)	8,433,979
267,419	MannKind Corp. (a)	1,010,844
21,922	Metsera, Inc. (a)(b)	723,207
65,209	Mineralys Therapeutics, Inc. (a)	922,707
42,279	Mirum Pharmaceuticals, Inc. (a)	2,184,979
128,363	Myriad Genetics, Inc. (a)	492,914
87,988	Neurocrine Biosciences, Inc. (a)	11,282,701
288,688	Novavax, Inc. (a)(b)	1,919,775
48,476	ORIC Pharmaceuticals, Inc. (a)	483,306
110,959	PTC Therapeutics, Inc. (a)	5,782,073
21,081	Regeneron Pharmaceuticals, Inc.	11,498,842
68,939	REGENXBIO, Inc. (a)	586,671
90,390	Replimune Group, Inc. (a)	635,442
58,652	Rhythm Pharmaceuticals, Inc. (a)	4,998,910
20,800	Rigel Pharmaceuticals, Inc. (a)	438,048
671,538	Roivant Sciences Ltd. ADR (Ireland) (a)	7,628,672
168,251	Sarepta Therapeutics, Inc. (a)(b)	2,762,681
113,489	Scholar Rock Holding Corp. (a)(b)	4,204,767
53,874	Soleno Therapeutics, Inc. (a)	4,658,485
57,909	Spyre Therapeutics, Inc. (a)(b)	982,716
58,476	Stoke Therapeutics, Inc. (a)(b)	751,417
226,001	Summit Therapeutics, Inc. (a)(b)	5,959,646
143,256	Syndax Pharmaceuticals, Inc. (a)	1,421,100
134,877	Taysha Gene Therapies, Inc. (a)	368,214
213,922	TG Therapeutics, Inc. (a)(b)	7,594,231
140,766	Travere Therapeutics, Inc. (a)	2,174,835
85,985	Twist Bioscience Corp. (a)	2,886,516
92,167	Ultragenyx Pharmaceutical, Inc. (a)	2,518,002
78,202	uniQure N.V. ADR (Netherlands) (a)	1,088,572
39,516	United Therapeutics Corp. (a)	10,855,045
81,905	Vera Therapeutics, Inc. (a)	1,702,805
119,165	Verastem, Inc. (a)	735,248
53,973	Vericel Corp. (a)	1,885,817
24,145	Vertex Pharmaceuticals, Inc. (a)	11,031,126
178,991	Viking Therapeutics, Inc. (a)(b)	5,829,737
86,840	Viridian Therapeutics, Inc. (a)	1,521,437
102,969	Xencor, Inc. (a)	856,702

		335,144,484

Hospitals - 0.7%
54,999	Nuvalent, Inc. (a)	4,309,172

Merchant Wholesalers, Durable Goods - 0.2%
125,295	Dyne Therapeutics, Inc. (a)	1,234,156

Merchant Wholesalers, Nondurable Goods - 1.9%
105,837	Akero Therapeutics, Inc. (a)	5,170,138
28,187	Praxis Precision Medicines, Inc. (a)	1,528,299
91,528	Protagonist Therapeutics, Inc. (a)(b)	4,929,698
206,798	Relay Therapeutics, Inc. (a)	727,929

		12,356,064

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Miscellaneous Manufacturing - 0.1%
71,569	MiMedx Group, Inc. (a)	514,581

Professional, Scientific, and Technical Services - 11.6%
30,495	AnaptysBio, Inc. (a)	748,652
104,719	Anavex Life Sciences Corp. (a)(b)	1,183,325
163,479	Apellis Pharmaceuticals, Inc. (a)	3,652,121
47,970	Apogee Therapeutics, Inc. (a)	1,835,332
408,578	Ardelyx, Inc. (a)	1,732,371
17,898	ArriVent Biopharma, Inc. (a)	349,190
91,180	CG Oncology, Inc. (a)(b)	2,433,594
129,968	Crispr Therapeutics AG ADR (Switzerland) (a)	7,312,000
44,587	Cullinan Therapeutics, Inc. (a)	346,441
192,645	Cytokinetics, Inc. (a)(b)	7,251,158
112,161	Day One Biopharmaceuticals, Inc. (a)	752,600
184,909	Dynavax Technologies Corp. (a)(b)	2,030,301
263,706	Exelixis, Inc. (a)	9,551,431
124,794	IDEAYA Biosciences, Inc. (a)(b)	3,038,734
119,459	Kura Oncology, Inc. (a)	722,727
45,611	Kymera Therapeutics, Inc. (a)	1,995,481
393,695	Moderna, Inc. (a)	11,637,624
86,064	Nurix Therapeutics, Inc. (a)	969,080
404,786	Recursion Pharmaceuticals, Inc. (a)(b)	2,408,477
173,857	Revolution Medicines, Inc. (a)	6,479,650
187,327	Vaxcyte, Inc. (a)	6,359,752
150,043	Vir Biotechnology, Inc. (a)	760,718

		73,550,759

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.6%
35,789	Disc Medicine, Inc. (a)(b)	2,138,751
121,006	Immunovant, Inc. (a)(b)	1,945,776

		4,084,527

Support Activities for Transportation - 0.1%
332,383	Iovance Biotherapeutics, Inc. (a)	854,224

	TOTAL COMMON STOCKS (Cost $445,477,132)	$447,215,685

SHORT TERM INVESTMENTS - 41.7%
Money Market Funds - 41.7%

103,434,397	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$103,434,397

27,869,596	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (c)	27,869,596

68,331,150	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (c)	68,331,150

65,974,124	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	65,974,124

	TOTAL SHORT TERM INVESTMENTS (Cost $265,609,267)	$265,609,267

	TOTAL INVESTMENTS (Cost $711,086,399) - 111.9% (e)	$712,824,952

	Liabilities in Excess of Other Assets - (11.9)%	(76,129,490)

	TOTAL NET ASSETS - 100.0%	$636,695,462

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $473,467,432.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of S&P Biotechnology Select Industry Index	SOFR + 0.9500%	BNP Paribas	12/5/2025	12,129	$93,373,408	$(15,552,194)

Total return of S&P Biotechnology Select Industry Index	SOFR + 0.8500%	Goldman Sachs	12/10/2025	24,749	185,141,541	(25,843,957)

Total return of S&P Biotechnology Select Industry Index	SOFR + 0.6800%	Bank of America Merrill Lynch	12/11/2025	35,666	243,872,926	(12,343,526)

Total return of S&P Biotechnology Select Industry Index	SOFR + 0.6000%	J.P. Morgan	12/16/2025	22,084	145,299,199	611,609

Total return of S&P Biotechnology Select Industry Index	SOFR + 0.5400%	UBS Securities LLC	12/17/2025	25,717	151,771,425	17,507,247

Total return of S&P Biotechnology Select Industry Index	SOFR + 0.8400%	Citibank N.A.	12/19/2025	25,290	165,353,431	2,528,788

Total return of S&P Biotechnology Select Industry Index	SOFR + 0.7700%	Barclays	12/22/2025	73,635	442,531,308	43,423,312

					$1,427,343,238	$10,331,279

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily S&P Biotech Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 97.5%
Money Market Funds - 97.5%

25,533,299	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$25,533,299

6,401,504	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	6,401,504

10,257,299	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	10,257,299

21,601,337	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	21,601,337

	TOTAL SHORT TERM INVESTMENTS (Cost $63,793,439) (b)	$63,793,439

	TOTAL INVESTMENTS (Cost $63,793,439) - 97.5%	$63,793,439

	Other Assets in Excess of Liabilities - 2.5%	1,654,100

	TOTAL NET ASSETS - 100.0%	$65,447,539

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $39,730,597.

Short Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.6300%	Total return of S&P Biotechnology Select Industry Index	Goldman Sachs	12/10/2025	4,800	$34,878,945	$3,812,815

SOFR + 0.4800%	Total return of S&P Biotechnology Select Industry Index	Bank of America Merrill Lynch	12/11/2025	2,489	18,039,519	1,858,273

SOFR + 0.3900%	Total return of S&P Biotechnology Select Industry Index	J.P. Morgan	12/16/2025	4,526	31,088,538	1,233,854

SOFR + 0.1000%	Total return of S&P Biotechnology Select Industry Index	UBS Securities LLC	12/17/2025	1,189	7,724,068	(62,675)

SOFR + 0.5500%	Total return of S&P Biotechnology Select Industry Index	Citibank N.A.	12/19/2025	10,338	72,140,883	3,633,857

SOFR + 0.5300%	Total return of S&P Biotechnology Select Industry Index	Barclays	12/22/2025	6,089	38,421,090	(1,803,095)

					$202,293,043	$8,673,029

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Semiconductor Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 71.3%
Computer and Electronic Product Manufacturing - 58.5%
5,448,117	Advanced Micro Devices, Inc. (a)	$960,557,508
1,409,987	Analog Devices, Inc.	316,725,380
6,568,726	ASE Technology Holding Co., Ltd. ADR (Taiwan)	62,402,897
2,489,583	Broadcom, Inc.	731,190,527
15,432,205	Intel Corp. (a)	305,557,659
3,731,556	Lam Research Corp.	353,900,771
1,584,035	Lattice Semiconductor Corp. (a)(b)	78,932,464
5,194,641	Microchip Technology, Inc.	351,105,785
3,191,789	Micron Technology, Inc.	348,351,852
779,146	MKS, Inc.	74,159,116
455,636	Monolithic Power Systems, Inc.	324,066,549
4,461,429	NVIDIA Corp.	793,554,376
1,577,881	NXP Semiconductors NV ADR (Netherlands)	337,303,621
4,855,915	ON Semiconductor Corp. (a)	273,679,370
1,079,147	Qorvo, Inc. (a)	90,216,689
3,532,974	Qualcomm, Inc.	518,499,264
1,749,547	Skyworks Solutions, Inc.	119,913,951
2,684,250	STMicroelectronics NV ADR (Netherlands)	68,260,478
1,347,815	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	325,659,060
1,872,646	Teradyne, Inc.	201,178,360
2,803,294	Texas Instruments, Inc.	507,564,412
7,466,714	United Microelectronics Corp. ADR (Taiwan) (b)	51,072,324
509,371	Universal Display Corp.	73,553,172

		7,267,405,585

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.4%
567,702	Onto Innovation, Inc. (a)	53,789,764

Machinery Manufacturing - 4.8%
1,923,013	Applied Materials, Inc.	346,257,721
353,222	ASML Holding NV ADR (Netherlands)	245,386,855

		591,644,576

Management of Companies and Enterprises - 0.4%
378,336	ARM Holdings PLC ADR (United Kingdom) (a)(b)	53,487,252

Merchant Wholesalers, Durable Goods - 3.9%
1,749,025	Entegris, Inc. (b)	137,228,502
398,477	KLA-Tencor Corp.	350,273,237

		487,501,739

Professional, Scientific, and Technical Services - 3.3%
5,016,173	Marvell Technology, Inc.	403,149,824

	TOTAL COMMON STOCKS (Cost $7,532,029,047)	$8,856,978,740

SHORT TERM INVESTMENTS - 32.0%
Money Market Funds - 32.0%

1,267,828,982	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$1,267,828,982

1,429,700,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (c)	1,429,700,000

7	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (c)	7

487,380,645	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	487,380,645

782,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 4.16% (c)	782,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,966,909,634)	$3,966,909,634

	TOTAL INVESTMENTS (Cost $11,498,938,681) - 103.3% (e)	$12,823,888,374

	Liabilities in Excess of Other Assets - (3.3)%	(409,543,404)

	TOTAL NET ASSETS - 100.0%	$12,414,344,970

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.

(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.

(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,385,861,774.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of ICE Semiconductor Index	SOFR + 0.9900%	BNP Paribas	12/5/2025	990,980	$872,075,180	$323,250,544

Total return of ICE Semiconductor Index	SOFR + 0.9400%	Goldman Sachs	12/10/2025	5,013,087	5,322,947,570	767,235,470

Total return of ICE Semiconductor Index	SOFR + 0.9800%	Bank of America Merrill Lynch	12/11/2025	6,408,333	7,921,531,300	(111,790,480)

Total return of ICE Semiconductor Index	SOFR + 0.5300%	Societe Generale	12/12/2025	100,000	116,065,999	3,394,586

Total return of ICE Semiconductor Index	SOFR + 0.9200%	J.P. Morgan	12/16/2025	1,530,363	1,582,663,742	278,275,935

Total return of ICE Semiconductor Index	SOFR + 0.7200%	UBS Securities LLC	12/17/2025	1,884,709	1,678,183,828	609,962,716

Total return of ICE Semiconductor Index	SOFR + 0.9400%	Citibank N.A.	12/19/2025	2,271,683	1,911,805,211	847,833,449

Total return of ICE Semiconductor Index	SOFR + 0.9200%	Barclays	12/22/2025	5,004,310	6,009,851,194	86,480,306

					$25,415,124,024	$2,804,642,526

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Semiconductor Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 126.6%

Money Market Funds - 126.6%

767,910,027	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$767,910,027

218,868,686	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	218,868,686

312,915,261	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	312,915,261

504,086,130	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	504,086,130

	TOTAL SHORT TERM INVESTMENTS (Cost $1,803,780,104) (b)	$1,803,780,104

	TOTAL INVESTMENTS (Cost $1,803,780,104) - 126.6%	$1,803,780,104

	Liabilities in Excess of Other Assets - (26.6)%	(378,645,191)

	TOTAL NET ASSETS - 100.0%	$1,425,134,913

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,265,220,681.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.1500%	Total return of ICE Semiconductor Index	BNP Paribas	12/5/2025	218,923	$242,890,561	$(22,480,531)

SOFR + 0.6800%	Total return of ICE Semiconductor Index	Goldman Sachs	12/10/2025	527,778	602,994,918	(38,342,793)

SOFR + 0.7800%	Total return of ICE Semiconductor Index	Bank of America Merrill Lynch	12/11/2025	478,658	546,390,391	(35,273,959)

SOFR + 0.3300%	Total return of ICE Semiconductor Index	Societe Generale	12/12/2025	100,000	116,065,999	(3,586,556)

SOFR + 0.6200%	Total return of ICE Semiconductor Index	J.P. Morgan	12/16/2025	32,587	37,130,931	(1,817,573)

SOFR + 0.3500%	Total return of ICE Semiconductor Index	UBS Securities LLC	12/17/2025	432,771	486,391,421	(37,696,446)

SOFR + 0.6900%	Total return of ICE Semiconductor Index	Citibank N.A.	12/19/2025	440,503	380,575,391	(154,609,458)

SOFR + 0.6800%	Total return of ICE Semiconductor Index	Barclays	12/22/2025	1,263,531	1,548,347,488	6,039,657

					$3,960,787,100	$(287,767,659)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Technology Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 69.4%
Administrative and Support Services - 0.2%
18,762	Gartner, Inc. (a)	$6,353,751

Computer and Electronic Product Manufacturing - 40.0%
395,260	Advanced Micro Devices, Inc. (a)	69,688,291
294,872	Amphenol Corp. Class A	31,406,817
120,907	Analog Devices, Inc.	27,159,339
1,395,276	Apple, Inc.	289,617,439
251,052	Arista Networks, Inc. (a)	30,934,628
439,242	Broadcom, Inc.	129,005,375
969,805	Cisco Systems, Inc.	66,024,324
73,032	Dell Technologies, Inc.	9,690,616
31,986	Enphase Energy, Inc. (a)	1,035,067
26,138	First Solar, Inc. (a)	4,567,093
154,871	Fortinet, Inc. (a)	15,471,613
229,807	HP, Inc.	5,699,214
1,063,343	Intel Corp. (a)	21,054,191
226,561	International Business Machines Corp.	57,353,917
26,164	Jabil Circuit, Inc.	5,839,020
42,127	Keysight Technologies, Inc. (a)	6,905,037
311,816	Lam Research Corp.	29,572,630
131,108	Microchip Technology, Inc.	8,861,590
272,437	Micron Technology, Inc.	29,733,774
11,669	Monolithic Power Systems, Inc.	8,299,460
40,691	Motorola Solutions, Inc.	17,862,535
49,587	NetApp, Inc.	5,163,494
2,278,232	NVIDIA Corp.	405,229,126
61,588	NXP Semiconductors NV ADR (Netherlands)	13,165,667
101,870	ON Semiconductor Corp. (a)	5,741,393
161,404	Palto Alto Networks, Inc. (a)	28,019,734
267,469	Qualcomm, Inc.	39,253,751
26,206	Roper Technologies, Inc.	14,423,782
51,733	Seagate Technology Holdings PLC ADR (Ireland)	8,122,598
36,598	Skyworks Solutions, Inc.	2,508,427
125,120	Super Micro Computer, Inc. (a)	7,378,326
11,421	Teledyne Technologies, Inc. (a)	6,293,200
39,105	Teradyne, Inc.	4,201,050
221,457	Texas Instruments, Inc.	40,097,004
58,160	Trimble, Inc. (a)	4,879,042
85,044	Western Digital Corp.	6,692,112
12,399	Zebra Technologies Corp. Class A (a)	4,203,509

		1,461,154,185

Machinery Manufacturing - 1.0%
198,055	Applied Materials, Inc.	35,661,783

Merchant Wholesalers, Durable Goods - 1.2%
32,235	KLA-Tencor Corp.	28,335,532
72,292	TE Connectivity PLC ADR (Ireland)	14,874,079

		43,209,611

Nonmetallic Mineral Product Manufacturing - 0.3%
187,908	Corning, Inc.	11,883,302

Professional, Scientific, and Technical Services - 8.8%
152,609	Accenture PLC Class A ADR (Ireland)	40,761,864
32,102	CDW Corp.	5,597,947
120,168	Cognizant Technology Solutions Corp. Class A	8,623,256
13,811	EPAM Systems, Inc. (a)	2,178,133
14,000	F5 Networks, Inc. (a)	4,387,880
34,737	GoDaddy, Inc. (a)	5,612,804
396,488	Oracle Corp.	100,616,760
518,540	Palantir Technologies, Inc. (a)	82,110,809
29,237	PTC, Inc. (a)	6,280,400
50,463	ServiceNow, Inc. (a)	47,592,664
20,491	VeriSign, Inc.	5,509,415
52,810	Workday, Inc. (a)	12,113,558

		321,385,490

Publishing Industries - 17.9%
103,896	Adobe, Inc. (a)	37,162,560
35,641	Akamai Technologies, Inc. (a)	2,719,765
52,154	Autodesk, Inc. (a)	15,808,399
66,562	Cadence Design Systems, Inc. (a)	24,266,508
60,718	CrowdStrike Holdings, Inc. (a)	27,600,581
45,168	Datadog, Inc. (a)	6,322,617
5,931	Fair Isaac Corp. (a)	8,521,186
133,052	Gen Digital, Inc.	3,923,703
320,217	Hewlett Packard Enterprise Co.	6,625,290
68,152	Intuit, Inc.	53,508,180
694,332	Microsoft Corp.	370,426,122
233,893	Salesforce, Inc.	60,421,579
44,975	Synopsys, Inc. (a)	28,490,313
10,512	Tyler Technologies, Inc. (a)	6,144,896

		651,941,699

	TOTAL COMMON STOCKS (Cost $2,022,809,380)	$2,531,589,821

SHORT TERM INVESTMENTS - 41.8%
Money Market Funds - 41.8%

726,758,078	Dreyfus Government Cash Management Institutional Shares, 4.20% (b)	$726,758,078

36,360,439	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (b)	36,360,439

126,469,394	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (b)	126,469,394

635,237,514	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (b)	635,237,514

	TOTAL SHORT TERM INVESTMENTS (Cost $1,524,825,425)	$1,524,825,425

	TOTAL INVESTMENTS (Cost $3,547,634,805) - 111.2% (c)	$4,056,415,246

	Liabilities in Excess of Other Assets - (11.2)%	(406,717,491)

	TOTAL NET ASSETS - 100.0%	$3,649,697,755

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2025.

(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,431,590,482.

Direxion Daily Technology Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of Technology Select Sector Index	SOFR + 0.8000%	BNP Paribas	12/5/2025	326,844	$736,715,311	$120,458,492

Total return of Technology Select Sector Index	SOFR + 0.7000%	Goldman Sachs	12/10/2025	308,519	699,262,925	106,790,520

Total return of Technology Select Sector Index	SOFR + 0.7300%	Bank of America Merrill Lynch	12/11/2025	516,556	1,377,127,965	(11,525,602)

Total return of Technology Select Sector Index	SOFR + 0.7400%	Societe Generale	12/12/2025	100,000	242,974,000	14,508,097

Total return of Technology Select Sector Index	SOFR + 0.8000%	J.P. Morgan	12/16/2025	278,667	568,133,338	160,539,611

Total return of Technology Select Sector Index	SOFR + 0.6500%	UBS Securities LLC	12/17/2025	411,364	879,804,561	195,835,117

Total return of Technology Select Sector Index	SOFR + 0.6900%	Citibank N.A.	12/19/2025	724,584	1,684,564,698	217,352,897

Total return of Technology Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2025	517,407	1,157,883,130	196,409,421

					$7,346,465,928	$1,000,368,553

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Technology Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 106.4%
Money Market Funds - 106.4%

46,360,765	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$46,360,765

6,854,269	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	6,854,269

14,978,703	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	14,978,703

34,494,372	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	34,494,372

	TOTAL SHORT TERM INVESTMENTS (Cost $102,688,109) (b)	$102,688,109

	TOTAL INVESTMENTS (Cost $102,688,109) - 106.4%	$102,688,109

	Liabilities in Excess of Other Assets - (6.4)%	(6,193,848)

	TOTAL NET ASSETS - 100.0%	$96,494,261

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $70,908,910.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation

SOFR + 0.3500%	Total return of Technology Select Sector Index	BNP Paribas	12/5/2025	29,473	$77,034,980	$(713,418)

SOFR + 0.5000%	Total return of Technology Select Sector Index	Goldman Sachs	12/10/2025	7,386	19,158,500	(335,128)

SOFR + 0.5300%	Total return of Technology Select Sector Index	Bank of America Merrill Lynch	12/11/2025	10,594	23,987,495	(3,537,059)

SOFR + 0.3300%	Total return of Technology Select Sector Index	Societe Generale	12/12/2025	5,000	12,148,702	(756,813)

SOFR + 0.6000%	Total return of Technology Select Sector Index	J.P. Morgan	12/16/2025	4,397	10,578,566	(759,550)

SOFR + 0.2500%	Total return of Technology Select Sector Index	UBS Securities LLC	12/17/2025	5,973	14,427,841	(1,002,013)

SOFR + 0.3500%	Total return of Technology Select Sector Index	Citibank N.A.	12/19/2025	26,456	64,413,902	(5,208,746)

SOFR + 0.4500%	Total return of Technology Select Sector Index	Barclays	12/22/2025	20,227	48,736,539	(3,856,582)

					$270,486,525	$(16,169,309)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Transportation Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 76.3%
Administrative and Support Services - 17.3%
2,769	RXO, Inc. (a)	$42,781
28,417	Uber Technologies, Inc. (a)	2,493,592

		2,536,373

Air Transportation - 12.6%
2,357	Alaska Air Group, Inc. (a)	124,827
282	Allegiant Travel Co. (a)	14,563
12,804	American Airlines Group, Inc. (a)	147,118
10,008	Delta Air Lines, Inc.	532,526
1,593	Frontier Group Holdings, Inc. (a)	6,977
5,917	JetBlue Airways Corp. (a)(b)	26,271
786	SkyWest, Inc. (a)	91,145
11,065	Southwest Airlines Co. (b)	342,240
6,258	United Continental Holdings, Inc. (a)	552,644

		1,838,311

Couriers and Messengers - 7.0%
2,196	FedEx Corp.	490,784
6,143	United Parcel Service, Inc. Class B	529,281

		1,020,065

Management of Companies and Enterprises - 0.1%
764	Sun Country Airlines Holdings, Inc. (a)	8,855
186	U-Haul Holding Co. (a)(b)	10,762

		19,617

Merchant Wholesalers, Nondurable Goods - 0.1%
2,229	FTAI Infrastructure, Inc.	13,976

Rail Transportation - 16.0%
15,226	CSX Corp.	541,132
8,147	Union Pacific Corp.	1,808,390

		2,349,522

Rental and Leasing Services - 1.5%
328	Avis Budget Group, Inc. (a)	55,839
2,402	Hertz Global Holdings, Inc. (a)(b)	15,397
802	Ryder System, Inc.	142,523

		213,759

Support Activities for Transportation - 12.6%
2,306	C.H. Robinson Worldwide, Inc.	265,928
2,659	Expeditors International of Washington, Inc.	309,082
408	Forward Air Corp. (a)(b)	12,399
2,221	GXO Logistics, Inc. (a)	110,406
1,177	Hub Group, Inc.	41,219
1,521	J.B. Hunt Transport Services, Inc.	219,100
634	Matson, Inc.	67,698
1,958	Norfolk Southern Corp.	544,324
2,287	XPO, Inc. (a)	275,103

		1,845,259

Transit and Ground Passenger Transportation - 0.7%
7,202	Lyft, Inc. (a)	101,260

Transportation Equipment Manufacturing - 1.1%
9,685	Joby Aviation, Inc. (a)(b)	161,352

Truck Transportation - 5.9%
443	ArcBest Corp.	32,396
311	Covenant Logistics Group Inc.	7,510
840	Heartland Express, Inc.	6,569
3,148	Knight-Swift Transportation Holdings, Inc. Class A	133,790
1,123	Marten Transport Ltd.	13,656
3,035	Old Dominion Freight Line, Inc.	452,974
517	Saia, Inc. (a)	156,258
913	Schneider National, Inc.	22,323
1,200	Werner Enterprises, Inc. (b)	33,264

		858,740

Warehousing and Storage - 0.6%
678	Landstar System, Inc.	90,425

Water Transportation - 0.8%
833	Genco Shipping & Trading Ltd. ADR (b)	13,270
1,089	Kirby Corp. (a)	103,792

		117,062

	TOTAL COMMON STOCKS (Cost $10,380,494)	$11,165,721

SHORT TERM INVESTMENTS - 29.9%
Money Market Funds - 29.9%

407,379	Dreyfus Government Cash Management Institutional Shares, 4.20% (c)(d)	$407,379

1,684,928	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (c)	1,684,928

1,859,793	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (c)	1,859,793

425,622	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (c)	425,622

	TOTAL SHORT TERM INVESTMENTS (Cost $4,377,722)	$4,377,722

	TOTAL INVESTMENTS (Cost $14,758,216) - 106.2% (e)	$15,543,443

	Liabilities in Excess of Other Assets - (6.2)%	(900,934)

	TOTAL NET ASSETS - 100.0%	$14,642,509

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,414,335.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of S&P Transportation Select Industry FMC Capped Index	SOFR + 0.8500%	Goldman Sachs	12/10/2025	1,879	$11,528,627	$37,902

Direxion Daily Transportation Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Total return of S&P Transportation Select Industry FMC Capped Index	SOFR + 0.9500%	Citibank N.A.	12/19/2025	1,334	7,445,781	754,093

Total return of S&P Transportation Select Industry FMC Capped Index	SOFR + 0.7000%	Barclays	12/22/2025	2,073	13,654,596	(839,986)

					$32,629,004	$(47,991)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily Utilities Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
COMMON STOCKS - 65.1%
Oil and Gas Extraction - 2.5%
14,218	Dominion Energy, Inc.	$831,042

Utilities - 62.6%
11,870	AES Corp.	156,091
4,283	Alliant Energy Corp.	278,438
4,507	Ameren Corp.	455,793
8,907	American Electric Power Co., Inc.	1,007,738
3,251	American Water Works Co., Inc.	455,920
2,649	Atmos Energy Corp.	413,032
10,883	CenterPoint Energy, Inc.	422,478
4,988	CMS Energy Corp.	368,114
6,008	Consolidated Edison, Inc.	621,828
5,225	Constellation Energy Corp.	1,817,464
3,461	DTE Energy Co.	479,037
12,960	Duke Energy Corp.	1,576,454
6,416	Edison International	334,402
7,442	Entergy Corp.	672,980
3,837	Evergy, Inc.	271,660
6,125	Eversource Energy	404,863
16,832	Exelon Corp.	756,430
8,565	FirstEnergy Corp.	365,811
34,326	NextEra Energy, Inc.	2,439,206
7,849	NiSource, Inc.	333,190
3,260	NRG Energy, Inc.	545,072
36,644	PG&E Corp.	513,749
1,991	Pinnacle West Capital Corp.	180,424
12,327	PPL Corp.	439,951
8,320	Public Service Enterprise Group, Inc.	747,053
10,874	Sempra Energy	888,188
18,326	Southern Co.	1,731,441
5,658	Vistra Corp.	1,179,919
5,321	WEC Energy Group, Inc.	580,415
9,617	Xcel Energy, Inc.	706,272

		21,143,413

	TOTAL COMMON STOCKS (Cost $20,059,965)	$21,974,455

SHORT TERM INVESTMENTS - 32.9%
Money Market Funds - 32.9%

8,233,513	Dreyfus Government Cash Management Institutional Shares, 4.20% (b)	$8,233,513

2,768,977	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (b)	2,768,977

5,370	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (b)	5,370

92,927	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (b)	92,927

	TOTAL SHORT TERM INVESTMENTS (Cost $11,100,787)	$11,100,787

	TOTAL INVESTMENTS (Cost $31,160,752) - 98.0% (c)	$33,075,242

	Other Assets in Excess of Liabilities - 2.0%	676,377

	TOTAL NET ASSETS - 100.0%	$33,751,619

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $26,938,455.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Utilities Select Sector Index	SOFR + 0.7500%	Goldman Sachs	12/10/2025	16,301	$13,194,833	$800,342

Total return of Utilities Select Sector Index	SOFR + 0.7000%	J.P. Morgan	12/16/2025	24,467	20,110,912	1,049,493

Total return of Utilities Select Sector Index	SOFR + 0.4500%	UBS Securities LLC	12/17/2025	30,651	24,035,654	2,282,901

Total return of Utilities Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2025	19,974	15,659,690	1,529,259

					$73,001,089	$5,661,995

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily 7-10 Year Treasury Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 73.7%

373,865	iShares 7-10 Year Treasury Bond ETF (a)	$35,479,789

	TOTAL INVESTMENT COMPANIES (Cost $35,852,708)	$35,479,789

SHORT TERM INVESTMENTS - 27.3%
Money Market Funds - 27.3%

10,550,265	Dreyfus Government Cash Management Institutional Shares, 4.20% (b)	$10,550,265

20,081	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (b)	20,081

2,574,109	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (b)	2,574,109

	TOTAL SHORT TERM INVESTMENTS (Cost $13,144,455)	$13,144,455

	TOTAL INVESTMENTS (Cost $48,997,163) - 101.0% (c)	$48,624,244

	Liabilities in Excess of Other Assets - (1.0)%	(492,591)

	TOTAL NET ASSETS - 100.0%	$48,131,653

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $40,043,358.

Long Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.7500%	BNP Paribas	12/5/2025	376,138	$35,725,587	$(393,676)

Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.8000%	Bank of America Merrill Lynch	12/11/2025	167,639	15,840,209	(106,567)

Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.6000%	J.P. Morgan	12/16/2025	349,558	32,710,412	193,646

Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.6800%	Barclays	12/22/2025	254,350	23,595,830	349,006

					$107,872,038	$42,409

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily 7-10 Year Treasury Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 99.8%
Money Market Funds - 99.8%
7,211,473	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$7,211,473

670,066	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (a)	670,066

1,775,172	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	1,775,172

	TOTAL SHORT TERM INVESTMENTS (Cost $9,656,711) (b)	$9,656,711

	TOTAL INVESTMENTS (Cost $9,656,711) - 99.8%	$9,656,711

	Other Assets in Excess of Liabilities - 0.2%	14,623

	TOTAL NET ASSETS - 100.0%	$9,671,334

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,873,335.

Short Total Return Swap Contracts (Unaudited)
July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

SOFR + 0.4500%	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	12/5/2025	181,688	$17,227,155	$115,241

SOFR + 0.3800%	Total return of iShares 7-10 Year Treasury Bond ETF	J.P. Morgan	12/16/2025	88,684	8,333,647	(32,369)

SOFR + 0.4500%	Total return of iShares 7-10 Year Treasury Bond ETF	Barclays	12/22/2025	35,361	3,366,748	25,776

					$28,927,550	$108,648

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily 20+ Year Treasury Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
INVESTMENT COMPANIES - 69.1%
40,061,528	iShares 20+ Year Treasury Bond ETF (a)	$3,482,148,014

	TOTAL INVESTMENT COMPANIES (Cost $3,517,211,462)	$3,482,148,014

SHORT TERM INVESTMENTS - 36.1%
Money Market Funds - 36.1%

699,640,706	Dreyfus Government Cash Management Institutional Shares, 4.20% (b)	$699,640,706

362,273,287	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (b)	362,273,287

192,180,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.20% (b)	192,180,000

455,149,342	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (b)	455,149,342

110,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 4.16% (b)	110,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,819,243,335)	$1,819,243,335

	TOTAL INVESTMENTS (Cost $5,336,454,797) - 105.2% (c)	$5,301,391,349

	Liabilities in Excess of Other Assets - (5.2)%	(265,694,507)

	TOTAL NET ASSETS - 100.0%	$5,035,696,842

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,284,884,727.

Long Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7900%	BNP Paribas	12/5/2025	19,262,724	$1,662,688,598	$6,856,820

Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7000%	Goldman Sachs	12/10/2025	23,905,032	2,061,426,027	8,691,623

Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7500%	Nomura	12/10/2025	4,000,000	345,366,797	1,619,128

Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.6500%	Bank of America Merrill Lynch	12/11/2025	19,500,000	1,783,238,147	(102,547,293)

Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.5500%	J.P. Morgan	12/16/2025	13,034,706	1,174,847,063	(48,475,391)

Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7500%	UBS Securities LLC	12/17/2025	8,236,829	746,586,181	(36,074,411)

Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7900%	Citibank N.A.	12/19/2025	22,977,097	2,045,821,378	(70,675,233)

Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.8000%	Barclays	12/22/2025	22,825,382	1,983,591,203	(11,294,767)

					$11,803,565,394	$(251,899,524)

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Direxion Daily 20+ Year Treasury Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2025

Shares		Fair Value
SHORT TERM INVESTMENTS - 99.8%
Money Market Funds - 99.8%

97,869,752	Dreyfus Government Cash Management Institutional Shares, 4.20% (a)	$97,869,752

15,131,659	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.13% (a)	15,131,659

67,566,873	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.14% (a)	67,566,873

	TOTAL SHORT TERM INVESTMENTS (Cost $180,568,284) (b)	$180,568,284

	TOTAL INVESTMENTS (Cost $180,568,284) - 99.8%	$180,568,284

	Other Assets in Excess of Liabilities - 0.2%	332,605

	TOTAL NET ASSETS - 100.0%	$180,900,889

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $108,185,348.

Short Total Return Swap Contracts (Unaudited)

July 31, 2025

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

SOFR + 0.5900%	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	12/5/2025	693,297	$63,344,762	$3,505,069

SOFR + 0.5000%	Total return of iShares 20+ Year Treasury Bond ETF	Goldman Sachs	12/10/2025	996,309	89,594,499	3,362,977

SOFR + 0.4500%	Total return of iShares 20+ Year Treasury Bond ETF	Bank of America Merrill Lynch	12/11/2025	1,124,706	103,697,893	6,632,114

SOFR + 0.3300%	Total return of iShares 20+ Year Treasury Bond ETF	J.P. Morgan	12/16/2025	841,941	75,900,981	3,048,036

SOFR + 0.0500%	Total return of iShares 20+ Year Treasury Bond ETF	UBS Securities LLC	12/17/2025	962,426	87,234,293	3,831,741

SOFR + 0.4800%	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/19/2025	1,625,005	143,401,141	3,227,961

					$563,173,569	$23,607,898

SOFR - Secured Overnight Financing Rate was 4.36% as of July 31, 2025.

Valuation Measurements (Unaudited)

The Funds follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2025:

	Asset Class						Liability Class
			Level 1			Level 2	Level 1	Level 2

Funds	Investment Companies	Common Stocks	Short Term Investments	Cash Equivalents	Futures Contracts	Total Return Swap Contracts	Futures Contracts	Total Return Swap Contracts
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$-	$-	$178,442,093	-	$1,231,468	$-	$(3,807,345)	$-
Direxion HCM Tactical Enhanced US ETF	-	399,710,417	106,902,080	-	-	37,467,384	-	-
Direxion NASDAQ-100® Equal Weighted Index Shares	-	1,218,315,135	2,361,525	-	-	-	-	-
Direxion Work From Home ETF	-	15,168,054	1,213,201	-	-	-	-	-
Direxion Daily AAPL Bear 1X Shares	-	-	29,025,267	-	-	3,174,000	-	-
Direxion Daily AMD Bear 1X Shares	-	-	9,754,445	-	-	-	-	(962,869)
Direxion Daily AMZN Bear 1X Shares	-	-	6,886,679	-	-	-	-	(475,974)
Direxion Daily AVGO Bear 1X Shares	-	-	10,102,320	-	-	-	-	(1,286,425)
Direxion Daily BA Bear 1X Shares	-	-	2,540,214	-	-	-	-	(282,263)
Direxion Daily BRKB Bear 1X Shares	-	-	2,974,216	-	-	192,029	-	-
Direxion Daily CSCO Bear 1X ETF	-	-	2,492,072	-	-	-	-	(7,833)
Direxion Daily F Bear 1X ETF	-	-	2,496,413	-	-	29,868	-	-
Direxion Daily GOOGL Bear 1X Shares	-	-	4,266,614	-	-	152,745	-	(60,074)
Direxion Daily LLY Bear 1X Shares	-	-	2,427,367	-	-	305,783	-	-
Direxion Daily META Bear 1X Shares	-	-	7,704,823	-	-	-	-	(906,634)
Direxion Daily MSFT Bear 1X Shares	-	-	11,931,774	-	-	-	-	(1,699,694)
Direxion Daily MU Bear 1X Shares	-	-	2,561,499	-	-	174,130	-	(4,377)
Direxion Daily NFLX Bear 1X Shares	-	-	14,165,184	-	-	502,473	-	(369,796)
Direxion Daily NVDA Bear 1X Shares	-	-	30,483,820	-	-	-	-	(3,762,754)
Direxion Daily PANW Bear 1X Shares	-	-	2,971,204	-	-	349,596	-	-
Direxion Daily PLTR Bear 1X Shares	-	-	67,500,222	-	-	-	-	(9,217,263)
Direxion Daily QCOM Bear 1X ETF	-	-	2,485,005	-	-	152,414	-	-
Direxion Daily TSLA Bear 1X Shares	-	-	76,557,074	-	-	6,767,656	-	-
Direxion Daily TSM Bear 1X Shares	-	-	3,572,770	-	-	-	-	(397,682)
Direxion Daily XOM Bear 1X Shares	-	-	2,453,588	-	-	174	-	(51,297)
Direxion Daily S&P 500® Bear 1X Shares	-	-	128,682,076	-	-	-	-	(6,949,663)
Direxion Daily Crypto Industry Bear 1X Shares	-	-	2,198,600	-	-	-	-	(305,457)
Direxion Daily Magnificent 7 Bear 1X Shares	-	-	6,442,047	-	-	-	-	(845,367)
Direxion Daily AAPL Bull 2X Shares	-	41,647,052	234,596,478	-	-	10,835,389	-	(561,696)
Direxion Daily AMD Bull 2X Shares	-	3,897,333	30,617,297	-	-	3,232,597	-	(416,153)
Direxion Daily AMZN Bull 2X Shares	-	36,971,588	243,476,208	-	-	34,740,943	-	-
Direxion Daily AVGO Bull 2X Shares	-	17,932,441	89,770,332	-	-	2,822,950	-	(2,027,339)
Direxion Daily BA Bull 2X Shares	-	719,871	11,501,318	-	-	1,805,497	-	(242,661)
Direxion Daily BRKB Bull 2X Shares	-	10,943,841	55,308,315	-	-	-	-	(7,736,602)
Direxion Daily CSCO Bull 2X ETF	-	493,580	3,274,648	-	-	1,792	-	(15,092)
Direxion Daily F Bull 2X ETF	-	365,310	2,123,836	-	-	-	-	(56,623)
Direxion Daily GOOGL Bull 2X Shares	-	30,017,574	423,815,320	-	-	45,830,321	-	-
Direxion Daily LLY Bull 2X Shares	-	1,081,242	5,769,394	-	-	-	-	(448,416)
Direxion Daily META Bull 2X Shares	-	14,374,383	123,667,654	-	-	22,554,959	-	(1,254,553)
Direxion Daily MSFT Bull 2X Shares	-	13,949,958	118,223,685	-	-	18,862,212	-	-
Direxion Daily MU Bull 2X Shares	-	8,044,927	32,943,640	-	-	-	-	(2,305,873)
Direxion Daily NFLX Bull 2X Shares	-	10,695,465	82,882,709	-	-	326,896	-	(5,407,016)
Direxion Daily NVDA Bull 2X Shares	-	100,335,578	602,151,081	-	-	61,607,696	-	-
Direxion Daily PANW Bull 2X Shares	-	763,666	6,611,006	-	-	-	-	(1,321,501)
Direxion Daily PLTR Bull 2X Shares	-	70,524,657	418,141,206	-	-	36,958,882	-	-
Direxion Daily QCOM Bull 2X ETF	-	469,632	3,306,060	-	-	-	-	(465,793)
Direxion Daily TSLA Bull 2X Shares	-	1,117,906,629	5,197,940,212	-	-	81,617,840	-	(442,549,752)

Direxion Daily TSM Bull 2X Shares	-	17,000,142	106,691,967	-	-	10,261,876	-	(95,291)
Direxion Daily XOM Bull 2X Shares	-	485,523	2,646,819	-	-	86,907	-	-
Direxion Daily CSI 300 China A Share Bull 2X Shares	65,595,039	-	99,536,895	-	-	10,958,125	-	-
Direxion Daily CSI China Internet Index Bull 2X Shares	151,081,039	-	124,319,403	-	-	34,407,273	-	-
Direxion Daily S&P 500® Bull 2X Shares	-	168,177,157	17,178,159	-	-	18,224,803	-	-
Direxion Daily MSCI Brazil Bull 2X Shares	67,369,457	-	55,700,991	-	-	11,892,204	-	-
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	1,637,529	-	996,448	-	-	242,487	-	-
Direxion Daily MSCI India Bull 2X Shares	33,473,881	-	40,101,992	-	-	831,319	-	(3,425,863)
Direxion Daily AI and Big Data Bull 2X Shares	-	14,506,444	5,525,224	-	-	4,252,730	-	-
Direxion Daily AI and Big Data Bear 2X Shares	-	-	1,364,291	-	-	-	-	(234,842)
Direxion Daily Crypto Industry Bull 2X Shares	-	4,653,195	1,867,356	-	-	509,512	-	(64,585)
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	-	3,152,247	3,032,109	-	-	263,730	-	(380,015)
Direxion Daily Energy Bull 2X Shares	-	166,455,735	61,608,553	-	-	8,513,944	-	(3,108,580)
Direxion Daily Energy Bear 2X Shares	-	-	18,234,135	-	-	1,435,249	-	-
Direxion Daily Gold Miners Index Bull 2X Shares	291,866,285	-	268,460,666	-	-	159,503,336	-	(923,320)
Direxion Daily Gold Miners Index Bear 2X Shares	-	-	121,412,359	-	-	3,592,077	-	(6,133,598)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	101,652,040	-	203,865,070	-	-	84,381,421	-	(3,680,202)
Direxion Daily Junior Gold Miners Index Bear 2X Shares	-	-	78,846,504	-	-	4,552,236	-	(8,172,797)
Direxion Daily Magnificent 7 Bull 2X Shares	-	41,207,652	51,796,030	-	-	3,737,478	-	-
Direxion Daily NYSE FANG+ Bull 2X Shares	-	54,979,907	81,471,086	-	-	27,920,271	-	-
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	15,637,853	-	17,189,925	-	-	4,876,757	-	-
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	-	168,142,450	85,115,280	-	-	8,658,462	-	(7,742,732)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	-	-	47,711,014	-	-	4,377,723	-	(1,959,648)
Direxion Daily Uranium Industry Bull 2X Shares	6,920,419	-	8,698,042	-	-	4,061,634	-	-
Direxion Daily Mid Cap Bull 3X Shares	-	51,564,943	25,086,567	-	-	9,846,677	-	-
Direxion Daily S&P 500® Bull 3X Shares	-	3,718,886,054	1,690,019,658	-	-	990,226,383	-	-
Direxion Daily S&P 500® Bear 3X Shares	-	-	539,212,364	-	-	-	-	(77,271,572)
Direxion Daily Small Cap Bull 3X Shares	1,389,642,148	-	695,369,106	-	-	232,079,954	-	(35,961,106)
Direxion Daily Small Cap Bear 3X Shares	-	-	317,344,391	-	-	44,603,253	-	(1,171,775)
Direxion Daily FTSE China Bull 3X Shares	612,618,514	-	516,386,337	-	-	407,869,877	-	-
Direxion Daily FTSE China Bear 3X Shares	-	-	296,223,146	-	-	5,596,419	-	(34,100,734)
Direxion Daily FTSE Europe Bull 3X Shares	17,926,327	-	23,791,074	-	-	7,536,148	-	(1,036,602)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	6,914,992	-	77,372,953	-	-	17,583,096	-	(1,203,453)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	-	-	19,248,166	-	-	292,651	-	(3,651,775)
Direxion Daily MSCI Mexico Bull 3X Shares	7,435,289	-	10,672,470	-	-	6,705,774	-	-
Direxion Daily MSCI South Korea Bull 3X Shares	64,856,382	-	73,491,687	-	-	42,984,811	-	-
Direxion Daily Aerospace & Defense Bull 3X Shares	-	177,825,134	175,576,418	-	-	86,211,262	-	(970,825)
Direxion Daily Consumer Discretionary Bull 3X Shares	-	13,815,799	8,341,193	-	-	4,519,097	-	-
Direxion Daily Dow Jones Internet Bull 3X Shares	-	104,988,885	51,438,921	-	-	41,327,547	-	(664,980)
Direxion Daily Dow Jones Internet Bear 3X Shares	-	-	10,553,306	-	-	-	-	(1,647,070)
Direxion Daily Financial Bull 3X Shares	-	1,819,482,149	726,307,297	-	-	277,399,715	-	-
Direxion Daily Financial Bear 3X Shares	-	-	108,091,031	-	-	134,362	-	(5,506,935)
Direxion Daily Healthcare Bull 3X Shares	-	117,403,791	34,428,385	-	-	-	-	(13,749,014)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	-	337,613,856	93,112,001	-	-	32,581,158	-	(2,569,876)
Direxion Daily Industrials Bull 3X Shares	-	25,718,686	14,318,057	-	-	10,311,449	-	-
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	-	5,424,323	3,219,999	-	-	703,908	-	-
Direxion Daily Real Estate Bull 3X Shares	-	43,558,057	15,452,605	-	-	1,213,147	-	(498,638)
Direxion Daily Real Estate Bear 3X Shares	-	-	44,858,155	-	-	2,641,241	-	-
Direxion Daily Regional Banks Bull 3X Shares	-	461,680,635	205,412,636	-	-	56,186,650	-	(22,217,007)
Direxion Daily Retail Bull 3X Shares	-	24,413,330	12,366,223	-	-	9,651,413	-	-
Direxion Daily S&P 500® High Beta Bull 3X Shares	-	41,251,399	23,318,960	-	-	28,692,597	-	-
Direxion Daily S&P 500® High Beta Bear 3X Shares	-	-	36,439,803	-	-	-	-	(10,143,596)
Direxion Daily S&P Biotech Bull 3X Shares	-	447,215,685	265,609,267	-	-	64,070,956	-	(53,739,677)
Direxion Daily S&P Biotech Bear 3X Shares	-	-	63,793,439	-	-	10,538,799	-	(1,865,770)
Direxion Daily Semiconductor Bull 3X Shares	-	8,856,978,740	3,966,909,634	-	-	2,916,433,006	-	(111,790,480)
Direxion Daily Semiconductor Bear 3X Shares	-	-	1,803,780,104	-	-	6,039,657	-	(293,807,316)
Direxion Daily Technology Bull 3X Shares	-	2,531,589,821	1,524,825,425	-	-	1,011,894,155	-	(11,525,602)
Direxion Daily Technology Bear 3X Shares	-	-	102,688,109	-	-	-	-	(16,169,309)
Direxion Daily Transportation Bull 3X Shares	-	11,165,721	4,377,722	-	-	791,995	-	(839,986)
Direxion Daily Utilities Bull 3X Shares	-	21,974,455	11,100,787	-	-	5,661,995	-	-
Direxion Daily 7-10 Year Treasury Bull 3X Shares	35,479,789	-	13,144,455	-	-	542,652	-	(500,243)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	-	-	9,656,711	-	-	141,017	-	(32,369)
Direxion Daily 20+ Year Treasury Bull 3X Shares	3,482,148,014	-	1,819,243,335	-	-	17,167,571	-	(269,067,095)
Direxion Daily 20+ Year Treasury Bear 3X Shares	-	-	180,568,284	-	-	23,607,898	-	-